SUMMIT
MUTUAL                        ANNUAL REPORT
FUNDS


                                    SUMMIT APEX SERIES
                   -------------------------------------------------------------
                                    S&P 500 Index Fund
                                    S&P MidCap 400 Index Fund
                                    Russell 2000 Small Cap Index Fund
                                    Nasdaq-100 Index Fund
                                    Balanced Index Fund
                                    Lehman Aggregate Bond Index Fund
                                    Everest Fund
                                    Bond Fund
                                    Short-Term Government Fund
                                    Money Market Fund

SEPTEMBER 30, 2000          [LOGO]  SUMMIT
                                    MUTUAL
                                    FUNDS

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Message.........................................    1

Investment Review
    S&P 500 Index Fund......................................    2
    S&P MidCap 400 Index Fund...............................    4
    Russell 2000 Small Cap Index Fund.......................    6
    Nasdaq-100 Index Fund...................................    8
    Balanced Index Fund.....................................   10
    Lehman Aggregate Bond Index Fund........................   12
    Everest Fund............................................   14
    Bond Fund...............................................   16
    Short-Term Government Fund..............................   18
    Money Market Fund.......................................   20

Statements of Assets and Liabilities........................   22

Statements of Operations....................................   25

Statements of Changes in Net Assets.........................   28

Schedule of Investments
    S&P 500 Index Fund......................................   30
    S&P MidCap 400 Index Fund...............................   36
    Russell 2000 Small Cap Index Fund.......................   41
    Nasdaq-100 Index Fund...................................   62
    Balanced Index Fund.....................................   64
    Lehman Aggregate Bond Index Fund........................   71
    Everest Fund............................................   72
    Bond Fund...............................................   73
    Short-Term Government Fund..............................   76
    Money Market Fund.......................................   77

Notes to Financial Statements...............................   78

Independent Auditors' Report................................   93

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                   ANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the Annual Report for the Summit Mutual Funds, a family of funds for all your investing needs. We are also very pleased to welcome new shareholders of the Funds who have joined us since our last report.

During the past several years, the benefits of investing have been readily apparent, while the risks have been less obvious. Over the past six months, however, investors have witnessed sharp drops and significant recoveries, sometimes within the same day or week. The market's volatility over the past several months has been extraordinary. The Nasdaq Composite Index, after closing above 3,000 in November 1999 and 4,000 in December 1999, hit 5,000 in March 2000 as investor euphoria peaked. Then, the Nasdaq fell over 30% to end the first nine months of 2000 at -9.63%. Though less volatile over the period, the S&P 500 Index ended in negative territory at -1.39%. These developments have confirmed the lingering expectation that stock prices, especially technology companies, were overdue for correction according to several traditional measures. On the bright side, investors did see a broadening of the stock market as the stock prices of medium size companies rose as evidenced by the S&P 400 MidCap Index rising in excess of 20% through September 30, 2000.

All of these trends serve to remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics. This is why we think it is a good time to reaffirm one of our primary investment principles:
Regardless of short-term market fluctuations, our philosophy has always been that regular investing is the best strategy over the long run. Investors should consider setting up their own investment program or using Summit's convenient Automatic Investment Program to regularly transfer fixed amounts from bank accounts or salary paychecks for investment in one or more Summit Funds. Combined with periodic reviews of your portfolio, regular investing is a smart way to remain committed to your investment goals.

Given this market environment, we believe the message is clear -- expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds can be the foundation of a diversified plan.

The past year has been eventful not only because of financial market activity, but also because of the following significant developments:

- We launched an effort this year to increase both the timeliness and quality of information provided to shareholders. Based on your calls and questions, we know that you desire more information about our policies, fund performance, and investment philosophy. Please visit the Fund's web site at www.summitfunds.com to learn more.

- The planned introduction of two new funds in December 2000. These funds are:

SUMMIT EAFE INTERNATIONAL EQUITY INDEX FUND - The EAFE (Europe, Australasia, & the Far East) Index is based on over 900 foreign companies in 20 different countries constituting a major share of the world's capital markets;

SUMMIT TOTAL SOCIAL IMPACT (TSI) FUND - This socially responsible fund invests in all 500 S&P companies with the weighting based on their TSI rating. The TSI rating is derived from over 80 different measures of how companies treat their stakeholders. In contrast to traditional socially responsible funds, the Summit TSI Fund emphasizes excellent business practices instead of screening out companies on a product specific basis, e.g. alcohol.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each Fund's portfolio and total return investment performance.

Summit Investment Partners maintains a firm commitment to making intelligent investments and taking sensible risks. We know you work hard for your money. Thank you for the trust that you have placed in us.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex S&P 500 Index Fund (Fund) commenced operations on April 3, 2000. The Fund's return since inception for the period ending September 30, 2000 was -3.71%. The return of the S&P 500 Index, by comparison, was -3.60% for the same period.

The S&P 500 Index posted a return of -1.39% for the nine-month period ending September 30, 2000. The negative return for the period reflects investor concerns over rising interest rates and soaring energy prices, which threaten to end the record U.S. economic expansion. The period witnessed a marked change in investor sentiment, as investors trimmed their holdings in many of the large capitalization, high price-to-earnings (P/E) stocks that led the market higher in recent years. Beneficiaries of this shift were companies with greater earnings predictability and more reasonable P/E ratios.

On a relative basis, the sectors that contributed positively to the Index's return for the period included utilities (up 53.9%), financials (up 24.4%), health care (up 24%) and energy (up 14.9%). The technology sector's 9.7% decline represented the single largest drag on returns for the period, due to its 29% index weighting. Other sectors detracting from return included basic materials (down 29%), communication services (down 23%) and consumer cyclicals (down 21%).

TOP TEN HOLDINGS
-------------------------------------------------------

1.  General Electric Company              6.  Intel Corporation
2.  Cisco Systems, Inc.                   7.  Citigroup, Inc.
3.  Microsoft Corporation                 8.  Oracle Systems
4.  Exxon Mobil Corporation               9.  American International Group
5.  Pfizer, Inc.                         10.  EMC Corporation

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                           S&P 500 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's 500 Composite
                                                    Stock Index ("the S&P 500").

STRATEGY:                                           The S&P 500 Index Fund will remain fully invested
                                                    in stocks included in the S&P 500 and in futures
                                                    contracts on the Index. The cash position will be
                                                    held in highly liquid money market instruments to
                                                    meet redemptions and to provide cash for future
                                                    stock purchases.

INCEPTION:                                          April 3, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the S&P 500 Index Fund had net assets of $160,898,702 and diversified holdings of:

       Common Stocks                                         98.1%
       Short-Term and Other                                   1.9%

As an investor in the Summit S&P 500 Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               1.9%
Capital Goods                  9.1%
Consumer Durables              1.1%
Consumer Non-Durable           6.0%
Consumer Services             11.5%
Energy                         5.7%
Finance                       15.4%
Health Care                   11.3%
Public Utilities               8.6%
Technology                    27.0%
Transportation                 0.5%
Short-Term, Futures, & Other   1.9%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIPCAP 400 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex S&P MidCap 400 Index Fund (Fund) commenced operations on
April 3, 2000. The Fund's return since inception for the period ending September 30, 2000 was 7.41%. The S&P MidCap 400 Index, by comparison, returned 8.46% for the same period.

The S&P Midcap 400 Index gained 22.21% for the nine-month period ending September 30, 2000, far outpacing the returns of most other major indices. The Index is representative of medium-sized companies, many of which were beneficiaries of the shift out of the large capitalization, high price-to-earnings (P/E) stocks that led the market higher in recent years. The Index's return was particularly impressive in light of difficult market conditions, such as higher interest rates and energy prices, which contributed to the broad market declines of other indices in the period.

The best performing sectors for the period were those that are traditionally viewed as defensive, which possess more predictable earnings growth and trade at more reasonable P/E ratios. On a relative basis, the top-performing sector in the Index was health care, which gained 36.2%. Also performing well for the period were the energy (up 35.4%) and utility (up 31.9%) sectors. Despite the modest 5.4% gains registered in the technology segment, this sector accounted for 31% of the index's total return. Sectors detracting from performance for the period were communication services (down 39%), basic materials (down 32%) and consumer staples (down 25%).

TOP TEN HOLDINGS
-------------------------------------------------------

1.  S&P MidCap 400 Depositary Receipts    6.  Rational Software Corporation
2.  Dynegy, Inc.                          7.  Intuit, Inc.
3.  Vitesse Semiconductor                 8.  Waters Corporation
4.  Calpine Corporation                   9.  Jabil Circuit
5.  Millennium Pharmaceuticals           10.  Forest Laboratories Class A

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                    S&P MIPCAP 400 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's MidCap 400
                                                    Composite Stock Index ("the S&P 400").

STRATEGY:                                           The S&P MidCap 400 Index Fund will remain fully
                                                    invested in stocks included in the S&P 400 and in
                                                    futures contracts on the Index. The cash position
                                                    will be held in highly liquid money market
                                                    instruments to meet redemptions and to provide
                                                    cash for future stock purchases.

INCEPTION:                                          April 3, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the S&P 400 MidCap Index Fund had net assets of $24,015,003 and diversified holdings of:

       Common Stocks                                         81.2%
       Short-Term and Other                                  18.8%

As an investor in the Summit S&P MidCap 400 Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               3.5%
Capital Goods                  3.7%
Consumer Durables              2.1%
Consumer Non-Durable           3.6%
Consumer Services              9.7%
Energy                         6.9%
Finance                        9.6%
Health Care                   10.8%
Public Utilities               9.1%
Technology                    21.3%
Transportation                 0.9%
Short-Term, Futures, & Other  18.8%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex Russell 2000 Small Cap Index Fund (Fund) commenced operations on December 29, 1999. The Fund's return since inception for the period ending September 30, 2000 was 7.70%. The Russell 2000 Index, by comparison, had a return of 7.75% for the same period.

The Russell 2000 Index advanced 4.23% for the nine-month period ending
September 30, 2000. The Index is a popular proxy for the small-cap sector of the market, which has benefited this year from a broadening in the overall market. Following several years of underperforming the overall market, the Russell 2000 outperformed both the S&P 500 and Nasdaq 100 Indices during the first nine months of 2000.

On a relative basis, the top-performing sector for the period was health care, which gained 32.7% year-to-date. This has traditionally been a defensive sector, providing a haven for investors seeking earnings stability during periods of an economic slowdown. Strong gains were also registered in the energy (up 22.8%) and financial (up 12%) sectors. Technology, which declined 32.9% for the period, was the single largest contributor to the Index's total return. Other sectors that detracted from performance for the period included communication services (down 59.1%) and basic materials (down 17%).

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Russell 2000 Small Cap Index Fund Total Return
Since Inception
7.70%
Past performance is not predictive of future results.
Annuity contract charges, if applicable, are not reflected.

          RUSSELL 2000
           INDEX FUND   RUSSELL 2000 INDEX
12/27/99       $10,000             $10,000
12/31/99       $10,310             $10,338
1/31/00        $10,070             $10,170
2/29/00        $12,200             $11,851
3/31/00        $11,099             $11,071
4/30/00        $10,449             $10,405
5/31/00         $9,839              $9,798
6/30/00        $10,658             $10,654
7/31/00        $10,328             $10,321
8/31/00        $11,099             $11,104
9/30/00        $10,768             $10,775

TOP TEN HOLDINGS
--------------------------------------------------------

1.  iShares Russell 2000 Index Fund       6.  Plexus Corporation
2.  Interwoven, Inc.                      7.  AmeriSource Health Corporation
3.  MMC Networks, Inc.                    8.  Apex, Inc.
4.  Enzon, Inc.                           9.  Silicon Valley Bancshares
5.  Veeco Instruments, Inc.              10.  Metris Companies Inc.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    investment performance of U.S. common stocks, as
                                                    represented by the Russell 2000 Index ("the
                                                    Russell 2000").

STRATEGY:                                           The Russell 2000 Small Cap Index Fund will remain
                                                    fully invested in stocks included in the Russell
                                                    2000 Index and in futures contracts on the Index.
                                                    The cash position will be held in highly liquid
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases.

INCEPTION:                                          December 29, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Russell 2000 Small Cap Index Fund had net assets of $15,888,785 and diversified holdings of:

       Common Stocks                                         86.4%
       Short-Term & Other                                    13.6%

As an investor in the Summit Russell 2000 Small Cap Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               5.0%
Capital Goods                  5.7%
Consumer Durables              3.1%
Consumer Non-Durables          3.3%
Consumer Services             13.6%
Energy                         3.3%
Finance                       16.6%
Health Care                   11.5%
Public Utilities               4.5%
Technology                    18.3%
Transportation                 1.5%
Short-Term, Futures, & Other  13.6%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex Nasdaq-100 Index Fund (Fund) commenced operations on December 28, 1999. The Fund's return since inception for the period ending September 30, 2000 was -0.62%. The Nasdaq 100 Index, by comparison, returned -0.75% for the same period.

For the nine-month period ending September 30, 2000, the Nasdaq 100 Index declined 3.68%. The weak performance comes on the heels of a 102% gain in 1999, and reflects investor's fears that rising interest rates and sharply higher energy prices will halt the longest economic expansion in U.S history.

Positively contributing to the Index's year-to-date return were Siebel Systems (up 165%), Juniper Networks (up 286%), and Ciena (up 327%). Offsetting these strong gains were sharp declines in some of the Index's largest constituents, Microsoft (down 48%) and QUALCOMM (down 60%). These two companies represent 9.9% and 7.4%, respectively, of the entire Index. Also detracting from performance were CMGI (down 80%) and Yahoo (down 58%).

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Nasdaq-100 Index Fund Total Returns
Since Inception
-0.6%
Past performance is not predictive of future results.
Annuity contract charges, if applicable, are not reflected.

          NASDAQ-100
          INDEX FUND  NASDAQ-100 INDEX
12/27/99     $10,000           $10,000
12/31/99     $10,310           $10,304
1/31/00       $9,970            $9,921
2/29/00      $12,020           $11,859
3/31/00      $12,309           $12,222
4/30/00      $10,590           $10,487
5/31/00       $9,309            $9,239
6/30/00      $10,539           $10,461
7/31/00      $10,069           $10,032
8/31/00      $11,371           $11,334
9/30/00       $9,927            $9,925

TOP TEN HOLDINGS
-------------------------------------------------------

1.  Cisco Systems, Inc.                   6.  JDS Uniphase Corporation
2.  Nasdaq-100 Shares                     7.  Sun Microsystems
3.  Microsoft Corporation                 8.  QUALCOMM, Inc.
4.  Intel Corporation                     9.  Veritas Software
5.  Oracle Corporation                   10.  Siebel Systems, Inc.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                        NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    investment performance of U.S. common stocks, as
                                                    represented by the Nasdaq-100 Index ("the
                                                    Nasdaq-100").

STRATEGY:                                           The Nasdaq-100 Index Fund will remain fully
                                                    invested in stocks included in the Nasdaq-100 and
                                                    in futures contracts on the Index. The cash
                                                    position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases.

INCEPTION:                                          December 28, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Nasdaq-100 Index Fund had net assets of $13,092,580 and diversified holdings of:

       Common Stocks                                         68.7%
       Short-Term & Other                                    31.3%

As an investor in the Summit Nasdaq-100 Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               0.2%
Capital Goods                  1.2%
Consumer Non-Durables          0.3%
Consumer Services              5.5%
Health Care                    4.1%
Public Utilities               3.9%
Technology                    53.4%
Transportation                 0.1%
Short-Term, Futures, & Other  31.3%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex Balanced Index Fund (Fund) commenced operations on April 3, 2000. The Fund's return since inception for the period ending September 30, 2000 was -0.12%. The objective of the Fund is to produce investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index.

Since the Fund's inception, the market environment can be characterized by rising interest rates and soaring energy prices, the combination of which have produced some of the sharpest declines in stock prices that we have witnessed in several years. The Fund's exposure to investment-grade, intermediate bonds has helped to offset these stock market declines. The appeal of fixed income securities, which offer relative stability and a more predictable revenue stream, is often enhanced during periods of market volatility. This year has been no exception.

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  S&P 500 Depositary Receipts           6.  Pfizer, Inc.
2.  General Electric Company              7.  Intel Coporation
3.  Cisco Systems, Inc.                   8.  Citigroup, Inc.
4.  Microsoft Corporation                 9.  Oracle Systems
5.  Exxon Mobil Corporation              10.  American International Group

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                          BALANCED INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results, with respect to 60% of
                                                    its assets, that correspond to the total return of
                                                    U.S. common stocks, as represented by the S&P 500
                                                    Index and, with respect to 40% of its assets, that
                                                    correspond to the total return performance of
                                                    investment grade bonds, as represented by the
                                                    Lehman Brothers Aggregate Bond Index.

STRATEGY:                                           The Balanced Index Fund will invest approximately
                                                    60% of its nets assets in a portfolio of stocks
                                                    included in the S&P 500 and in futures of the
                                                    Index and approximately 40% of its net assets in a
                                                    portfolio of investment grade bonds designed to
                                                    track the Lehman Aggregate Bond Index.

INCEPTION:                                          April 3, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Balanced Index Fund had net assets of $34,140,333 and diversified holdings of:

       Common Stocks                                         55.2%
       Bonds and Notes                                       39.3%
       Short-Term and Other                                   5.5%

As an investor in the Summit Balanced Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                 55.2%
Treasuries & Agency Notes   11.7%
Mortgage-Backed Securities  15.3%
Corporate Bonds             12.3%
Short-Term & Other           5.5%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Apex Lehman Aggregate Bond Index Fund (Fund) commenced operations on April 3, 2000. The Fund's return since inception for the period ending September 30, 2000 was 4.55%, versus the Index return of 4.81%.

The Lehman Brothers Aggregate Bond Index returned 7.12% for the nine-month period ending September 30, 2000. The Index is a proxy for intermediate-term, investment grade bonds, including corporate, treasury, agency, and asset-backed bonds. These securities provided investors a safe haven from the volatility of stocks this year, many of which have fallen amid fears over rising interest rates, sharply higher energy prices, and a slowing economy. U.S. Treasury securities, a sizable component of the Index, benefited from projected budget surpluses and continued government debt buybacks.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                             LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of the bond market, as
                                                    represented by the Lehman Brothers Aggregate Bond
                                                    Index ("Lehman Bond Index").

STRATEGY:                                           The Lehman Aggregate Bond Index Fund will invest
                                                    at least 80% of the value of its assets in
                                                    obligations issued or guaranteed by the U.S.
                                                    Government, publicly-traded debt securities rated
                                                    BBB- or BAA3 or higher by a national rating
                                                    agency, or cash and cash equivalents. Up to 20% of
                                                    the Portfolio's total assets may be invested in
                                                    financial futures or options contracts. The
                                                    Portfolio will not purchase bonds rated below
                                                    investment grade.

INCEPTION:                                          April 3, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000 the Lehman Aggregate Bond Index Fund had net assets of $16,290,108 and diversified holdings of:

       Bonds                                                 97.7%
       Short-Term and Other                                   2.3%

As an investor in the Summit Lehman Aggregate Bond Index Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  45.9%
Mortgage-Backed Securities      32.5%
Corporate Bonds                 19.3%
Short-Term & Other               2.3%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Everest Fund's performance for the period December 29, 1999 to
September 30, 2000 was +3.21% versus -0.55% for the S&P 500 and a +5.29% for the Russell 1000 Value Index.

Since the Fund's inception the stock market has been marked by sector rotation which pushed favored sectors to overpriced levels, pulled out-of-favor sectors down to levels that were below private values for many companies, and then reversed course. The technology run-up to all-time highs was followed by dives of breathtaking speed. Technology stocks seemed to move on the next marginal piece of market commentary. Early in the year, if the news was good the stock soared; if the news was negative the stock plummeted. In the autumn, if the news was good the stock didn't go down; if a company's earnings forecast was negative the stock declined precipitously due to momentum investors liquidating their positions. This volatility permeates almost all indices as the NASDAQ dominates the headlines, the S&P 500 has exposure of over 30% to technology and even the Dow Jones Industrials added Microsoft and Intel to the Index in 1999.

The Everest Fund tries to be opportunistic when establishing positions and attempts to purchase equities when their price-to-earnings (P/E) ratio is below that of the S&P 500. For example, during the first half of 2000, the pharmaceutical stocks were selling at below average market P/Es (which occurs very infrequently) and were acquired. This exposure benefited the Fund when biotech stocks swooned and momentum investors switched into pharmaceuticals to find growth stocks that weren't technology related.

Additionally, the Everest Fund attempts to benefit from the consumption for new technologies without paying the above market P/Es expected to participate directly in the high tech sector. This strategy stresses acquiring industrial companies that supply necessary components to the high tech sector, but that are selling at below average market P/Es.

Another industrial sector that has been out of favor and appears to be consolidating and gaining political favor is the defense industrial stocks. Recently the Pentagon sponsored a study to promote the financial health of the defense industry. This action plus the political mood in the country appear to bode well for more defense appropriation spending.

The Everest Fund has exposure to the Financial Services sector because of its undervalued nature. Also, as a result of the government's overhaul of federal banking regulations, which now permits commercial banks to underwrite corporate securities and own broker-dealer affiliates, more consolidation is likely. The trend towards consolidation gathered speed in the third quarter as regional and money center banks began to consolidate.

As mentioned at the outset, the sector rotation and technology headline domination have impacted the financial markets. The Everest Fund will seek to acquire sectors that become attractively priced as a result of the volatility in the market and will reduce holdings in technology stocks until their valuation levels provide better buying opportunities.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Everest Fund Total Return
Since Inception
3.20%
Past performance is not predictive of future results.
Annuity contract charges, if applicable, are not reflected.

          EVEREST  RUSSELL 1000
           FUND    VALUE INDEX
12/27/99  $10,000      $10,000
12/31/99  $10,040      $10,193
1/31/00    $9,450       $9,861
2/29/00    $8,760       $9,128
3/31/00    $9,860      $10,242
4/30/00    $9,670      $10,122
5/31/00   $10,040      $10,229
6/30/00    $9,780       $9,762
7/31/00    $9,720       $9,884
8/31/00   $10,231      $10,434
9/30/00   $10,321      $10,529

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                 EVEREST FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks long-term appreciation of capital by
                                                    investing in common stocks and other equity
                                                    securities with values that are, at present, not
                                                    fully recognized by the market.

STRATEGY:                                           The Everest Fund will remain in a highly invested
                                                    position ranging from 86% to 98%. The cash
                                                    position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases as new
                                                    opportunities arise.

INCEPTION:                                          December 29, 1999

MANAGER:                                            James McGlynn

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Everest Fund had net assets of $49,439,781 and diversified holdings of:

       Common Stocks                                         96.2%
       Short-Term and Other                                   3.8%

As an investor in the Summit Everest Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Communications Services  13.9%
Consumer Cyclical        10.9%
Consumer Non-Durables    13.0%
Energy                   10.2%
Financial                22.3%
Industrial               14.5%
Public Utilities          4.6%
Technology                6.8%
Short-Term & Other        3.8%

TOP TEN HOLDINGS
-------------------------------------------------------

1.  Scana Corp.                           6.  Sara Lee Corp.
2.  SBC Communications Inc.               7.  Conoco Inc.
3.  Verizon Communications                8.  Chevron Corporation
4.  Summit Bancorp                        9.  ITT Industries Inc.
5.  Washington Mutual Inc.               10.  First Union Corp.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The U.S. economy continued its strong growth during the first three quarters of 2000. Unemployment is currently at a 30-year low of 3.9%. Inflation is maintaining a moderate pace, while productivity remains positive. After raising rates for the past year, the Federal Reserve has taken a more neutral stance for the time being. The extreme volatility in the equity market continues to be a source of concern. The public has grown to expect positive equity performance. The fixed income market has not been immune from the disruptions in the economy. Corporate quality spreads (the extra measure of interest income expected for added risk) have increased since the beginning of the year with lower rated credits trading at the widest levels in 10 years.

Since its inception on April 3, 2000 through September 30, 2000, the Summit Apex Bond Fund had a total return of 3.04%, before fees and expenses, versus the Lehman Brothers Aggregate Bond Index return of 4.81%. The underperformance for the period is attributed to the portion of the fund invested in the high yield sector. While the high yield sector has hurt the performance during the period, it remains a viable sector, which should provide incremental returns over a longer period of time. However, over short periods any sector may underperform the market as a whole. Other sectors performed in line with their respective indices.

Looking ahead, the basic strategy for the Summit Apex Bond Fund will not change. We will continue to attempt to outperform the bond market through superior individual security selection, sector rotation and relative value analysis.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    BOND FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks a high level of current income, without
                                                    undue risk to principal, by investing in
                                                    long-term, fixed- income, investment-grade
                                                    corporate bonds.

STRATEGY:                                           The Bond Fund intends to invest at least 75% of
                                                    the value of its assets in publicly-traded
                                                    straight debt securities which have a rating
                                                    within the four highest grades as rated by a
                                                    national rating agency. Up to 25% of the portfolio
                                                    may be invested in below investment grade
                                                    securities, convertible debt securities,
                                                    convertible preferred and preferred stock, or
                                                    other securities.

INCEPTION:                                          April 3, 2000

MANAGERS:                                           Gary R. Rodmaker and Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Bond Fund had net assets of $69,874,857 and diversified holdings of:

       Bonds                                                 96.6%
       Short-Term and Other                                   3.4%

As an investor in the Summit Bond Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bond                      53.6%
U.S. Treasuries                     27.1%
Mortgage & Asset-Backed Securities  15.9%
Short-Term & Other                   3.4%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The U.S. economy continued its strong growth during the first three quarters of 2000. Unemployment is currently at a 30-year low of 3.9%. Inflation is maintaining a moderate pace, while productivity remains positive. After raising rates for the past year, the Federal Reserve has taken a more neutral stance for the time being. The extreme volatility in the equity market continues to be a source of concern. The public has grown to expect positive equity performance. The fixed income market has not been immune from the disruptions in the economy. Corporate quality spreads (the extra measure of interest income expected for added risk) have increased since the beginning of the year with lower rated credits trading at the widest levels in 10 years.

Since its inception on April 3, 2000 through September 30, 2000, the Summit Apex Short-Term Government Fund had a total return of 4.14%, before fees and expenses, versus the Salomon 1-5 year Treasury Index return of 4.15%. The Fund was designed with a short maturity structure that would respond less to interest rate changes than long-term bonds while providing a higher anticipated yield than money market funds.

Looking ahead, the basic strategy for the Summit Apex Short-Term Government Fund will not change. The Fund will continue to maintain a very conservative asset mix while attempting to outperform comparable short-term government bond funds through sector rotation and relative value analysis.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks to provide a high level of current income
                                                    and preservation of capital by investing 100% of
                                                    total net assets in bonds issued by the U.S.
                                                    government and its agencies.

STRATEGY:                                           The Short-Term Government Fund intends to invest
                                                    100% of the value of its assets in bonds issued by
                                                    the U.S. government and its agencies.

INCEPTION:                                          April 3, 2000

MANAGER:                                            Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Short-Term Government Fund had net assets of $10,198,781 and diversified holdings of:

       Bonds                                                 96.8%
       Short-Term and Other                                   3.2%

As an investor in the Summit Short-Term Government Fund, for every $1 you had invested on September 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agency Notes   79.6%
Mortgage-Backed Securities  17.2%
Short-Term & Other           3.2%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

We are delighted to report on the progress of Summit Apex Money Market Fund for the period ending September 30, 2000. The Fund has achieved its investment objectives and registered solid performance since its inception.

MARKET REVIEW:

Over the past calendar quarter, expectations of both a growth slowdown and an end to the path of tightening monetary conditions became entrenched. Economic data with few exceptions supported these perceptions of a soft landing. Nevertheless, the wild card of inflation was difficult to dismiss. Core CPI has trended higher and energy and agricultural prices are under upward pressure. In this context, short-term instruments became expensively priced and the money market yield curve flattened, in other words, the income reward for purchasing longer maturities declined.

INVESTMENT ACTIVITY:

We generally favored lengthening throughout the period when attractive opportunities became available. In our view monetary policy is on hold for the balance of the year, and we wanted to take advantage of the modest income pick-up for extensions. Accordingly we made selected purchases maturing in calendar 2001 and endeavored to extend your Fund's average maturity.

OUTLOOK:

The unfolding economic scenario should be matched by both softer economic growth and developing inflationary pressures. In this context capital markets will remain volatile and your investment in Summit Apex Money Market Fund should be rewarding. The Fund not only provides stability, convenience and flexibility for your investment plans but also an attractive return.

We look forward to serving your investment needs.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks to maintain stability of capital and to
                                                    maintain the liquidity of capital and to provide
                                                    current income.

STRATEGY:                                           The Money Market Fund intends to invest 100% of
                                                    the value of its assets in high quality short-term
                                                    securities.

INCEPTION:                                          June 28, 2000

MANAGERS:                                           Subadvised by Scudder Kemper Investments, Inc.

HIGHLIGHTS
-------------------------------------------------------------------------------

On September 30, 2000, the Summit Money Market Fund had net assets of $64,489,059 and as an investor for every $1 you had invested, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Floating Rate Note                     4.6%

Commercial Paper                      93.4%

Variable Rate Demand Notes and Other   2.0%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

                                                                   S&P       RUSSELL 2000
                                                  S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost
    $167,278,008; $22,415,948; $16,307,651;
    $14,801,543)                               $160,664,795   $ 23,703,611   $ 15,846,795   $ 12,815,637
  Cash                                                4,856              0          1,350              0

  Receivables:
    Shares sold                                       7,314         89,769          1,066        392,056
    Securities sold                                 530,589        467,656         52,663          5,326
    Interest and dividends                          141,035         24,611         16,814          9,769
  Variation margin                                  (27,875)       (27,300)        (7,050)      (121,740)
  Receivable from Adviser                                 0              0         45,193         11,714
  Prepaid expenses and other                          5,860          2,251          2,244          3,194
                                               ------------   ------------   ------------   ------------
                                                161,326,574     24,260,598     15,959,075     13,115,956
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                 261,895        221,895         42,527              0
    Shares redeemed                                  81,970              0              0              0
    Bank overdraft                                        0              0              0              0
    Investment advisory fees                         39,211            308              0              0
    Custodian and fund accounting fees               12,788          8,541         10,583          7,006
    Professional fees                                10,994         11,141         12,509         10,701
    Other accrued expenses                           21,014          3,710          4,671          5,669
                                               ------------   ------------   ------------   ------------
                                                    427,872        245,595         70,290         23,376
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                               167,563,609     22,492,482     16,320,989     15,256,210
  Undistributed net investment income               155,391         46,094         22,193         32,585
  Accumulated net realized gain/(loss) on
    investments and futures contracts              (119,647)       235,314         32,009         80,831
  Net unrealized appreciation/(depreciation)
    on investments and futures contracts         (6,700,651)     1,241,113       (486,406)    (2,277,046)
                                               ------------   ------------   ------------   ------------
                                               $160,898,702   $ 24,015,003   $ 15,888,785   $ 13,092,580
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                               16,762,886      2,241,523      1,480,564      1,321,577

Net assets value, offering and redemption
  price per share                                     $9.60         $10.71         $10.73          $9.91

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

                                                        LEHMAN
                                       BALANCED     AGGREGATE BOND     EVEREST
                                      INDEX FUND      INDEX FUND        FUND
                                     -------------  --------------  -------------
ASSETS
  Investments in securities, at
     value (cost $34,696,515;
     $15,917,363; $47,496,392)       $ 34,060,823    $ 16,129,815   $ 48,678,416
  Cash                                        310               0              0

  Receivables:
    Shares sold                                 0           3,206              0
    Securities sold                           215               0      3,617,523
    Interest and dividends                184,894         179,463         62,398
  Variation margin                        (11,150)              0              0
  Prepaid expenses and other               19,644           2,094         22,375
                                     ------------    ------------   ------------
                                       34,254,736      16,314,578     52,380,712
                                     ------------    ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased             0               0      2,870,456
    Shares redeemed                        68,532               0         19,770
    Bank overdraft                              0               0              0
    Investment advisory fees               16,782           1,326         28,224
    Custodian and fund accounting
       fees                                 9,943           9,200          6,522
    Professional fees                      11,038          10,586         10,176
    Other accrued expenses                  8,108           3,358          5,783
                                     ------------    ------------   ------------
                                          114,403          24,470      2,940,931
                                     ------------    ------------   ------------
NET ASSETS
  Paid-in capital                      34,644,543      15,938,471     47,155,654
  Undistributed net investment
     income                               127,727         130,964        108,377
  Accumulated net realized
     gain/(loss) on investments and
     futures contracts                     38,730           8,221        993,726
  Net unrealized
     appreciation/(depreciation) on
     investment and futures
     contracts                           (670,667)        212,452      1,182,024
                                     ------------    ------------   ------------
                                     $ 34,140,333    $ 16,290,108   $ 49,439,781
                                     ============    ============   ============
Shares authorized ($.10) par value     20,000,000      20,000,000     20,000,000

Shares outstanding                      3,458,646       1,593,904      4,816,990

Net assets value, offering and
   redemption price per share               $9.87          $10.22         $10.26

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

                                                     SHORT-TERM
                                         BOND        GOVERNMENT        MONEY
                                         FUND           FUND        MARKET FUND
                                     -------------  -------------  -------------
ASSETS
  Investments in securities, at
     value (cost $69,310,023;
     $10,057,835; $64,251,524)       $ 68,776,390   $ 10,129,772   $ 64,251,524
  Cash                                         18              0              0

  Receivables:
    Shares sold                                 0              0        122,793
    Securities sold                       878,938              0              0
    Interest and dividends              1,154,513        129,537        154,233
  Variation margin                              0              0              0
  Receivable from Adviser                       0          4,522              0
  Prepaid expenses and other                3,532            413          4,363
                                     ------------   ------------   ------------
                                       70,813,391     10,264,244     64,532,913
                                     ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased       874,440              0              0
    Shares redeemed                         9,856         43,260              0
    Bank overdraft                              0              0          2,000
    Investment advisory fees               27,686              0         12,784
    Custodian and fund accounting
       fees                                 9,916          8,224         11,243
    Professional fees                       9,988         10,209         10,407
    Other accrued expenses                  6,648          3,770          7,420
                                     ------------   ------------   ------------
                                          938,534         65,463         43,854
                                     ------------   ------------   ------------
NET ASSETS
  Paid-in capital                      69,614,447     10,010,836     64,489,059
  Undistributed net investment
     income                               672,743         73,758              0
  Accumualted net realized
     gain/(loss) on investment and
     futures contracts                    121,300         42,250              0
  Net unrealized
     appreciation/(depreciation) on
     investments and futures
     contracts                           (533,633)        71,937              0
                                     ------------   ------------   ------------
                                     $ 69,874,857   $ 10,198,781   $ 64,489,059
                                     ============   ============   ============
Shares authorized ($.10) par value     20,000,000     20,000,000    150,000,000

Shares outstanding                      6,957,855      1,001,122     64,489,059

Net assets value, offering and
   redemption price per share              $10.04         $10.19          $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 S&P                 RUSSELL 2000
                                       S&P 500                MIDCAP 400              SMALL CAP               NASDAQ-100
                                      INDEX FUND              INDEX FUND              INDEX FUND              INDEX FUND
                                ----------------------  ----------------------  ----------------------  ----------------------
                                     PERIOD FROM             PERIOD FROM             PERIOD FROM             PERIOD FROM
                                    APRIL 3, 2000           APRIL 3, 2000         DECEMBER 29, 1999       DECEMBER 28, 1999
                                          TO                      TO                      TO                      TO
                                  SEPTEMBER 30, 2000      SEPTEMBER 30, 2000      SEPTEMBER 30, 2000      SEPTEMBER 30, 2000
                                ----------------------  ----------------------  ----------------------  ----------------------
INVESTMENT INCOME
  Interest                           $    79,464              $   62,093              $  39,475              $   103,331
  Dividends (net of foreign
    withholding taxes of
    $8,614; $0; $14; $35)                896,195                 101,150                 98,356                    1,316
                                     -----------              ----------              ---------              -----------
                                         975,659                 163,243                137,831                  104,647
                                     -----------              ----------              ---------              -----------
EXPENSES
  Investment advisory fees               239,156                  29,469                 26,844                   21,484
  Custodian fees and expenses             22,990                   7,105                 41,483                    3,586
  Fund accounting fees                    21,759                  16,789                 33,849                   19,608
  Professional fees                       11,892                  11,376                 12,720                   10,888
  Directors' fees                         13,161                   1,466                  1,172                      864
  Transfer agent fees                      6,074                   6,074                  7,202                    7,211
  Other                                   20,434                   3,846                  6,055                    6,886
                                     -----------              ----------              ---------              -----------
                                         335,466                  76,125                129,325                   70,527
  Expense reimbursements and
    waivers                              (15,902)                (18,760)               (72,037)                 (32,792)
                                     -----------              ----------              ---------              -----------
                                         319,564                  57,365                 57,288                   37,735
                                     -----------              ----------              ---------              -----------
NET INVESTMENT INCOME                    656,095                 105,878                 80,543                   66,912
                                     -----------              ----------              ---------              -----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
    on investments                      (121,672)                (12,070)               (53,976)                 (86,359)
  Net realized gain / (loss)
    on futures contracts and
    options                                2,025                 247,384                 85,985                  167,190
                                     -----------              ----------              ---------              -----------
                                        (119,647)                235,314                 32,009                   80,831
                                     -----------              ----------              ---------              -----------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments and futures
    contracts                         (6,700,651)              1,241,113               (486,406)              (2,277,046)
                                     -----------              ----------              ---------              -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                       (6,820,298)              1,476,427               (454,397)              (2,196,215)
                                     -----------              ----------              ---------              -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS         $(6,164,203)             $1,582,305              $(373,854)             $(2,129,303)
                                     ===========              ==========              =========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   LEHMAN
                                            BALANCED           AGGREGATE BOND            EVEREST
                                           INDEX FUND            INDEX FUND                FUND
                                     ----------------------  -------------------  ----------------------
                                          PERIOD FROM            PERIOD FROM           PERIOD FROM
                                         APRIL 3, 2000          APRIL 3, 2000       DECEMBER 29, 1999
                                               TO                    TO                     TO
                                       SEPTEMBER 30, 2000    SEPTEMBER 30, 2000     SEPTEMBER 30, 2000
                                     ----------------------  -------------------  ----------------------
INVESTMENT INCOME
  Interest                                 $ 528,913               $535,970             $   81,507
  Dividends (net of foreign
     withholding taxes of $1,135,
     $0, $0)                                 116,547                      0                539,215
                                           ---------               --------             ----------
                                             645,460                535,970                620,722
                                           ---------               --------             ----------
EXPENSES
  Investment advisory fees                    52,908                 23,749                172,390
  Custodian fees and expenses                  7,709                  1,856                  8,019
  Fund accounting fees                        14,935                 16,034                 17,733
  Professional fees                           11,379                 10,801                 10,860
  Directors' fees                              2,573                  1,164                  4,464
  Transfer agent fees                          5,936                  6,074                  7,379
  Other                                        8,709                  3,367                  5,803
                                           ---------               --------             ----------
                                             104,149                 63,045                226,648
  Expense reimbursements and
     waivers                                  (2,106)               (16,941)               (10,581)
                                           ---------               --------             ----------
                                             102,043                 46,104                216,067
                                           ---------               --------             ----------
NET INVESTMENT INCOME                        543,417                489,866                404,655
                                           ---------               --------             ----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss) on
     investments                              (2,528)                 8,221                988,866
  Net realized gain / (loss) on
     futures contracts and options            41,258                      0                  4,860
                                           ---------               --------             ----------
                                              38,730                  8,221                993,726
                                           ---------               --------             ----------

  Net change in unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                              (670,667)               212,452              1,182,024
                                           ---------               --------             ----------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                   (631,937)               220,673              2,175,750
                                           ---------               --------             ----------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                  $ (88,520)              $710,539             $2,580,405
                                           =========               ========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   SHORT-TERM
                                              BOND                 GOVERNMENT                MONEY
                                              FUND                    FUND                MARKET FUND
                                     ----------------------  ----------------------  ----------------------
                                          PERIOD FROM             PERIOD FROM             PERIOD FROM
                                         APRIL 3, 2000           APRIL 3, 2000           JUNE 28, 2000
                                               TO                      TO                      TO
                                       SEPTEMBER 30, 2000      SEPTEMBER 30, 2000      SEPTEMBER 30, 2000
                                     ----------------------  ----------------------  ----------------------
INVESTMENT INCOME
  Interest                                 $2,685,254               $320,651               $1,156,079
  Dividends (net of foreign
     withholding taxes of $0, $0,
     $0)                                            0                      0                        0
                                           ----------               --------               ----------
                                            2,685,254                320,651                1,156,079
                                           ----------               --------               ----------
EXPENSES
  Investment advisory fees                    166,708                 22,136                   56,156
  Custodian fees and expenses                   7,695                  1,093                    3,420
  Fund accounting fees                         21,650                 17,792                    9,880
  Professional fees                            10,801                 10,387                   10,439
  Directors' fees                               5,704                    765                    1,840
  Transfer agent fees                           5,936                  5,637                    2,945
  Other                                         6,516                  2,966                    7,370
                                           ----------               --------               ----------
                                              225,010                 60,776                   92,050
  Expense reimbursements and
     waivers                                   (6,843)               (25,013)                 (14,562)
                                           ----------               --------               ----------
                                              218,167                 35,763                   77,488
                                           ----------               --------               ----------
NET INVESTMENT INCOME                       2,467,087                284,888                1,078,591
                                           ----------               --------               ----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss) on
     investments                              121,300                 42,250                      157
  Net realized gain / (loss) on
     futures contracts and options                  0                      0                        0
                                           ----------               --------               ----------
                                              121,300                 42,250                      157
                                           ----------               --------               ----------

  Net change in unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                               (533,633)                71,937                        0
                                           ----------               --------               ----------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                    (412,333)               114,187                      157
                                           ----------               --------               ----------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                  $2,054,754               $399,075               $1,078,748
                                           ==========               ========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    S&P MIDCAP          RUSSELL 2000
                                 S&P 500                400               SMALL CAP           NASDAQ-100
                               INDEX FUND           INDEX FUND           INDEX FUND           INDEX FUND
                           -------------------  -------------------  -------------------  -------------------
                               PERIOD FROM          PERIOD FROM          PERIOD FROM          PERIOD FROM
                              APRIL 3, 2000        APRIL 3, 2000      DECEMBER 29, 1999    DECEMBER 28, 1999
                                   TO                   TO                   TO                   TO
                           SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000
                           -------------------  -------------------  -------------------  -------------------
OPERATIONS
  Net investment income        $    656,095         $   105,878          $    80,543         $     66,912
  Net realized gain /
     (loss) on
     investments and
     futures                       (119,647)            235,314               32,009               80,831
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (6,700,651)          1,241,113             (486,406)          (2,277,046)
                               ------------         -----------          -----------         ------------
                                 (6,164,203)          1,582,305             (373,854)          (2,129,303)
                               ------------         -----------          -----------         ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (500,704)            (59,784)             (58,350)             (34,327)
  Net realized gain                       0                   0                    0                    0
                               ------------         -----------          -----------         ------------
                                   (500,704)            (59,784)             (58,350)             (34,327)
                               ------------         -----------          -----------         ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        10,454,654           5,562,284           17,184,666           26,109,106
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                164,731,938          18,434,630                   --                   --
  Reinvestment of
     distribution                   500,704              59,784               58,350               34,327
  Payments for shares
     redeemed                    (8,123,687)         (1,564,216)            (922,027)         (10,887,223)
                               ------------         -----------          -----------         ------------
                                167,563,609          22,492,482           16,320,989           15,256,210
                               ------------         -----------          -----------         ------------
NET INCREASE IN NET
   ASSETS                       160,898,702          24,015,003           15,888,785           13,092,580

NET ASSETS
  Beginning of year                       0                   0                    0                    0
                               ------------         -----------          -----------         ------------
  End of year                  $160,898,702         $24,015,003          $15,888,785         $ 13,092,580
                               ============         ===========          ===========         ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $    155,391         $    46,094          $    22,193         $     32,585
                               ============         ===========          ===========         ============
FUND SHARE TRANSACTIONS
  Sold                            1,073,499             546,406            1,560,294            2,352,386
  Shares purchased in the
     formation of the
     Apex Series                 16,473,194           1,843,463                   --                   --
  Reinvestment of
     distribution                    50,020               5,737                5,489                3,220
  Redeemed                         (833,827)           (154,083)             (85,219)          (1,034,029)
                               ------------         -----------          -----------         ------------
    Net increase from
       fund share
       transactions              16,762,886           2,241,523            1,480,564            1,321,577
                               ============         ===========          ===========         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      LEHMAN
                                                     AGGREGATE                                                     SHORT-TERM
                                BALANCED               BOND                EVEREST               BOND              GOVERNMENT
                               INDEX FUND           INDEX FUND              FUND                 FUND                 FUND
                           -------------------  -------------------  -------------------  -------------------  -------------------
                               PERIOD FROM          PERIOD FROM          PERIOD FROM          PERIOD FROM          PERIOD FROM
                              APRIL 3, 2000        APRIL 3, 2000      DECEMBER 29, 1999      APRIL 3, 2000        APRIL 3, 2000
                                   TO                   TO                   TO                   TO                   TO
                           SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000
                           -------------------  -------------------  -------------------  -------------------  -------------------
OPERATIONS
  Net investment income        $    543,417         $   489,866         $    404,655          $ 2,467,087          $   284,888
  Net realized gain /
     (loss) on
     investments and
     futures                         38,730               8,221              993,726              121,300               42,250
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts             (670,667)            212,452            1,182,024             (533,633)              71,937
                               ------------         -----------         ------------          -----------          -----------
                                    (88,520)            710,539            2,580,405            2,054,754              399,075
                               ------------         -----------         ------------          -----------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (415,690)           (358,902)            (296,278)          (1,794,344)            (211,130)
  Net realized gain                       0                   0                    0                    0                    0
                               ------------         -----------         ------------          -----------          -----------
                                   (415,690)           (358,902)            (296,278)          (1,794,344)            (211,130)
                               ------------         -----------         ------------          -----------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         3,116,510           1,526,247            4,662,421            3,128,659            1,254,252
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                 35,685,686          15,428,869           54,900,222           70,654,226            9,782,057
  Reinvestment of
     distribution                   415,690             358,902              296,278            1,794,344              211,130
  Payments for shares
     redeemed                    (4,573,343)         (1,375,547)         (12,703,267)          (5,962,782)          (1,236,603)
                               ------------         -----------         ------------          -----------          -----------
                                 34,644,543          15,938,471           47,155,654           69,614,447           10,010,836
                               ------------         -----------         ------------          -----------          -----------
NET INCREASE IN NET
   ASSETS                        34,140,333          16,290,108           49,439,781           69,874,857           10,198,781

NET ASSETS
  Beginning of year                       0                   0                    0                    0                    0
                               ------------         -----------         ------------          -----------          -----------
  End of year                  $ 34,140,333         $16,290,108         $ 49,439,781          $69,874,857          $10,198,781
                               ============         ===========         ============          ===========          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME           $    127,727         $   130,964         $    108,377          $   672,743          $    73,758
                               ============         ===========         ============          ===========          ===========
FUND SHARE TRANSACTIONS
  Sold                              310,805             151,878              489,820              311,765              124,399
  Shares purchased in the
     formation of the
     Apex Series                  3,568,569           1,542,887            5,567,974            7,065,423              978,206
  Reinvestment of
     distribution                    41,280              35,774               29,305              180,701               20,990
  Redeemed                         (462,008)           (136,635)          (1,270,109)            (600,034)            (122,473)
                               ------------         -----------         ------------          -----------          -----------
    Net increase from
       fund share
       transactions               3,458,646           1,593,904            4,816,990            6,957,855            1,001,122
                               ============         ===========         ============          ===========          ===========


                                  MONEY
                                 MARKET
                                  FUND
                           -------------------
                               PERIOD FROM
                              JUNE 28, 2000
                                   TO
                           SEPTEMBER 30, 2000
                           -------------------
OPERATIONS
  Net investment income        $  1,078,591
  Net realized gain /
     (loss) on
     investments and
     futures                            157
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                    0
                               ------------
                                  1,078,748
                               ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (1,078,591)
  Net realized gain                    (157)
                               ------------
                                 (1,078,748)
                               ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        21,638,403
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                 65,628,407
  Reinvestment of
     distribution                 1,078,748
  Payments for shares
     redeemed                   (23,856,499)
                               ------------
                                 64,489,059
                               ------------
NET INCREASE IN NET
   ASSETS                        64,489,059
NET ASSETS
  Beginning of year                       0
                               ------------
  End of year                  $ 64,489,059
                               ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $          0
                               ============
FUND SHARE TRANSACTIONS
  Sold                           21,638,403
  Shares purchased in the
     formation of the
     Apex Series                 65,628,407
  Reinvestment of
     distribution                 1,078,748
  Redeemed                      (23,856,499)
                               ------------
    Net increase from
       fund share
       transactions              64,489,059
                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 98.14%

                                                 SHARES           VALUE

                                                      -----------------
BASIC INDUSTRIES - 1.86%
  Air Products & Chemicals                        2,835  $      102,060
  Alcan Aluminium Ltd.                            2,709          78,392
  Alcoa Inc.                                     10,834         274,236
  Allegheny Technologies Inc.                     1,043          18,904
  Avery Dennison Corp.                            1,393          64,600
  Ball Corp.                                        374          11,851
  Barrick Gold Corp.                              4,961          75,655
  Bemis Company                                     647          20,785
  Bethlehem Steel*                                1,621           4,863
  Boise Cascade                                     707          18,780
  Crown Cork & Seal                               1,599          17,089
  Dow Chemical                                    8,477         211,395
  DuPont (E.I.)                                  13,132         544,157
  Eastman Chemical                                  967          35,719
  Engelhard Corp.                                 1,556          25,285
  FMC Corp.*                                        378          25,350
  Fort James Corp.                                2,580          78,851
  Freeport-McMoran Copper & Gold*                 2,021          17,810
  Georgia-Pacific Group                           2,114          49,679
  Goodrich (B.F.)                                 1,287          50,434
  Grace (W.R.) & Co.*                               887           6,098
  Great Lakes Chemical                              711          20,841
  Hercules, Inc.                                  1,314          18,560
  Homestake Mining                                3,217          16,688
  Inco, Ltd.*                                     2,278          36,733
  International Paper                             6,057         173,760
  Louisiana Pacific                               1,316          12,091
  Mead Corp.                                      1,269          29,663
  Millipore Corp.                                   560          27,125
  Newmont Mining                                  2,072          35,224
  Nucor Corp.                                     1,078          32,475
  Owens-Illinois*                                 1,856          17,168
  Pactiv Corporation*                             2,118          23,695
  Phelps Dodge                                    1,001          41,792
  Placer Dome Inc.                                4,107          38,760
  Potlatch Corp.                                    358          11,322
  PPG Industries                                  2,149          85,288
  Praxair, Inc.                                   1,965          73,442
  Rohm & Haas                                     2,706          78,643
  Sealed Air Corp.*                               1,032          46,698
  Sherwin-Williams                                2,051          43,840
  Sigma-Aldrich                                   1,069          35,277
  Springs Industries Inc.                           221           6,229
  Temple-Inland                                     690          26,134
  Union Carbide                                   1,655          62,476
  USX-U.S. Steel Group                            1,093          16,600
  Vulcan Materials                                1,237          49,712
  Westvaco Corp.                                  1,240          33,093
  Weyerhaeuser Corp.                              2,903  $      117,209
                                                 SHARES           VALUE

                                                      -----------------
BASIC INDUSTRIES - 1.86% (CONTINUED)
  Willamette Industries                           1,379          38,612
  Worthington Ind.                                1,103          10,341
                                                         --------------
                                                              2,991,484
                                                         --------------
CAPITAL GOODS - 9.14%
  Allied Waste Industries*                        2,335          21,453
  Armstrong World                                   495           5,909
  Boeing Company                                 11,375         716,625
  Briggs & Stratton                                 284          10,739
  Caterpillar Inc.                                4,395         148,331
  Cooper Industries                               1,164          41,031
  Corning Inc.                                    3,638       1,080,486
  Crane Company                                     759          17,362
  Cummins Engine Co., Inc.                          512          15,328
  Danaher Corp.                                   1,760          87,560
  Deere & Co.                                     2,893          96,192
  Dover Corp.                                     2,517         118,142
  Emerson Electric                                5,329         357,043
  Fluor Corp.                                       940          28,200
  General Dynamics                                2,484         156,026
  General Electric                              124,000       7,153,247
  Grainger (W.W.) Inc.                            1,154          30,365
  Honeywell International Inc.                   10,008         356,535
  Illinois Tool Works                             3,781         211,263
  Ingersoll-Rand                                  2,022          68,495
  ITT Industries, Inc.                            1,087          35,260
  Lockheed Martin Corp.                           5,366         176,863
  Masco Corp.                                     5,626         104,784
  Maxim Integrated Products*                      3,544         285,071
  McDermott International                           736           8,096
  Minnesota Mining & Manufacturing                4,933         449,520
  Navistar International Corp.*                     776          23,232
  Northrop Grumman Corp.                            859          78,062
  PACCAR Inc.                                       968          35,877
  Pall Corp.                                      1,533          30,564
  Parker-Hannifin                                 1,386          46,778
  PerkinElmer, Inc.                                 591          61,686
  Pitney-Bowes                                    3,279         129,316
  Raytheon Company                                4,261         121,172
  Rockwell International                          2,346          70,967
  Solectron Corp.*                                7,476         344,831
  Textron Inc.                                    1,839          84,824
  Thermo Electron*                                1,956          50,856
  Thomas & Betts                                    715          12,468
  Timken Co.                                        766          10,485
  TRW Inc.                                        1,503          61,059
  Tyco International                             21,166       1,097,986
  United Technologies                             5,872         406,636
  Waste Management                                7,788         135,803
  Xerox Corp.                                     8,354  $      125,832
                                                         --------------
                                                             14,708,360
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER DURABLES - 1.15%
  Black & Decker Corp.                            1,074          36,717
  Brunswick Corp.                                 1,135          20,714
  Centex Corp.                                      734          23,580
  Cooper Tire & Rubber                              938           9,439
  Dana Corp.                                      1,910          41,065
  Delphi Automotive Systems                       7,059         106,767
  Eaton Corp.                                       910          56,079
  Ford Motor                                     23,494         594,692
  General Motors                                  6,708         436,020
  Genuine Parts                                   2,198          41,899
  Goodyear Tire & Rubber                          1,933          34,794
  Harley-Davidson                                 3,807         182,260
  Johnson Controls                                1,056          56,166
  Kaufman & Broad Home Corp.                        590          15,893
  Leggett & Platt                                 2,427          38,377
  Maytag Corp.                                      983          30,534
  Pulte Corp.                                       535          17,655
  Snap-On Inc.                                      723          17,036
  Stanley Works                                   1,105          25,484
  Visteon Corp.                                   1,630          24,654
  Whirlpool Corp.                                   920          35,765
                                                         --------------
                                                              1,845,590
                                                         --------------
CONSUMER NON-DURABLES - 5.98%
  Alberto-Culver                                    689          19,852
  Anheuser-Busch                                 11,330         479,401
  Archer-Daniels-Midland                          7,881          67,976
  Avon Products                                   2,995         122,421
  Bestfoods*                                      3,448         250,842
  Brown-Forman Corp.                                847          46,373
  Campbell Soup                                   5,272         136,413
  Clorox Co.                                      2,924         115,681
  Coca Cola Co.                                  31,035       1,710,800
  Coca-Cola Enterprises                           5,260          83,831
  Colgate-Palmolive                               7,202         339,934
  ConAgra Foods Inc.                              6,680         134,018
  Coors (Adolph)                                    456          28,814
  Eastman Kodak                                   3,902         159,494
  Fortune Brands, Inc.                            2,028          53,742
  General Mills                                   3,655         129,753
  Gillette Co.                                   13,089         404,123
  Hasbro Inc.                                     2,173          24,854
  Heinz (H.J.)                                    4,384         162,482
  Hershey Foods                                   1,711          92,608
  International Flavors & Fragrances              1,299          23,707
  Kellogg Co.                                     5,085         122,993
  Kimberly-Clark                                  6,967         388,846
  Liz Claiborne, Inc.                               731          28,144
  Mattel, Inc.                                    5,338  $       59,719
  Nabisco Group Hldgs.                            4,093         116,651
  Newell Rubbermaid Inc.                          3,342          76,239
  NIKE Inc.                                       3,412         136,693
                                                 SHARES           VALUE

                                                      -----------------
CONSUMER NON-DURABLES - 5.98%
(CONTINUED)
  PepsiCo Inc.                                   18,069         831,174
  Philip Morris                                  28,672         844,032
  Polaroid Corp.                                    550           7,391
  Procter & Gamble                               16,399       1,098,733
  Quaker Oats                                     1,654         130,873
  Ralston-Ralston Purina Group                    3,846          91,102
  Reebok International*                             696          13,094
  Russell Corp.                                     409           6,493
  Sara Lee Corp.                                 10,903         221,467
  Seagram Co. Ltd.                                5,472         314,298
  Tupperware Corp.                                  713          12,834
  Unilever N.V.                                   7,167         345,808
  UST Inc.                                        2,034          46,528
  V.F. Corp.                                      1,460          36,044
  Wrigley (Wm) Jr.                                1,431         107,146
                                                         --------------
                                                              9,623,421
                                                         --------------
CONSUMER SERVICES - 11.49%
  Albertson's                                     5,312         111,552
  America Online*                                28,806       1,548,323
  American Greetings Class A                        798          13,965
  AutoZone Inc.*                                  1,708          38,750
  Bed Bath & Beyond*                              3,470          84,635
  Best Buy Co., Inc.*                             2,527         160,780
  Carnival Corp.                                  7,627         187,815
  Cendant Corporation*                            9,041          98,321
  Circuit City Group                              2,514          57,822
  Clear Channel Communications*                   7,341         414,767
  Comcast Class A Special*                       11,256         460,793
  Consolidated Stores*                            1,370          18,495
  Convergys Corp.*                                1,923          74,757
  Costco Wholesale Corp.*                         5,602         195,720
  CVS Corp.                                       4,845         224,384
  Darden Restaurants                              1,584          32,967
  Deluxe Corp.                                      907          18,423
  Dillard Inc.                                    1,174          12,474
  Dollar General                                  4,085          68,424
  Donnelley (R.R.) & Sons                         1,563          38,391
  Dow Jones & Co.                                 1,110          67,155
  Dun & Bradstreet Corp*                          1,989          68,496
  Ecolab Inc.                                     1,602          57,772
  Federated Dept. Stores*                         2,683          70,093
  Gannett Co.                                     3,342         177,126
  Gap (The)                                      10,669         214,714
  Harcourt General Inc.                             880          51,920
  Harrah's Entertainment*                         1,533          42,158
  Hilton Hotels                                   4,618          53,396
  Home Depot                                     29,009  $    1,539,290
  Interpublic Group                               3,783         128,858
  K mart*                                         6,019          36,114
  Knight-Ridder Inc.                                974          49,491

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER SERVICES - 11.49% (CONTINUED)
  Kohl's Corp.*                                   4,090         235,942
  Kroger Co.*                                    10,470         236,229
  Limited, Inc.                                   5,387         118,851
  Longs Drug Stores                                 486           9,295
  Lowe's Cos.                                     4,794         215,131
  Marriott International                          3,005         109,495
  May Dept. Stores                                4,169          85,465
  McDonald's Corp.                               16,739         505,309
  McGraw-Hill                                     2,424         154,076
  Meredith Corp.                                    636          18,762
  National Service Ind.                             503           9,840
  New York Times Class A                          2,117          83,225
  Nordstrom                                       1,664          25,896
  Office Depot*                                   3,965          30,977
  Omnicom Group                                   2,194         160,025
  Penney (J.C.)                                   3,273          38,662
  Qwest Communication International*             20,469         983,791
  RadioShack Corp.                                2,390         154,454
  Sabre Holdings Corporation*                     1,601          46,329
  Safeway Inc.*                                   6,224         290,583
  Sears, Roebuck & Co.                            4,421         143,329
  Staples Inc.*                                   6,073          86,161
  Starbucks Corp.*                                2,301          92,184
  Supervalu Inc.                                  1,648          24,823
  Sysco Corp.                                     4,178         193,494
  Target Corp.                                   11,436         293,048
  Tiffany & Co.                                   1,818          70,107
  Time Warner Inc.                               16,498       1,290,969
  TJX Companies Inc.                              3,761          84,623
  Toys R Us Holding Cos.*                         2,711          44,054
  Tribune Co.                                     3,867         168,698
  TRICON Global Restaurants*                      1,867          57,177
  Viacom Inc.*                                   19,122       1,118,637
  Walgreen Co.                                   12,637         479,416
  Wal-Mart Stores                                55,885       2,689,458
  Walt Disney Co.                                26,053         996,527
  Wendy's International                           1,426          28,609
  Winn-Dixie                                      1,807          25,976
  Yahoo! Inc.*                                    6,812         619,892
  Young & Rubicam Inc.*                             861          42,620
                                                         --------------
                                                             18,480,280
                                                         --------------
ENERGY - 5.74%
  Amerada Hess                                    1,121          75,037
  Anadarko Petroleum                              2,993         198,915
  Apache Corp.                                    1,410          83,366
  Ashland Inc.                                      878          29,578
  Baker Hughes                                    4,140  $      153,698
  Burlington Resources                            2,689          98,989
  Chevron Corp.                                   8,175         696,919
  Conoco Inc                                      7,828         210,867
                                                 SHARES           VALUE

                                                      -----------------
ENERGY - 5.74% (CONTINUED)
  Devon Energy Corp.                              1,607          96,661
  Exxon Mobil Corp.                              43,649       3,890,216
  Halliburton Co.                                 5,566         272,386
  Kerr-McGee                                      1,180          78,175
  Occidental Petroleum                            4,622         100,817
  Phillips Petroleum                              3,183         199,733
  Rowan Cos.*                                     1,141          33,089
  Royal Dutch Petroleum                          26,887       1,611,540
  Schlumberger Ltd.                               7,135         587,300
  Sunoco Inc.                                     1,115          30,035
  Texaco Inc.                                     6,922         363,405
  Tosco Corp.                                     1,779          55,483
  Transocean Sedco Forex Inc.                     2,639         154,711
  Unocal Corp.                                    2,997         106,206
  USX-Marathon Group                              3,909         110,918
                                                         --------------
                                                              9,238,044
                                                         --------------
FINANCE - 15.43%
  AFLAC Inc.                                      3,290         210,766
  Allstate Corp.                                  9,337         324,461
  American Express                               16,751       1,017,623
  American General                                3,115         242,970
  American Int'l. Group                          28,990       2,773,981
  AmSouth Bancorporation                          4,926          61,575
  Aon Corp.                                       3,173         124,540
  Associates First Capital                        9,133         347,054
  Bank of America Corp.                          20,780       1,088,353
  Bank of New York                                9,248         518,466
  Bank One Corp.                                 14,380         555,428
  BB&T Corporation                                4,370         131,646
  Bear Stearns Cos.                               1,402          88,326
  Block H&R                                       1,216          45,068
  Capital One Financial                           2,438         170,812
  Charles Schwab                                 17,074         606,127
  Charter One Financial                           2,730          66,544
  Chase Manhattan                                16,500         762,094
  Chubb Corp.                                     2,175         172,097
  CIGNA Corp.                                     2,084         217,570
  Cincinnati Financial                            2,029          72,030
  CIT Group Inc.                                  3,035          53,113
  Citigroup Inc.                                 56,420       3,050,200
  Comerica Inc.                                   1,933         112,960
  Conseco Inc.                                    4,044          30,836
  Countrywide Credit Industries                   1,401          52,888
  Fannie Mae                                     12,671         905,977
  Federal Home Loan Mtg.                          8,717         471,263
  Fifth Third Bancorp                             5,826         313,876
  First Union Corp.                              12,295         395,745
  Firstar Corporation                            12,117  $      271,118
  FleetBoston Financial Corp.                    11,318         441,402
  Franklin Resources Inc.                         3,074         136,578
  Golden West Financial                           1,998         107,143

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
FINANCE - 15.43% (CONTINUED)
  Hartford Financial Services Group               2,740         199,849
  Household International                         5,933         335,956
  Huntington Bancshares                           3,113          45,722
  Jefferson-Pilot                                 1,295          87,898
  KeyCorp                                         5,452         138,004
  Lehman Brothers Holdings                        1,484         219,261
  Lincoln National                                2,416         116,270
  Loews Corp.                                     1,237         103,135
  Marsh & McLennan                                3,380         448,695
  MBIA Inc.                                       1,231          87,555
  MBNA Corp.                                     10,850         417,725
  Mellon Financial Corp.                          6,159         285,624
  Merrill Lynch                                   9,726         641,916
  MGIC Investment                                 1,307          79,890
  Morgan (J.P.) & Co.                             2,036         332,632
  Morgan Stanley, Dean Witter & Co.              14,192       1,297,681
  National City Corp.                             7,622         168,637
  Northern Trust Corp.                            2,752         244,584
  Old Kent Financial                              1,719          49,744
  PaineWebber Group                               1,826         124,396
  PNC Financial Services Group                    3,635         236,275
  Progressive Corp.                                 904          74,015
  Providian Financial Corp.                       1,755         222,885
  Regions Financial Corp.                         2,767          62,776
  SAFECO Corp.                                    1,607          43,791
  SouthTrust Corp.                                2,074          65,201
  St. Paul Cos.                                   2,659         131,122
  State Street Corp.                              1,978         257,140
  Stilwell Financial                              2,732         118,842
  Summit Bancorp                                  2,161          74,555
  SunTrust Banks                                  3,792         188,889
  Synovus Financial                               3,541          75,025
  T. Rowe Price Associates                        1,479          69,421
  Torchmark Corp.                                 1,626          45,223
  U.S. Bancorp                                    9,427         214,464
  Union Planters                                  1,743          57,628
  UNUMProvident Corp.                             2,967          80,851
  USA Education Inc.                              1,967          94,785
  Wachovia Corp.                                  2,506         142,059
  Washington Mutual, Inc.                         6,868         273,432
  Wells Fargo & Co.                              20,203         928,075
                                                         --------------
                                                             24,822,258
                                                         --------------
HEALTH CARE - 11.31%
  Abbott Labs                                    19,428         924,044
  Aetna Inc.                                      1,768         102,655
  Allergan, Inc.                                  1,626         137,295
  ALZA Corp. Class A*                             1,262         109,163
  American Home Products                         16,353  $      924,967
  Amgen*                                         12,874         898,967
  Bard (C.R.) Inc.                                  633          26,744
  Bausch & Lomb                                     713          27,762
                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 11.31% (CONTINUED)
  Baxter International Inc.                       3,597         287,086
  Becton, Dickinson                               3,165          83,675
  Biogen, Inc.*                                   1,857         113,277
  Biomet, Inc.                                    2,224          77,840
  Boston Scientific*                              5,127          84,275
  Bristol-Myers Squibb                           24,734       1,412,930
  Cardinal Health, Inc.                           3,477         306,628
  Guidant Corp.*                                  3,800         268,613
  HCA-The Healthcare Co.                          6,963         258,501
  HCR Manor Care*                                 1,274          19,986
  Healthsouth Corp.*                              4,833          39,268
  Humana Inc.*                                    2,071          22,263
  IMS Health Inc.                                 3,727          77,335
  Johnson & Johnson                              17,440       1,638,270
  Lilly (Eli) & Co.                              14,161       1,148,811
  Mallinckrodt Inc.                                 848          38,690
  McKesson HBOC Inc.                              3,533         107,977
  MedImmune Inc.*                                 2,616         202,086
  Medtronic Inc.                                 15,008         777,602
  Merck & Co.                                    28,832       2,146,182
  Pfizer, Inc.                                   78,926       3,546,737
  Pharmacia Corp.                                15,916         957,944
  Quintiles Transnational*                        1,421          22,647
  Schering-Plough                                18,358         853,647
  St Jude Medical*                                1,040          53,040
  Tenet Healthcare Corp.*                         3,922         142,663
  United Health Group Inc.                        2,036         201,055
  Watson Pharmaceuticals*                         1,187          77,007
  WellPoint Health Networks*                        787          75,552
                                                         --------------
                                                             18,193,184
                                                         --------------
PUBLIC UTILITIES - 8.56%
  AES Corp.*                                      5,728         392,368
  ALLTEL Corp.                                    3,953         206,297
  Ameren Corp.                                    1,696          71,020
  American Electric Power                         4,034         157,844
  AT&T Corp.                                     46,688       1,371,460
  BellSouth                                      23,592         949,578
  CenturyTel, Inc.                                1,727          47,061
  CINergy Corp.                                   1,965          64,968
  CMS Energy                                      1,376          37,066
  Coastal Corp.                                   2,641         195,764
  Columbia Energy Group                           1,005          71,355
  Consolidated Edison Hldgs.                      2,658          90,704
  Constellation Energy Group                      1,849          91,988
  CP&L Energy Inc.                                1,973          82,249
  Dominion Resources                              2,942         170,820
  DTE Energy Co.                                  1,793          68,582
  Duke Energy                                     4,608  $      395,136
  Eastern Enterprises                               334          21,313
  Edison Int'l                                    4,167          80,475
  El Paso Energy                                  2,900         178,713

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
PUBLIC UTILITIES - 8.56% (CONTINUED)
  Enron Corp.                                     9,179         804,310
  Entergy Corp.                                   2,884         107,429
  FirstEnergy Corp.                               2,881          77,607
  Florida Progress                                1,214          64,266
  FPL Group                                       2,216         145,702
  GPU Inc.                                        1,526          49,500
  KeySpan Corp.                                   1,676          67,250
  NEXTEL Communications*                          9,509         444,546
  Niagara Mohawk Hldgs Inc.*                      2,193          34,540
  NICOR Inc.                                        582          21,061
  ONEOK Inc.                                        382          15,185
  PECO Energy Co.                                 2,126         128,756
  Peoples Energy                                    439          14,652
  PG&E Corp.                                      4,832         116,874
  Pinnacle West Capital                           1,048          53,317
  PPL Corporation                                 1,776          74,148
  Public Serv. Enterprise Inc.                    2,702         120,746
  Reliant Energy                                  3,707         172,376
  SBC Communications Inc.                        42,653       2,132,649
  Sempra Energy                                   2,526          52,572
  Southern Co.                                    8,133         263,814
  Sprint Corp. FON Group                         10,992         322,203
  Sprint Corp. PCS Group*                        11,476         402,377
  TXU Corp.                                       3,307         131,040
  Unicom Corp.                                    2,229         125,242
  Verizon Communications                         34,108       1,652,106
  Williams Cos.                                   5,539         234,023
  WorldCom Inc.*                                 35,899       1,090,432
  Xcel Energy Inc.                                4,183         115,033
                                                         --------------
                                                             13,778,517
                                                         --------------
TECHNOLOGY - 26.95%
  Adaptec, Inc.*                                  1,285          25,700
  ADC Telecommunications*                         8,462         227,548
  Adobe Systems                                   1,465         227,441
  Advanced Micro Devices*                         3,842          90,767
  Agilent Technologies*                           5,668         277,378
  Altera Corp.*                                   4,932         235,503
  American Power Conversion*                      2,431          46,645
  Analog Devices*                                 4,436         366,247
  Andrew Corp.*                                     996          26,083
  Apple Computer*                                 4,081         105,086
  Applied Materials*                             10,126         600,598
  Autodesk, Inc.                                    762          19,336
  Automatic Data Processing Inc.                  7,864         525,905
  BMC Software*                                   3,019          57,738
  Broadcom Corporation*                           2,850         694,688
  Cabletron Systems*                              2,253          66,182
  Ceridian Corp.*                                 1,788  $       50,176
  Cisco Systems*                                 88,500       4,889,622
  Citrix Systems*                                 2,321          46,565
  COMPAQ Computer                                21,291         587,206
                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 26.95% (CONTINUED)
  Computer Associates International               7,378         185,833
  Computer Sciences Corp.*                        2,069         153,623
  Compuware Corp.*                                4,520          37,855
  Comverse Technology*                            1,888         203,904
  Conexant Systems*                               2,725         114,109
  Dell Computer*                                 32,287         994,843
  Electronic Data Systems                         5,820         241,530
  EMC Corp.*                                     27,208       2,696,993
  Equifax Inc.                                    1,748          47,087
  First Data                                      5,181         202,383
  Gateway, Inc.*                                  4,035         188,636
  Global Crossing*                               11,058         342,798
  Hewlett-Packard                                12,540       1,216,380
  Intel Corp.                                    83,984       3,490,585
  International Business Machines                22,000       2,475,000
  JDS Uniphase Corp.*                            11,700       1,107,844
  KLA-Tencor Corp.*                               2,332          96,049
  Lexmark International Inc.*                     1,579          59,213
  Linear Technology Corp.                         3,901         252,590
  LSI Logic*                                      3,849         112,583
  Lucent Technologies                            42,000       1,283,625
  Mercury Interactive*                              997         156,280
  Micron Technology*                              6,957         320,022
  Microsoft Corp.*                               66,000       3,980,625
  Molex Inc.                                      2,424         131,957
  Motorola Inc.                                  26,987         762,383
  National Semiconductor*                         2,214          89,114
  NCR Corp.*                                      1,194          45,148
  Network Appliance*                              3,819         486,445
  Nortel Networks Corp. Hldg. Co.                37,143       2,212,330
  Novell Inc.*                                    4,131          41,052
  Novellus Systems*                               1,638          76,269
  Oracle Corp.*                                  35,300       2,779,875
  Palm Inc.*                                      7,063         373,904
  Parametric Technology*                          3,461          37,855
  Paychex Inc.                                    4,656         244,440
  PE Corp.-PE Biosystems Group                    2,612         304,298
  PeopleSoft Inc.*                                3,460          96,664
  QUALCOMM Inc.*                                  9,292         662,055
  Sanmina Corp.*                                  1,859         174,049
  Sapient Corp.*                                  1,400          56,963
  Scientific-Atlanta                              1,955         124,387
  Seagate Technology*                             2,849         196,581
  Siebel Systems, Inc.*                           5,100         567,694
  Sun Microsystems*                              19,892       2,322,391
  Tektronix Inc.                                    584          44,859
  Tellabs, Inc.*                                  5,135         245,196
  Teradyne, Inc.*                                 2,172  $       76,020
  Texas Instruments                              21,610       1,019,722
  Unisys Corp.*                                   3,909          43,976
  Veritas Software*                               4,901         695,942

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 26.95% (CONTINUED)
  Xilinx, Inc.*                                   4,029         344,983
                                                         --------------
                                                             43,383,356
                                                         --------------
TRANSPORTATION - .53%
  AMR Corp.*                                      1,831          59,851
  Burlington Northern Santa Fe Corp.              5,370         115,791
  CSX Corp.                                       2,699          58,872
  Delta Air Lines                                 1,536          68,160
  FedEx Corporation*                              3,636         161,219
  Norfolk Southern Corp.                          4,804          70,259
  Ryder System                                      734          13,533
  Southwest Airlines                              6,236         151,223
  Union Pacific                                   3,073         119,463
  USAirways Group Inc.*                             883          26,876
                                                         --------------
                                                                845,247
                                                         --------------
    Total Common Stocks
       (cost $164,524,596)                                  157,909,741
                                                         --------------
                                                 SHARES           VALUE

                                                      -----------------
UNIT INVESTMENT TRUST - .73%
  S&P 500 Depositary Receipts                     8,139  $    1,168,964
                                                         --------------
    Total Unit Investment Trust
       (cost $1,167,322)                                      1,168,964
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - .98%
VARIABLE RATE DEMAND NOTES(1) - .80%
  Firstar Bank (6.37% due 12/31/31)       $   1,290,123       1,290,123
                                                         --------------
U.S. TREASURY BILL - .18%
  U.S. Treasury Bill (due 12/21/00)             300,000         295,967
                                                         --------------
      Total Short-Term Investments
         (cost $1,586,090)                                    1,586,090
                                                         --------------
TOTAL INVESTMENTS - 99.85%
   (cost $167,278,008)(2)                                   160,664,795
                                                         --------------
OTHER ASSETS AND LIABILITIES - .15%                             233,907
                                                         --------------
TOTAL NET ASSETS - 100%                                  $  160,898,702
                                                         ==============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $17,299,985 and ($23,913,198), respectively.
(3) Securities and other current assets with an aggregate value of $1,817,125 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
S&P 500 Index (12/00)                           5       $(87,438)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 81.25%

                                                 SHARES           VALUE

                                                       ----------------
BASIC INDUSTRIES - 3.51%
  Airgas Inc.*                                    1,328  $        9,047
  AK Steel Hldg. Corp.                            2,197          20,597
  Albemarle Corp.                                   921          18,593
  Bowater Inc.                                    1,005          46,670
  Cabot Corp.                                     1,348          42,715
  Cabot Microelectronics Co.*                       505          24,135
  Carpenter Technology                              440          12,815
  Cleveland-Cliffs Inc.                             204           4,667
  Crompton Corporation                            2,290          18,034
  Cytec Industries*                                 831          27,787
  Ferro Corp.                                       697          13,287
  Fuller (H.B.) Co.                                 283           8,136
  Georgia Gulf                                      630           7,206
  Harsco Corp.                                      803          17,716
  Incyte Genomics Inc                             2,303          33,394
  Kaydon Corp.                                      606          13,938
  Kennametal Inc.                                   612          15,759
  Longview Fibre                                  1,039          12,468
  Lubrizol Corp.                                  1,080          21,263
  Lyondell Chemical Co.                           2,364          27,925
  Martin Marietta Materials                         940          35,983
  MAXXAM Inc.*                                      111           2,206
  Minerals Technologies                             401          18,446
  NCH Corp.                                         100           3,531
  Olin Corp.                                        908          14,698
  P.H. Glatfelter Co.                               851          10,318
  Pentair Corp.                                     975          26,081
  Precision Castparts                               990          37,991
  Rayonier Inc.                                     545          19,586
  RPM Inc.                                        2,116          19,176
  Ryerson Tull, Inc.                                498           4,700
  Schulman (A.), Inc.                               604           6,644
  Sequa Corporation*                                198           8,415
  Solutia Inc.                                    2,134          24,274
  Sonoco Products                                 2,000          36,125
  Southdown                                         722          51,440
  Stora Enso Oyj*                                     1               7
  The Timber Co.                                  1,621          43,564
  Unifi, Inc.*                                    1,144          11,655
  USG Corp.                                         891          22,331
  Valspar Corp.                                     859          19,748
  Wausau-Mosinee Paper                            1,034           8,014
  Wellman, Inc.                                     616           8,894
  Westpoint Stevens                                 994          12,177
                                                         --------------
                                                                842,156
                                                         --------------
CAPTIAL GOODS - 3.71%
  AGCO Corp.                                      1,198          14,226
  Albany International*                             615           7,380
                                                 SHARES           VALUE

                                                       ----------------
CAPTIAL GOODS - 3.71% (CONTINUED)
  American Standard Cos.*                         1,412  $       62,746
  Ametek, Inc.                                      643          13,624
  Avnet, Inc                                      1,774          50,337
  Carlisle Companies                                608          25,232
  Donaldson Co.                                     923          20,306
  Federal Signal                                    911          18,106
  Flowserve Corp.*                                  753          12,377
  Granite Construction                              547          13,265
  Grant Prideco*                                  2,180          47,824
  HON Industries                                  1,210          29,796
  Hubbell Inc.                                    1,216          30,476
  Jacobs Engineering Group*                         527          21,245
  Litton Industries*                                916          40,934
  MagneTek, Inc.*                                   468           4,973
  Miller (Herman)                                 1,582          50,723
  Newport News Shipbuilding                         609          26,415
  Nordson Corporation                               647          18,399
  Ogden Corp.*                                      998          13,535
  Pittston Brink's Group                          1,041          16,136
  Reynolds & Reynolds                             1,540          30,608
  Standard Register Co.                             549           8,784
  Stewart & Stevenson Services                      563           9,817
  Tecumseh Products Co.                             391          16,373
  Trinity Industries                                758          17,718
  UCAR International*                               907          11,508
  Wallace Computer Services                         811          12,368
  Waters Corporation*                             2,546         226,593
  York International                                765          19,029
                                                         --------------
                                                                890,853
                                                         --------------
CONSUMER DURABLES - 2.13%
  ArvinMeritor Inc.                               1,423          20,900
  Bandag Inc.                                       406          14,591
  Borg-Warner Automotive                            505          16,728
  Buffets Inc.*                                     836          11,495
  Callaway Golf Co.                               1,512          23,247
  Clayton Homes                                   2,775          27,750
  Federal-Mogul                                   1,418           7,710
  Furniture Brands International*                   993          16,509
  GTECH Holdings Corp.*                             700          11,594
  Hillenbrand Industries                          1,261          56,430
  International Game Technology*                  1,451          48,790
  Lear Corporation*                               1,330          27,348
  Lennar Corp.                                    1,235          36,664
  Modine Mfg.                                       590          16,621
  Mohawk Industries*                              1,055          23,012
  Shaw Industries                                 2,537          46,935
  SPX Corp.*                                        633          89,846
  Superior Industries                               525          15,750
                                                         --------------
                                                                511,920
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
CONSUMER NON-DURABLES - 3.59%
  Blyth Inc.*                                       967  $       22,664
  Carter-Wallace                                    905          22,116
  Church & Dwight                                   766          14,075
  Cintas Corporation                              3,368         146,717
  Dean Foods                                        722          24,007
  Dial Corp.                                      1,874          21,785
  Dole Foods                                      1,123          16,845
  Dreyer's Grand Ice Cream                          565          12,183
  Energizer Holdings Inc.*                        1,915          46,918
  Flowers Industries                              2,011          39,215
  Gartner Group Inc*                              1,720          18,705
  Hormel Foods Corp.                              2,810          46,892
  IBP, Inc.                                       2,129          38,987
  International Multifoods Corp.                    377           6,550
  Interstate Bakeries                             1,327          19,407
  Jones Apparel Group*                            2,382          63,123
  Lancaster Colony                                  788          19,355
  Lance, Inc.                                       582           5,656
  McCormick & Co.                                 1,381          41,085
  Perrigo Co.*                                    1,475          10,095
  RJ Reynolds Tobacco Hldgs.                      2,043          65,887
  Smucker (J.M.)*                                   482          11,719
  Suiza Foods Corp.*                                584          29,602
  Tyson Foods                                     4,534          45,340
  Universal Corp.                                   566          16,626
  Universal Foods                                   999          20,355
  Warnaco Group                                   1,071           4,284
  Whitman Corp.                                   2,741          31,693
                                                         --------------
                                                                861,886
                                                         --------------
CONSUMER SERVICES - 9.74%
  Abercrombie & Fitch Co.*                        2,019          38,487
  ACNielsen*                                      1,159          27,599
  American Eagle Outfitters*                        938          29,547
  Apollo Group*                                   1,514          60,371
  Banta Corp.                                       507          12,358
  Barnes & Noble*                                 1,285          25,298
  Belo (A.H.) Corp.                               2,359          43,494
  BJ's Wholesale Club*                            1,479          50,471
  Bob Evans Farms                                   711          13,154
  Borders Group*                                  1,563          21,784
  Brinker International*                          1,312          39,524
  CBRL Group, Inc.                                1,143          16,431
  CDW Computer Centers*                           1,748         120,612
  Chris-Craft Industries*                           701          57,745
  Claire's Stores                                 1,030          18,540
  DeVRY Inc.*                                     1,399          52,637
  Dollar Tree Stores*                             2,152          87,291
  Family Dollar Stores                            3,441          66,239
  Fastenal Company                                  763          43,968
  Galileo International                           1,795          27,823
  Harte-Hanks, Inc.                               1,374          37,442
                                                 SHARES           VALUE

                                                       ----------------
CONSUMER SERVICES - 9.74% (CONTINUED)
  Hispanic Broadcasting 'A'*                      2,188  $       60,991
  Houghton Mifflin                                  635          24,924
  International Speedway                          1,068          41,652
  Kelly Services                                    718          16,963
  Lands' End*                                       606          12,726
  Lee Enterprises                                   888          25,641
  Lone Star Steakhouse                              530           3,909
  Mandalay Resort Group*                          1,565          40,103
  Manpower Inc.                                   1,527          48,769
  Media General Inc.                                493          21,199
  Modis Professional Svc.*                        1,939          10,059
  Navigant Consulting Co.*                          831           2,857
  NCO Group Inc.*                                   515           6,116
  Neiman-Marcus Group Inc.*                         951          30,848
  NOVA Corp.*                                     1,399          23,958
  OfficeMax Inc.*                                 2,267           8,076
  Outback Steakhouse*                             1,568          42,532
  Papa John's International*                        485          12,155
  Park Place Entertainment*                       6,016          90,992
  Payless ShoeSource Inc. Holding Co.*              457          25,592
  Quanta Services*                                1,297          35,668
  Readers Digest Assoc.                           2,116          74,721
  Robert Half International*                      3,571         123,869
  Rollins, Inc.                                     604           8,947
  Ross Stores                                     1,662          23,891
  Ruddick Corp.                                     929          12,890
  Saks Incorporated*                              2,832          27,966
  Scholastic Corp.*                                 340          27,051
  Six Flags*                                      1,582          24,521
  Sotheby's Holdings*                             1,184          29,452
  Sylvan Learning Systems*                          749          11,095
  Tech Data Corp.*                                1,049          44,845
  United Rentals Inc*                             1,489          35,922
  Univision Communications*                       4,132         154,428
  Valassis Communication*                         1,102          24,520
  Viad Corp.                                      1,884          50,044
  Washington Post                                   191         100,824
  Westwood One Inc.*                              2,258          48,406
  Williams-Sonoma Inc.*                           1,134          39,407
                                                         --------------
                                                              2,339,344
                                                         --------------
ENERGY - 6.92%
  BJ Services*                                    1,668         101,957
  Cooper Cameron Corp.*                           1,070          78,846
  Dynegy Inc.                                     6,204         353,626
  ENSCO International                             2,773         106,067
  Global Marine*                                  3,521         108,711
  Hanover Compressor Holding Co.*                 1,162          38,273
  Helmerich & Payne                               1,000          36,125
  Murphy Oil                                        905          58,655
  Nabors Industries*                              2,929         153,480
  Noble Affiliates                                1,120          41,580

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
ENERGY - 6.92% (CONTINUED)
  Noble Drilling Corp.*                           2,686  $      134,972
  Ocean Energy Inc.*                              3,368          51,994
  Pennzoil-Quaker State                           1,576          16,548
  Pioneer Natural Resources*                      2,003          28,418
  Smith International*                            1,013          82,623
  Tidewater Inc.                                  1,116          50,778
  Ultramar Diamond Shamrock                       1,745          44,279
  Valero Energy                                   1,233          43,386
  Varco International*                            1,841          38,316
  Weatherford International Inc.*                 2,182          93,826
                                                         --------------
                                                              1,662,460
                                                         --------------
FINANCE - 9.59%
  Affiliated Computer Svcs.*                        996          49,676
  Allmerica Financial                             1,079          68,989
  Ambac Financial Group                           1,404         102,843
  American Financial Group Hldg.                  1,177          27,292
  Associated Banc-Corp                            1,391          36,514
  Astoria Financial                               1,033          39,900
  Banknorth Group Inc.                            2,897          51,784
  City National Corp.                               955          36,887
  Comdisco, Inc.                                  3,062          58,369
  Compass Bancshares                              2,426          47,307
  Dime Bancorp Inc.                               2,190          47,222
  E*Trade Group*                                  6,009          98,773
  Edwards (A.G.), Inc.                            1,658          86,734
  Everest Re Group                                  921          45,590
  FINOVA Group Inc.                               1,233           8,939
  First Security Corp.                            3,949          64,418
  First Tennessee National                        2,614          53,424
  First Virginia Banks                              954          40,664
  FirstMerit Corp.                                1,778          40,783
  GATX Corp.                                        959          40,158
  Greater Bay Bancorp                               425          29,511
  Greenpoint Financial Corp.                      2,043          60,524
  Hibernia Corp.                                  3,212          39,347
  Horace Mann Educators                             822          13,460
  HSB Group Inc.                                    581          23,313
  Investment Technology Group*                      623          24,881
  Keystone Financial Inc.                           984          21,402
  Legg Mason                                      1,222          71,029
  Marshall & Ilsley Corp.                         2,092         104,858
  Mercantile Bankshares                           1,409          51,142
  National Commerce Bancorp                       4,085          81,445
  North Fork Bancorp.                             3,494          75,558
  Ohio Casualty                                   1,208           7,663
  Old Republic Int'l                              2,350          56,547
  Pacific Century Financial Corp.                 1,596          27,332
  PMI Group                                         886          60,027
  Protective Life Corp.                           1,298          38,778
  Provident Financial Group Inc.                    980          28,788
  Roslyn Bancorp                                  1,292          28,909
                                                 SHARES           VALUE

                                                       ----------------
FINANCE - 9.59% (CONTINUED)
  Sovereign Bancorp                               4,541  $       42,004
  TCF Financial                                   1,626          61,178
  The MONY Group                                    925          36,884
  Unitrin, Inc.                                   1,388          43,982
  Waddell & Reed Financial                        1,651          51,181
  Webster Financial Corp.                         1,068          28,769
  Westamerica Bancorp                               729          24,376
  Wilmington Trust Corp.                            648          34,749
  Zions Bancorp                                   1,723          88,115
                                                         --------------
                                                              2,302,018
                                                         --------------
HEALTH CARE - 10.84%
  Acuson Corp.*                                     556          12,649
  Apria Healthcare Group*                         1,052          14,662
  Beckman Coulter Inc.                              590          45,504
  Bergen Brunswig                                 2,705          31,615
  Chiron Corp.*                                   3,662         164,790
  Covance Inc.*                                   1,150           9,416
  Dentsply Int'l                                  1,044          36,475
  Edwards Lifesciences Corp.*                     1,168          25,477
  Express Scripts 'A'*                              761          54,982
  First Health Group Inc.*                          960          30,960
  Forest Laboratories*                            1,749         200,588
  Foundation Health Sys Inc.*                     2,459          40,881
  Genzyme Corp.*                                  1,705         116,260
  Gilead Sciences*                                  936         102,668
  Health Management Associates*                   4,865         101,253
  ICN Pharmaceuticals                             1,598          53,134
  IDEC Pharmaceuticals*                             893         156,596
  Incyte Genomics Inc*                            1,280          52,640
  IVAX Corp.*                                     3,178         146,188
  Lincare Holdings*                               1,071          30,724
  Millennium Pharmaceuticals*                     1,880         274,594
  MiniMed Inc.*                                   1,276         114,043
  Mylan Laboratories                              2,499          67,317
  Omnicare, Inc.                                  1,853          29,880
  Oxford Health Plans*                            1,652          50,773
  PacifiCare Health Sys*                            699          24,334
  PSS World Medical Inc.*                         1,428           5,177
  Quest Diagnostics*                                893         102,472
  Quorom Health Group*                            1,432          18,616
  Sepracor Inc.*                                  1,466         179,860
  STERIS Corp.*                                   1,357          16,284
  Stryker Corp.                                   3,919         168,272
  Sybron International*                           2,102          50,448
  Trigon Healthcare Inc.*                           754          39,632
  VISX Inc.*                                      1,221          32,891
                                                         --------------
                                                              2,602,055
                                                         --------------
PUBLIC UTILITIES - 9.08%
  AGL Resources Ltd.                              1,092          21,908
  Allegheny Energy Inc.                           2,221          84,814

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
PUBLIC UTILITIES - 9.08% (CONTINUED)
  Allete                                          1,488  $       32,922
  Alliant Energy                                  1,589          46,677
  American Water Works                            1,966          54,188
  Black Hills                                       459          12,881
  BroadWing Inc.*                                 4,294         109,765
  Calpine Corp.*                                  2,740         285,985
  Cleco Corp. Hldg. Co.                             450          21,038
  Conectiv                                        1,779          31,800
  DPL Incorporated                                2,657          79,046
  DQE, Inc.                                       1,171          46,986
  Energy East                                     2,617          59,210
  Hawaiian Electric Industries                      650          22,669
  IDACORP Inc. Hldg. Co.                            756          34,965
  IPALCO Enterprises                              1,724          39,437
  Kansas City Power & Light                       1,245          33,226
  Kinder Morgan, Inc.                             2,296          93,993
  LG&E Energy                                     2,608          63,733
  MCN Energy Group Inc.                           1,808          46,330
  Montana Power                                   2,123          70,855
  National Fuel Gas                                 788          44,177
  NiSource Inc.                                   2,435          59,353
  Northeast Utilities                             2,987          64,781
  NSTAR                                           1,080          43,470
  OGE Energy Corp.                                1,566          33,375
  Potomac Electric Power                          2,273          57,251
  Public Service of New Mexico                      795          20,571
  Puget Sound Energy, Inc.                        1,714          43,493
  Questar Corp.                                   1,609          44,750
  SCANA Corp.                                     2,106          65,023
  Sierra Pacific Resources                        1,577          28,386
  TECO Energy                                     2,519          72,421
  Telephone & Data Systems                        1,217         134,722
  UtiliCorp United                                1,882          48,697
  Vectren Corporation                             1,233          25,045
  Washington Gas Light                              935          25,128
  Western Resources                               1,390          30,059
  Wisconsin Energy                                2,422          48,289
                                                         --------------
                                                              2,181,419
                                                         --------------
TECHNOLOGY - 21.27%
  3Com Corp.*                                     7,082         135,886
  Acxiom Corp.*                                   1,741          55,277
  Adtran Inc.*                                      778          33,101
  ANTEC Corporation*                                758          22,361
  Arrow Electronics*                              1,941          66,115
  Atmel Corp.*                                    9,238         140,302
  Avocent Corp.*                                    853          47,022
  Cadence Design Systems*                         4,940         126,896
  Cambridge Technology Partners*                  1,255           5,491
  Checkfree Corp.*                                1,515          63,464
  Cirrus Logic*                                   1,327          53,495
  CommScope, Inc.*                                1,026          25,137
                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 21.27% (CONTINUED)
  Concord EFS Inc.*                               4,269  $      151,616
  Credence Systems*                               1,032          30,960
  CSG Systems International*                      1,049          30,421
  Cypress Semiconductor*                          2,402          99,833
  Diebold, Inc.                                   1,431          38,011
  DSP Group*                                        534          19,958
  DST Systems Inc.*                               1,262         148,285
  Electronic Arts*                                2,584         127,585
  FIserv Inc.*                                    2,470         147,891
  Harris Corp.                                    1,391          39,557
  Imation Corp.*                                    719          13,391
  InFocus Corp.*                                    756          40,068
  Informix Corp.*                                 5,690          23,471
  Integrated Devices Tech*                        2,068         187,154
  International Rectifier*                        1,231          62,242
  Intuit, Inc.*                                   4,056         231,192
  Jabil Circuit*                                  3,815         216,501
  Keane Inc.*                                     1,412          24,569
  L-3 Communications Holdings*                      662          37,403
  Lattice Semiconductor*                            991          53,266
  Legato Systems Inc.*                            1,745          23,448
  Macromedia Inc.*                                1,054          85,176
  MarchFirst Inc.*                                3,010          47,219
  Mentor Graphics*                                1,271          29,948
  Micrel Inc.*                                    1,688         113,096
  Microchip Technology*                           2,358          77,961
  Mynd Corporation*                                 716           9,666
  Network Associates Inc.*                        2,789          63,101
  NVIDIA Corp.*                                   1,291         105,701
  Polycom Inc.*                                   1,422          95,230
  Powerwave Technologies*                         1,233          46,815
  QLogic Corp.*                                   1,778         156,464
  Quantum Corp.-DSSG Stock*                       2,985          44,962
  Rational Software*                              3,740         259,463
  Retek Inc.*                                       990          52,470
  Sawtek Inc.*                                      855          32,931
  SCI Systems Inc.*                               2,913         119,433
  SEI Corp.                                       1,066          75,420
  Semtech Corp.*                                  1,312          56,580
  Sensormatic Electronics*                        1,549          23,235
  Storage Technology*                             2,025          27,464
  Structural Dynamics Research*                     724          11,856
  SunGard Data Systems*                           2,645         113,239
  Sybase Inc.*                                    1,804          41,492
  Sykes Enterprises*                                829           4,456
  Symantec Corp.*                                 1,194          52,536
  Symbol Technologies                             2,748          98,756
  Synopsys Inc.*                                  1,410          53,404
  Teleflex                                          767          26,366
  Titan Corp.*                                    1,077          17,771
  Transaction Systems Architects*                   663          10,774
  TranSwitch Corp.*                               1,618  $      103,148

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 21.27% (CONTINUED)
  TriQuint Semiconductor*                         1,544          56,260
  Vishay Intertechnology*                         2,765          85,024
  Vitesse Semiconductor*                          3,599         320,088
  Wind River Systems*                             1,451          69,557
                                                         --------------
                                                              5,108,431
                                                         --------------
TRANSPORTATION - .87%
  Airborne Freight                                  986          10,045
  Alaska Air Group*                                 532          12,768
  Alexander & Baldwin                               836          21,736
  Arnold Ind.                                       494           8,336
  Atlas Air*                                        764          32,279
  C.H. Robinson Worldwide                           858          48,357
  CNF Transportation Inc.                           976          21,716
  Hunt(J.B.) Transport Services Inc.                712           9,078
  Overseas Shipholding Group                        681          18,642
  Swift Transportation*                           1,268          16,563
  Wisconsin Central Transportation*                 995          10,510
                                                         --------------
                                                                210,030
                                                         --------------
    Total Common Stocks
       (cost $18,263,920)                                    19,512,572
                                                         --------------
UNIT INVESTMENT TRUST - 3.40%
  S&P Mid-Cap 400 Depositary Receipts             8,318         817,243
                                                         --------------
    Total Unit Investment Trust
       (cost $778,232)                                          817,243
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(3) - 14.05%
VARIABLE RATE DEMAND NOTES(1) - 11.05%
  American Family (6.2352% due 12/31/31)  $     828,003  $      828,003
  Firstar Bank (6.37% due 12/31/31)             808,548         808,548
  Sara Lee (6.22% due 12/31/31)                 772,173         772,173
  Wisconsin Electric (6.2352% due
     12/31/31)                                  244,886         244,886
                                                         --------------
                                                              2,653,610
                                                         --------------
U.S. TREASURY BILL - 3.00%
  U.S. Treasury Bill (0.00% due
     12/21/00)                                  730,000         720,186
                                                         --------------
    Total Short-Term Investments
       (cost $3,373,796)                                      3,373,796
                                                         --------------
TOTAL INVESTMENTS - 98.70%
   (cost $22,415,948)(2)                                     23,703,611
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.30%                            311,392
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   24,015,003
                                                         ==============


----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $3,227,108 and ($1,939,445), respectively.

(3) Securities and other current assets with an aggregate value of $3,544,450 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
S&P MidCap 400 Index (12/00)                   13       $(46,550)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 86.37%

                                               SHARES           VALUE

                                                     ----------------
BASIC INDUSTRIES - 4.97%
  Airgas, Inc.*                                   786  $        5,355
  AK Steel Holding Corporation                  1,243          11,653
  Albemarle Corporation                           349           7,045
  AMCOL International Corporation                 394           1,921
  AptarGroup, Inc.                                525          12,567
  Arch Chemicals Inc.                             275           5,019
  Astec Industries, Inc.*                         224           2,450
  Ball Corporation                                434          13,752
  Barnes Group Inc.                               242           4,447
  Battle Mountain Gold Company*                 1,923           3,365
  Bethlehem Steel Corporation*                  1,927           5,781
  Brush Engineered Materials, Inc.                238           5,147
  Buckeye Technologies Inc*                       397           8,238
  Bush Boake Allen, Inc.*                          89           4,255
  Cabot Microelectronics Corporation*              57           2,736
  Calgon Carbon Corporation                       499           3,399
  Cambrex Corporation                             363          13,431
  Caraustar Industries, Inc.                      376           4,160
  Carpenter Technology Corp.                      269           7,835
  Centex Construction Products Inc.               107           2,655
  Century Aluminum Co.                            179           2,238
  Chemed Corp.                                    132           4,199
  ChemFirst Inc.                                  232           4,829
  Chesapeake Corporation                          234           4,505
  CLARCOR Inc.                                    354           6,903
  Cleveland-Cliffs Inc.                           156           3,569
  Commercial Metals Company                       207           5,279
  Crompton Corporation                          1,667          13,128
  Cytec Industries Inc.*                          604          20,196
  Delta and Pine Land Company                     561          14,411
  Deltic Timber Corp.                             152           2,575
  EarthShell Corporation*                         421             526
  Elcor Corp.                                     286           4,147
  Ethyl Corp.                                     911           1,310
  Ferro Corp.                                     507           9,665
  Florida Rock Industries, Inc.                   270          10,648
  Freeport-McMoRan Copper & Gold Inc.*          1,949          17,176
  Fuller (H. B.) Co.                              194           5,578
  Gaylord Container Corp.*                        807           1,362
  Georgia Gulf Corp.                              458           5,238
  Gibraltar Steel Corporation*                    110           1,815
  Glatfelter (P. H.) Company                      377           4,571
  Great Lakes Chemical Corporation                696          20,402
  Greif Bros. Corp.                               197           6,550
  Harsco Corporation                              584          12,885
  International Specialty Products Inc.*          211           1,134
  Kaiser Aluminum Corp.                           427           2,589
                                               SHARES           VALUE

                                                     ----------------
BASIC INDUSTRIES - 4.97% (CONTINUED)
  Kaydon Corporation                              440  $       10,120
  Kennametal Inc.*                                444          11,433
  Lilly Industries, Inc.*                         332           9,794
  Liqui-Box Corporation*                           44           1,425
  Longview Fibre Co.*                             755           9,060
  Louisiana-Pacific Corp.                       1,523          13,993
  LTV Corp.                                     1,461           1,918
  Lubrizol Corp. (The)                            784          15,435
  MacDermid Incorporated                          210           4,410
  Metals USA Inc*                                 368           1,081
  Millennium Chemicals Inc.                       970          14,368
  Minerals Technologies Inc*                      301          13,846
  Mobile Mini, Inc*                               134           2,580
  Mueller Industries, In*                         503          11,286
  National Steel Corp*                            295             885
  NCH Corporation*                                 36           1,271
  NL Industries, Inc.*                            310           6,568
  Nortek, Inc.                                    139           2,433
  NS Group, Inc.                                  244           4,846
  Olin Corporation                                531           8,596
  OM Group, Inc.*                                 349          15,225
  Omnova Solutions Inc.*                          501           2,787
  Packaging Corporation of America*               681           7,534
  Pactiv Corporation*                           2,470          27,621
  Polymer Group, Inc.                             302           2,227
  PolyOne Corporation                           1,280           9,360
  Pope & Talbot, Inc.                             213           3,049
  Potlatch Corporation*                           418          13,219
  Precision Castparts Corporation*                716          27,477
  Quanex Corporation*                             208           3,965
  Rayonier Inc.*                                  400          14,375
  Reliance Steel & Aluminum Company*              289           6,087
  Rock-Tenn Co.*                                  179           1,779
  RPM, Inc.*                                    1,538          13,938
  RTI International Metals Inc.*                  272           3,927
  Ryerson Tull, Inc.                              332           3,133
  Schulman (A.), Inc.                             439           4,829
  Scotts Co. (The)                                225           7,538
  Sequa Corporation*                               88           3,740
  Solutia Inc.*                                 1,593          18,120
  Southern Peru Copper Corp.*                     369           5,720
  Specialty Equipment Companies, Inc.*            170           4,197
  Springs Industries, Inc.*                       188           5,299
  Steel Dynamics Inc.*                            622           5,715
  Stepan Company                                   81           1,625
  Stillwater Mining Co.*                          563          15,240
  Symyx Technologies, Inc.*                       307          13,316
  Texas Industries, Inc.                          308           9,818
  Tredegar Industries, Inc.*                      371           6,423
  U. S. Can Corporation*                          128           2,536

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
BASIC INDUSTRIES - 4.97% (CONTINUED)
  Unifi, Inc.*                                    831  $        8,466
  Uniroyal Technology Corporation                 201           3,015
  USEC Inc.                                     1,256           5,338
  Valhi, Inc.*                                    119           1,495
  Valspar Corp.*                                  543          12,484
  W. R. Grace & Company                           955           6,566
  Wausau-Mosinee Paper Corporation*               751           5,820
  WD-40 Co.*                                      191           4,059
  Weirton Steel Corporation                       462           1,155
  Wellman, Inc.                                   461           6,656
  WestPoint Stevens Inc.*                         487           5,966
  Wolverine Tube Inc.                             121           1,800
  Worthington Industries, Inc.*                 1,034           9,694
                                                       --------------
                                                              790,320
                                                       --------------
CAPITAL GOODS - 5.69%
  AAR Corporation                                 394           4,506
  Actuant Corporation                             571           2,248
  Advanced Lighting Technologies, Inc.*           203           2,512
  Aeroflex Inc.*                                  391          19,012
  AGCO Corporation                                871          10,343
  Agribrands International Inc.*                  147           6,413
  Albany International Corporation
     Class A*                                     254           3,048
  Alliant Techsystems Inc.*                       145          11,908
  American Superconductor Corporation*            279          13,715
  American Technical Ceramics
     Corporation*                                  44             686
  AMETEK, Inc.                                    467           9,895
  Applied Industrial Technologies Inc.            296           5,125
  Armor Holdings Inc.*                            248           3,720
  Armstrong Holdings, Inc.                        552           6,590
  Baldor Electric Co.                             349           7,089
  Belden Inc.                                     355           8,387
  Brady (W.H.) Co.                                259           7,835
  Briggs & Stratton Corp.                         326          12,327
  Bush Industries, Inc.                           121           1,399
  C&D Technologies Inc.                           373          21,168
  Cardinal Technologies, Inc.*                     33           1,262
  Carlisle Companies, Inc.                        442          18,343
  Castella Waste Systems Inc. Class A*            293           2,967
  Catalytica, Inc.*                               442           5,470
  C-COR.net Corporation*                          403           6,171
  CDI Corporation*                                161           2,576
  Cohu, Inc.                                      295           4,517
  Columbus McKinnon Corporation                   182           2,468
  CompX International Inc. Class A                 62           1,302
  CSS Industries, Inc.*                            84           1,685
  CTS Corp.                                       407          20,604
  Cubic Corporation                                10             239
  Cummins Engine Company, Inc.                    606          18,142
  CUNO Inc.*                                      237           5,273
  Curtiss-Wright Corp.                             71  $        3,350
                                               SHARES           VALUE

                                                     ----------------
CAPITAL GOODS - 5.69% (CONTINUED)
  Dal-Tile International Inc.*                    801          10,013
  Detroit Diesel Corp.                            115           2,623
  Donaldson Company, Inc.                         588          12,936
  EMCOR Group, Inc.*                              134           3,484
  Energy Conversion Devices, Inc.*                180           6,694
  ESCO Technologies Inc.*                         166           2,905
  Esterline Technologies Corporation*             253           4,981
  Federal Signal Corporation                      662          13,157
  Flowserve Corp.*                                547           8,991
  Foster Wheeler Corporation                      560           4,060
  Franklin Electric Co., Inc.                      62           4,278
  FuelCell Energy Inc.*                           124          11,933
  Gardner Denver, Inc.*                           191           3,104
  GenCorp Inc.                                    490           3,981
  General Cable Corporation                       440           3,328
  Genlyte Group Inc.*                             177           4,525
  Gentek, Inc.                                     92           1,403
  Graco Inc.                                      296           9,546
  Granite Construction Inc.                       278           6,742
  Gulf Island Fabrication Inc.                    113           1,992
  Hexcel Corporation*                             271           3,625
  HON Industries, Inc.                            782          19,257
  IDEX Corp.*                                     433          12,097
  II-VI Inc.*                                     134           2,502
  Insituform Technologies, Inc.*                  275           9,247
  Ionics, Inc.                                    237           5,051
  Ivex Packaging Corporation*                     297           2,914
  Jacobs Engineering Group Inc.*                  329          13,263
  JLG Industries, Inc.*                           608           7,410
  Kaman Corporation                               328           4,141
  Kent Electronics Corporation*                   414           9,884
  Lawson Products, Inc.*                           80           1,935
  Lennox International Inc.                       592           5,550
  Lincoln Electric Holdings, Inc.                 509           6,776
  Lindsay Manufacturing Co.*                      180           3,353
  Littelfuse, Inc.*                               286           8,491
  MagneTek, Inc.*                                 280           2,975
  Manitowoc Co., Inc. (The)*                      361           6,949
  Mechanical Technology Incorporated              337           3,644
  Mettler-Toledo International Inc.               566          24,896
  Milacron Inc.                                   523           6,962
  Moog Inc.                                       107           3,223
  NACCO Industries, Inc.*                          94           3,948
  Nanometrics Inc.                                 65           3,473
  NCI Building Systems, Inc.*                     265           3,876
  New England Business Service, Inc.*             182           3,299
  Newport News Shipbuilding Inc.*                 424          18,391
  Nordson Corporation*                            412          11,716
  Ogden Corporation                               723           9,806
  Orbital Sciences Corporation*                   547  $        4,581

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CAPITAL GOODS - 5.69% (CONTINUED)
  Oshkosh Truck Corporation*                      211           8,176
  Owens Corning*                                  743           1,950
  Penn Engineering & Manufacturing
     Corp.*                                        89           2,798
  Pittston Company-Brink's Incorporated*          757          11,734
  Primex Technologies Inc.*                       136           3,953
  Rare Medium Group Inc.                          408           3,035
  REMEC, Inc.*                                    543          15,985
  Robbins & Myers, Inc.*                          114           2,693
  Rogers Corporation                              217           6,863
  Roper Industries, Inc.                          441          14,636
  Sauer-Danfoss Inc.                              288           3,168
  Scott Technologies Inc.*                        184           3,260
  Shaw Group Inc.*                                194          13,677
  Simpson Manufacturing Co., Inc.*                119           5,318
  SLI Inc.*                                       252           1,843
  Spartech Corporation*                           222           3,455
  SPS Technologies, Inc.*                         185           8,973
  Standard Register Co. (The)*                    188           3,008
  Stericycle, Inc.*                               200           4,900
  Stewart & Stevenson Services, Inc.              409           7,132
  Superconductor Technologies Inc.*               255           4,606
  SurModics Inc.                                   86           4,709
  Tecumseh Products Company*                      234           9,799
  Teledyne Technologies Incorporated              391          11,388
  Tennant Co.                                     132           5,841
  Terex Corporation*                              378           4,938
  Tetra Tech, Inc.*                               502          14,338
  Thermo Fibertek Inc.                             87             364
  Thomas Industries Inc.                          226           4,577
  Timken Co. (The)*                               726           9,937
  Trex Company Inc.*                               81           2,455
  Trimble Navigation Ltd.*                        336           7,518
  Trinity Industries, Inc.*                       573          13,394
  Triumph Group, Inc.*                            170           6,099
  U.S. Aggregates, Inc.*                           74           1,226
  UCAR International Inc.                         693           8,792
  Universal Forest Products, Inc.*                159           1,816
  UNOVA Inc.*                                     627           2,469
  Valence Technology, Inc.*                       424           7,314
  Valmont Industries, Inc.                        209           4,154
  Wabash National Corporation                     318           2,902
  Wabtec Corporation*                             404           4,091
  Wallace Computer Services, Inc.                 548           8,357
  Washington Group International                  474           5,421
  Waste Connections Inc.*                         244           6,253
  Watsco, Inc.                                    299           3,077
  Watts Industries, Inc.                          242           2,420
  Woodhead Industries, Inc.                       165           3,434
  Woodward Governor Company*                      122           5,437
                                               SHARES           VALUE

                                                     ----------------
CAPITAL GOODS - 5.69% (CONTINUED)
  York International Corporation*                 556  $       13,831
                                                       --------------
                                                              903,720
                                                       --------------
CONSUMER DURABLES - 3.13%
  Allen Telecom Inc.*                             408           6,911
  American Axle & Manufacturing
     Holdings, Inc.*                              133           1,430
  Applica Incorporated*                           335           2,073
  Arctic Cat Inc.                                 265           3,346
  ArvinMeritor, Inc.                            1,058          15,539
  Audiovox Corporation*                           230           3,464
  Bandag, Inc.                                    168           6,038
  BorgWarner Inc.                                 357          11,826
  Callaway Golf Co.                             1,123          17,266
  Centex Corporation                              868          27,878
  Champion Enterprises, Inc.*                     690           2,933
  CHS Electronics Inc.*                           770               3
  Clayton Homes, Inc.                           1,446          14,460
  Coachmen Industries, Inc.                       203           2,119
  Collins & Aikman Corp.*                         904           4,238
  Cooper Tire & Rubber Co.                        941           9,469
  Crossman Communities, Inc.*                     108           2,133
  D.R. Horton, Inc.                               775          13,301
  Delco Remy International Inc.*                  312           2,379
  Dura Automotive Systems, Inc.*                  177           1,634
  Exide Corp.                                     280           2,538
  Fedders Corporation                             389           1,507
  Federal-Mogul Corp.                           1,031           5,606
  Fleetwood Enterprises, Inc.                     487           6,605
  Furniture Brands International, Inc.*           722          12,003
  Griffon Corp.*                                  381           2,881
  GTECH Holdings Corporation*                     509           8,430
  Haverty Furniture Companies, Inc.               237           2,592
  Hayes Lemmerz International Inc.                261           2,806
  IMPCO Technologies, Inc.*                        57           1,639
  Interface, Inc.*                                676           5,387
  Kaufman & Broad Home Corporation                703          18,937
  Kimball International, Inc.                     460           8,223
  La-Z-Boy Inc.*                                  763          11,111
  Lear Corporation*                               967          19,884
  Lennar Corporation                              702          20,841
  M.D.C. Holdings, Inc.                           314           8,164
  MascoTech, Inc.*                                537           8,894
  Meade Instruments Corporation*                  122           2,463
  Modine Manufacturing Company*                   325           9,156
  Mohawk Industries, Inc.*                        611          13,327
  Monaco Coach Corporation*                       228           3,762
  Myers Industries, Inc.*                         239           3,032
  National Presto Industries, Inc.*                66           1,976
  NVR, Inc.*                                      134          10,854
  Oakley, Inc.*                                   328  $        5,761

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER DURABLES - 3.13% (CONTINUED)
  Palm Harbor Homes, Inc.                         267           3,671
  ParkerVision, Inc.                              106           5,101
  Polaris Industries Inc.                         349          12,302
  PriceSmart, Inc.                                 25             966
  Pulte Corporation*                              448          14,784
  Regal-Beloit Corp.*                             306           5,190
  Ryland Group, Inc. (The)                        190           5,890
  Salton Inc.*                                    140           4,524
  SatCon Technology Corporation                   110           3,933
  Skyline Corp.                                    95           2,025
  Smith (A.O.) Corporation                        307           3,857
  Snap-on, Inc.                                   856          20,170
  Standard Pacific Corporation                    347           6,246
  Sturm, Ruger & Co., Inc.*                       284           2,325
  Sunbeam Corporation*                          1,126           1,478
  Superior Industries
     International, Inc.                          275           8,250
  Tenneco Automotive Inc.*                        496           2,573
  Thor Industries, Inc.*                          101           2,336
  Toll Brothers, Inc.*                            301          10,347
  Toro Co. (The)*                                 165           5,198
  Tower Automotive, Inc.                          589           5,522
  Universal Display Corporation*                  182           4,015
  Universal Electronics Inc.                      200           4,838
  Walter Industries, Inc.                         484           4,296
  Winnebago Industries, Inc.*                     201           2,513
  WMS Industries Inc.                             331           7,448
                                                       --------------
                                                              496,617
                                                       --------------
CONSUMER NON-DURABLES - 3.32%
  Alberto-Culver Company - Class B                525          15,127
  Aurora Foods Inc.*                              255             861
  Beringer Wine Estates Holdings Inc .*           115           6,390
  BioMarin Pharmaceuticals Inc.*                  244           4,484
  Block Drug Co., Inc.                            139           5,994
  Blount International, Inc.*                      55             619
  Blyth Industries, Inc.*                         501          11,742
  Brown Shoe Company, Inc.                        267           2,453
  Carter-Wallace, Inc.                            294           7,185
  Central Garden & Pet Co.*                       213           1,478
  Chiquita Brands International, Inc.*            544           1,700
  Church & Dwight Company Inc.                    557          10,235
  Coca-Cola Bottling Co. Consolidated              23             965
  Columbia Sportswear Company*                     93           4,266
  Concord Camera Corp.*                           288           7,380
  Constellation Brands, Inc.*                     218          11,840
  Corn Products International Inc.                514          11,694
  Dean Foods Co.                                  525          17,456
  Del Monte Foods Company*                        763           4,721
  Dial Corporation (The)                        1,249          14,520
  Direct Focus Inc.*                              187  $        7,433
  Dole Food Co., Inc.                             667          10,005
                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-DURABLES - 3.32%
(CONTINUED)
  Dreyer's Grand Ice Cream, Inc.                  235           5,067
  Earthgrains Co. (The)                           620          11,431
  Electro Rent Corp.*                             211           2,690
  Farmer Bros. Company                             12           2,160
  Fossil, Inc.*                                   207           2,756
  Genesco Inc.*                                   315           5,335
  Guess ?, Inc.*                                  104           1,170
  Hain Celestial Group, Inc.*                     424          14,893
  Herbalife International, Inc.*                  188           1,739
  International Multifoods Corporation*           248           4,309
  Interstate Bakeries Corporation*                548           8,015
  JAKKS Pacific, Inc.                             283           2,662
  Kellwood Company                                359           6,552
  Kenneth Cole Productions, Inc. -
     Class A*                                      93           3,284
  Lancaster Colony Corporation                    463          11,372
  Lance, Inc.                                     367           3,567
  Libbey Inc.                                     222           6,910
  Madden (Steven), Ltd.                           141           1,216
  Medicis Pharmaceutical Corporation*             422          25,946
  Michael Foods, Inc.*                            199           4,652
  Mine Safety Appliances Co.                      136           3,001
  Nautica Enterprises, Inc.*                      455           5,887
  Nexell Therapeutics Inc.*                       109           1,001
  Oneida Ltd.                                     201           2,789
  Oshkosh B'Gosh, Inc.                            162           2,465
  PepsiAmericas, Inc.*                            363           1,271
  Perrigo Co.*                                    902           6,173
  Phillips-Van Heusen Corp.                       306           3,156
  Pilgrim's Pride Corp.*                          237           1,629
  Playtex Products, Inc.*                         418           4,938
  Polaroid Corp.*                                 656           8,815
  Polo Ralph Lauren Corporation -
     Class A*                                     797          12,852
  Quiksilver, Inc.*                               327           6,295
  Ralcorp Holdings, Inc.*                         409           5,777
  Rayovac Corp.*                                  402           6,884
  Reebok International Ltd.                       651          12,247
  Revlon, Inc.*                                   128             856
  Rica Foods Inc.                                 104           1,716
  Riviana Foods Inc.                              102           1,702
  Russell Corp.*                                  398           6,318
  Schweitzer-Mauduit
     International, Inc.*                         213           2,849
  Seaboard Corp.*                                   5             813
  Seminis, Inc.*                                  181             226
  Skechers U.S.A. Inc.                            205           3,101
  Smithfield Foods, Inc.                          802          21,053
  Smucker (The J.M.) Class A                      319           7,736
  Star Scientific Inc.*                           286           1,144
  Stride Rite Corp. (The)*                        632  $        3,200
  Suiza Foods Corp.                               424          21,492

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-DURABLES - 3.32%
(CONTINUED)
  Tejon Ranch Co.*                                 93           2,353
  The Robert Mondavi Corporation*                 116           4,742
  The Yankee Candle Company*                      212           4,267
  Timberland Co. (The)                            258          10,578
  Topps Co., Inc. (The)                           637           5,852
  Tupperware Corp.*                               844          15,192
  Twinlab Corporation*                            312           1,365
  United Natural Foods, Inc.*                     128           1,584
  Universal Corp.*                                412          12,103
  Universal Foods Corp.                           670          13,651
  Vans, Inc.*                                     181           2,783
  Vector Group Ltd.*                              186           3,229
  Warnaco Group, Inc. (The)                       778           3,112
  Wolverine World Wide, Inc.*                     608           5,662
                                                       --------------
                                                              528,133
                                                       --------------
CONSUMER SERVICES - 13.59%
  1 800 FLOWERS.COM Inc.                          126             628
  24/7 Media Inc.*                                255           2,574
  4 Kids Entertainment Inc.*                      130           2,194
  99 Cents Only Stores                            176           8,833
  Aaron Rents, Inc.                               255           3,283
  Abercrombie & Fitch Company*                  1,377          26,249
  ABM Industries Inc.                             238           6,471
  About.com Inc.*                                 199           6,443
  Ackerley Group, Inc.                            168           1,680
  ACME Communications Inc.*                       146           1,314
  ACNielsen Corp.*                                783          18,645
  Administaff, Inc.*                              132           9,992
  Advanced Marketing Services, Inc.               115           2,027
  Advanced Radio Telecom Corporation*             370           3,145
  Advo Inc.*                                      253           8,349
  Alexander's, Inc.*                               48           3,924
  Allied Riser Communications
     Corporation*                                 764           5,062
  AMERCO*                                         125           2,445
  American Classic Voyages Company*               145           2,121
  American Eagle Outfitters, Inc.*                325          10,238
  American Greetings Corporation -
     Class A                                      943          16,503
  American Italian Pasta Company -
     Class A*                                     267           5,123
  AmeriSource Health Corp.*                       748          35,148
  Ames Department Stores, Inc.*                   429           2,480
  Anchor Gaming*                                  102           8,115
  AnnTaylor Stores Corporation*                   371          14,260
  APAC Customer Services, Inc.*                   342           1,817
  Applebee's International, Inc.                  348           8,004
  Arch Wireless, Inc.*                            723           3,615
  Argosy Gaming Company*                          298           5,401
  Ask Jeeves Inc.*                                300  $        5,756
  Avenue A Inc.*                                   73             365
  Avis Group Holdings Inc*                        321           9,510
                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Aztar Corporation*                              555           8,533
  Bally Total Fitness Holding
     Corporation*                                 348           8,700
  Banta Corporation                               368           8,970
  Barnes & Noble Inc.*                            732          14,411
  barnesandnoble.com inc.*                        148             726
  Be Free Inc.*                                   340           1,445
  Beasley Broadcast Group Inc.*                   121           1,172
  BEBE Stores, Inc.*                               37             550
  Billing Concepts Corp.*                         619           1,973
  Bob Evans Farms, Inc.                           562          10,397
  Boca Resorts, Inc.*                             404           4,419
  Borders Group, Inc.*                          1,143          15,931
  Bowne & Co., Inc.                               515           5,021
  Boyd Gaming Corporation*                        552           2,726
  Bright Horizons Family Solutions Inc.*          180           4,601
  Brightpoint, Inc.*                              757           3,809
  BUCA Inc.*                                      104           1,105
  Buckle, Inc. (The)*                             117           1,360
  Buffets, Inc.*                                  607           8,346
  Burlington Coat Factory Warehouse
     Corporation                                  254           3,635
  Buy.Com Inc.*                                   211             587
  CAIS Internet, Inc.*                             93             453
  Calico Commerce Inc.*                           237           1,452
  Caprock Communications*                         489           2,491
  Career Education Corporation*                   268          11,926
  Carrier Access Corporation*                     140           2,774
  Casey's General Stores, Inc.                    653           8,489
  Cato Corp.                                      203           2,538
  CBRL Group Inc.                                 857          12,319
  CEC Entertainment Inc*                          391          12,512
  Central Parking Corp.                           178           3,527
  Championship Auto Racing Teams Inc.*            166           4,046
  Charming Shoppes, Inc.*                       1,377           7,186
  Cheap Tickets, Inc.*                            132           1,370
  Cheesecake Factory Inc.*                        385          16,651
  Chico's FAS, Inc.*                              194           6,596
  Children's Place Retail Stores Inc.*            248           6,386
  Choice Hotels International Inc.*               780           8,580
  Choice One Communications, Inc.*                105           1,280
  Churchill Downs Inc.                            125           3,234
  Citadel Communications Corporation*             538           9,146
  Claire's Stores, Inc.                           592          10,656
  Coinstar Inc.*                                  295           4,001
  Coldwater Creek Inc.*                            38           1,026
  Comfort Systems USA Inc.*                       424           2,200
  Consolidated Products, Inc.*                    348           2,784
  Convergent Communications Inc.*                 183  $          583
  coolsavings.com inc.*                            45             123
  Copart, Inc.*                                   535           7,423

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Corillian Corporation*                           57             549
  Corinthian Colleges Inc.*                        64           3,776
  Corporate Executive Board Company*              278          11,190
  Cost Plus, Inc.*                                299           9,007
  CoStar Group Inc.*                              175           6,475
  CPI Corp.                                       102           2,168
  Crown Media Holdings, Inc.*                     149           2,114
  CSK Auto Corporation*                           275           1,238
  Cumulus Media Inc.*                             514           3,148
  CyberSource Corporation*                        276           3,122
  Cypress Communications Inc.*                    145             385
  Diamond Technology Partners Inc -
     Class A*                                     292          21,681
  Digital Courier Technologies Inc.*              460             834
  Digital Insight Corporation*                    244           8,754
  Digitalthink Inc.*                               63           2,654
  Dillard's Inc                                 1,368          14,535
  Dollar Thrift Automotive Group Inc.*            353           6,972
  Dover Downs Entertainment, Inc.                 179           2,405
  Dress Barn, Inc. (The)*                         217           4,557
  Drugstore.com Inc.*                             263             888
  Duane Reade Inc.*                               255           6,184
  eBenX Inc.*                                      73             826
  Edison Schools Inc.*                            207           6,572
  Education Management Corporation*               297           8,000
  eGain Communications Corporation*               288           2,709
  eGlobe Inc.*                                    847           1,032
  Electronics Boutique Holdings
     Corporation*                                  80           1,720
  eMerge Interactive Inc.*                         96           1,524
  Encompass Services Corporation*                 920           7,475
  Envision Development Corporation*                44             484
  eSpeed Inc.*                                    132           3,754
  Ethan Allen Interiors Inc.                      578          16,365
  eToys Inc.*                                     839           4,483
  Expedia Inc.*                                    88           1,144
  Extended Stay America, Inc.*                  1,036          13,727
  F.Y.I. Inc.*                                    180           6,728
  Factory 2-U Stores, Inc.*                       181           5,532
  First Consulting Group Inc.*                    253           1,407
  FirstWorld Communications Inc.*                 146             294
  Fleming Companies, Inc.                         574           7,498
  Footstar, Inc.*                                 268           8,660
  Forrester Research, Inc.*                       159          10,136
  Fred's, Inc.                                    128           2,872
  Frontline Captial Group*                        354           5,819
  G & K Services, Inc.                            300           8,419
  Gaiam Inc.*                                      37             678
  Gartner Group Inc.*                           1,078          12,532
  Gaylord Entertainment Company                   257  $        6,136
  GC Companies, Inc.*                              81             243
  GetThere.com Inc.*                               91           1,610
                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Golden Telecom, Inc.*                           131           2,276
  GoTo.com Inc.*                                  360           5,940
  Great Atlantic & Pacific Tea
     Co., Inc. (The)                              253           2,799
  Grey Global Group Inc.*                           9           5,578
  Group 1 Automotive Inc.*                        237           2,577
  Guitar Center Inc.*                             322           3,965
  Hall Kinion & Associates Inc.                   130           3,697
  HA-LO Industries, Inc.*                         835           3,340
  Handleman Co.*                                  388           4,802
  Hanover Direct, Inc.                          2,172           1,222
  Harland (John H.) Company                       413           6,324
  Harman International Industries, Inc.           466          18,221
  Heidrick & Struggles International
     Inc.                                         279          14,334
  High Speed Access Corporation                   463           1,678
  Hollinger International Inc.*                   559           9,363
  Hollywood Entertainment Corporation             465           3,458
  Hollywood.com, Inc.*                            224           1,351
  Hot Topic, Inc.*                                125           3,750
  Hotel Reservations Network Inc.*                 79           2,893
  HotJobs.com Inc.                                233           3,976
  Houghton Mifflin Co.*                           405          15,896
  Hughes Supply, Inc.*                            344           6,749
  iBEAM Broadcasting Corporation*                 155           1,056
  IDT Corp.*                                      320          12,440
  IHOP Corporation                                291           5,565
  Information Holdings Inc.*                      137           4,855
  infoUSA Inc. - Class B                          403           2,015
  Ingles Markets, Inc.*                           144           1,584
  Insight Communications Company, Inc.            573           9,096
  Insight Enterprises, Inc.*                      466          12,699
  Integrated Electrical Services Inc.*            476           3,273
  Interliant Inc.*                                693           5,544
  Internet Pictures Corporation                   676           3,676
  internet.com Inc.*                              163           5,043
  InterTAN, Inc.*                                 423           6,107
  Isle of Capri Casinos Inc.*                     372           5,766
  ITT Educational Services, Inc.*                 207           5,615
  iVillage Inc.                                   302           1,170
  iXL Enterprises Inc.*                           604           2,643
  Jack in the Box Inc.*                           558          11,962
  Journal Register Company*                       663          11,022
  Juno Online Services, Inc.*                     252           1,008
  Jupiter Media Metrix, Inc.*                     281           4,478
  Kelly Services, Inc.                            248           5,859
  Key3media Group, Inc.*                          231           2,527
  kforce.com Inc.                                 565           1,978
  Korn/Ferry International*                       538          20,343
  Krispy Kreme Doughnut Inc.*                      43  $        3,601
  Labor Ready, Inc.*                              502           2,102
  Landry's Seafood Restaurants, Inc.*             362           2,466

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Lands' End, Inc.*                               193           4,053
  Lante Corporation                               214           1,070
  Latitude Communications, Inc.                   187           1,449
  Leap Wireless International, Inc.*              370          23,148
  Learning Tree International, Inc.               157           7,477
  Lee Enterprises, Inc.*                          645          18,624
  Liberty Livewire Corporation*                    35           1,076
  LifeMinders Inc.*                               166           3,808
  Linens 'n Things Inc.                           580          14,790
  LodgeNet Entertainment Corp.                    177           5,111
  Lone Star Steakhouse & Saloon, Inc.*            385           2,839
  Longs Drug Stores Corporation                   453           8,664
  LookSmart Ltd.*                                 589           6,589
  Luby's Inc.*                                    327           1,737
  Mail.com Inc. - Class A*                        586           3,058
  Mail-Well, Inc.*                                680           3,018
  Marcus Corp. (The)*                             325           3,413
  MarketWatch.com, Inc.*                           48             384
  Martha Stewart Living Omnimedia, Inc.           137           3,596
  Matthews International Corp.*                   206           6,051
  MAXIMUS, Inc.*                                  165           3,651
  McGrath RentCorp*                               131           2,489
  MCSi Inc.*                                      147           4,943
  Media General, Inc.*                            302          12,986
  Mediacom Communications Corporation*            292           4,709
  MedicaLogic/Medscape Inc.*                      144             513
  MemberWorks Inc.*                               142           4,668
  Men's Wearhouse Inc.                            465          13,165
  Meredith Corp.*                                 546          16,107
  Meristar Hospitality Corporation*               516          10,449
  META Group, Inc.*                               119           1,473
  Metromedia International Group, Inc.*         1,031           3,856
  Michaels Stores, Inc.*                          410          16,400
  Midas Inc.                                      228           3,192
  Modem Media, Inc.                               151             651
  Modis Professional Services Inc.*             1,329           6,894
  Morrison Management
     Specialists, Inc.*                           171           5,053
  Motient Corporation*                            488           6,893
  MP3.com, Inc.*                                  298           1,173
  Multex.com, Inc.*                               227           3,887
  Musicland Stores Corporation                    397           2,804
  MyPoints.com Inc.*                              254           1,397
  National Information Consortium, Inc.           235             933
  National Processing, Inc.                        89           1,240
  National Service Industries, Inc.               595          11,640
  NationsRent Inc.                                539           2,122
  Navigant Consulting Inc.*                       543           1,867
  NBC Internet, Inc.                              507  $        3,327
  NBTY Inc.                                       818           5,343
  NCO Group Inc.*                                 280           3,325
                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Neiman-Marcus Group, Inc.*                      548          17,776
  Neoforma.com Inc*                               111             413
  net.Genesis Corp.*                               64             556
  Net2000 Communications Inc.*                    147             937
  Net2Phone Inc.*                                 106           2,385
  NetCreations Inc*                                49             524
  NetRatings Inc.*                                 56           1,050
  Netro Corporation*                              498          29,507
  Network Commerce Inc.*                          408           2,282
  Network Plus Corporation*                       144           1,242
  NPC International Inc.*                         142           1,389
  Nu Skin Enterprises Inc. - Class A*             661           4,379
  Nucentrix Broadband Networks*                   129           3,306
  O'Charley's, Inc.                               202           2,487
  OfficeMax, Inc.*                              1,648           5,871
  On Assignment, Inc.*                            317           9,946
  On Command Corporation*                         123           1,511
  On2.com Inc.*                                   271             675
  Onvia.com Inc.*                                 115             510
  O'Reilly Automotive, Inc.*                      521           7,620
  Organic, Inc.                                    89             401
  P C Connections Inc.*                            69           3,933
  P.F. Chang's China Bistro Inc.*                  92           3,180
  Pacific Sunwear of California, Inc.             462           8,663
  Papa John's International, Inc.*                284           7,118
  Paxson Communications Corporation*              482           5,543
  Payless ShoeSource, Inc.*                       325          18,200
  Pegasus Systems Inc.                            295           5,771
  Penn National Gaming, Inc.                      116           1,765
  Penton Media, Inc.                              310           8,525
  Pep Boys-Manny, Moe & Jack (The)*               684           3,420
  Performance Food Group Company*                 179           6,735
  Petco Animal Supplies, Inc.*                    308           6,718
  PETsMART, Inc.*                               1,637           7,673
  Pier 1 Imports, Inc.                          1,444          19,584
  Pinnacle Entertainment Inc.*                    278           6,047
  Playboy Enterprises, Inc.*                      298           4,451
  Predictive Systems Inc.                          59           1,139
  Pre-Paid Legal Services, Inc.                   279           9,015
  Presstek Inc.*                                  405           7,771
  Price Communications Corp.*                     665          13,009
  Prime Hospitality Corp.*                        656           6,642
  Private Media Group, Inc.*                      191           1,074
  ProBusiness Services Inc.*                      213           6,443
  Prodigy Communications Corp.*                   305           1,563
  Professional Detailing Inc.*                     59           3,363
  Profit Recovery Group
     International, Inc. (The)*                   604  $        5,965
  ProsoftTraining.com Inc.*                       241           3,434
  Protection One Inc.*                            287             395

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Pulitzer Inc.                                   125           5,369
  PurcharePro.com Inc.*                           151          13,269
  Quokka Sports Inc.*                             317           1,258
  R.H. Donnelley Corporation                      469           9,908
  Rare Hospitality International, Inc.*           229           4,666
  Regent Communications Corporation*              232           1,291
  Regis Corp.                                     502           7,530
  Register.com Inc.                                71             675
  Rent-A-Center, Inc.*                            246           8,533
  Rent-Way, Inc.                                  346          10,510
  Rhythms NetConnections Inc.*                    897           6,615
  Rollins, Inc.                                   248           3,674
  Ruby Tuesday, Inc.                              900          10,125
  Ruddick Corp.*                                  439           6,091
  Russ Berrie and Company Inc.                    149           2,943
  Ryan's Family Steak Houses, Inc.                522           4,013
  Saga Communications Inc.*                        93           1,535
  Salem Communications Corporation*               343           4,352
  Savvis Communications*                          244           2,196
  Schein (Henry), Inc.*                           332           6,619
  Scholastic Corporation*                         207          16,469
  School Specialty Inc.                           254           5,413
  SciQuest.com Inc.*                              261           1,803
  SCP Pool Corp.                                  214           6,340
  Service Corp. International*                  3,978           9,696
  ShopKo Stores, Inc.                             432           4,482
  Sinclair Broadcast Group, Inc.*                 665           7,273
  Sirius Satellite Radio Inc.*                    461          24,375
  SITEL Corp.*                                    668           1,962
  Smart & Final Inc.*                             173           1,222
  Sodexho Marriott Services Inc*                  475           7,808
  Sonic Automotive Inc. - Class A*                299           2,485
  Sonic Corporation*                              262           8,253
  Sotheby's Holdings, Inc.*                       605          15,049
  Source Information Management Co.               149           1,015
  Spanish Broadcasting Systems Inc.               449           5,276
  Speedway Motorsports, Inc.*                     205           4,267
  Spherion Corporation                            854          10,195
  Spiegel, Inc.*                                  219           1,533
  SportsLine.com, Inc.                            265           3,660
  Stamps.com Inc.                                 432           1,661
  Standex International Corp.*                    165           3,187
  StarMedia Network, Inc.*                        528           3,960
  StarTek Inc.                                    104           3,016
  Station Casinos Inc.*                           501           7,139
  Stein Mart, Inc.                                393           4,249
  Stewart Enterprises, Inc.                     1,391  $        2,695
  Stockwalk.com Group, Inc.*                       80             339
  Strayer Education, Inc.                         106           2,319
  Sunglass Hut International, Inc.*               565           3,690
                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  Switchboard Incorporated*                        79             514
  Sylvan Learning Systems Inc.*                   476           7,378
  Syntro Corp.*                                    75             587
  Systemax Inc.*                                  144             396
  Teligent Inc.*                                  252           3,276
  The Boyds Collection, Ltd.*                     865           6,379
  The Management Network Group Inc.*               78           1,628
  The McClatchy Company                           272           9,571
  TiVo Inc.*                                      219           4,243
  Too, Inc.*                                      449          10,664
  Trans World Entertainment Corp.*                447           4,470
  Travelocity.com                                 217           3,079
  Trendwest Resorts Inc.*                          54             898
  Triarc Companies Inc.*                          202           4,974
  Tuesday Morning Corp.*                          147           1,148
  Tweeter Home Entertainment
     Group, Inc.*                                 229           8,316
  U.S. Industries, Inc.*                        1,194          11,865
  U.S. Interactive, Inc.*                         252             638
  Ultimate Electronics, Inc.*                     122           5,017
  United Auto Group, Inc.                          83             685
  United Rentals Inc.                             491          11,845
  United Stationers Inc.                          475          12,766
  United Television, Inc.*                         58           8,526
  Uproar Inc.                                      36             135
  URS Corp.*                                      188           2,491
  Vail Resorts, Inc.                              221           4,475
  Value City Department Stores, Inc.              225           1,856
  Value Line, Inc.*                                28             982
  ValueVision International, Inc.*                563          14,145
  VASCO Data Security
     International, Inc.*                         170           2,709
  Venator Group Inc.*                           2,013          24,911
  Ventro Corporation*                             319           3,509
  Vicinity Corporation*                           102           1,122
  Volt Information Sciences, Inc.*                118           2,537
  Wackenhut Corporation                           133           1,978
  WatchGuard Technologies Inc.                    161           9,660
  Webvan Group Inc                                  1               1
  Wesco International, Inc.*                      287           2,296
  Whitehall Jewellers Inc.                        199           1,580
  Whole Foods Market, Inc.*                       384          20,616
  Wild Oats Markets, Inc.                         280           3,290
  Wiley (John) & Sons, Inc.*                      678          15,552
  Wilsons The Leather Experts Inc.*               144           2,601
  Wink Communications Inc.                        315           3,780
  Women.com Networks Inc.                         246             673
  World Wrestling Federation
     Entertainment Inc.                           168  $        2,552
  WorldGate Communications, Inc.*                 182           3,822
  WorldPages.com Inc.*                            524           2,227
  X-ceed, Inc.*                                   213             533

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER SERVICES - 13.59% (CONTINUED)
  XM Satellite Radio Holdings Inc.                177           7,622
  Young Broadcasting Inc.*                        142           4,464
  Zale Corporation*                               515          16,705
  Ziff-Davis Inc.*                                462           3,754
  Zomax, Incorporated*                            412           2,884
  Z-Tel Technologies Inc.*                         92             667
                                                       --------------
                                                            2,158,586
                                                       --------------
DIVERSIFIED - .03%
  Terremark Worldwide Inc.*                     1,815           4,628
                                                       --------------
                                                                4,628
                                                       --------------
ENERGY - 3.24%
  Arch Coal Inc.                                  244           2,440
  Atwood Oceanics, Inc.*                          129           5,378
  Barrett Resources Corporation*                  419          15,843
  Basin Exploration, Inc.*                        199           3,881
  Belco Oil & Gas Corp.*                          223           1,979
  Berry Petroleum Company                         276           4,985
  Cabot Oil & Gas Corporaiton                     335           6,826
  Cal Dive International Inc.*                    175          10,008
  Callon Petroleum Co.*                            87           1,376
  Carbo Ceramics Inc.                              71           1,886
  Chesapeake Energy Corporation*                1,370           9,847
  Clayton Williams Energy, Inc.*                   64           2,592
  Comstock Resources, Inc.*                       283           3,219
  Consol Energy Inc.                              370           5,943
  Cross Timbers Oil Company                     1,009          19,360
  Denbury Resources Inc.*                         237           1,659
  Dril-Quip, Inc*                                 135           5,383
  EEX Corporation*                                423           2,062
  Evergreen Resources, Inc.*                      185           6,429
  Forcenergy, Inc*                                191           4,990
  Forest Oil Corporation*                         477           7,721
  Friede Goldman Halter, Inc.*                    405           2,860
  Frontier Oil Corporation*                       402           2,965
  Grey Wolf, Inc.*                              2,610          15,008
  Horizon Offshore Inc.                           130           2,291
  Houston Exploration Company                     125           3,156
  HS Resources, Inc.*                             246           8,272
  Input/Output, Inc.*                             562           5,409
  Key Energy Group, Inc.*                       1,253          12,295
  Key Production Co., Inc.*                       140           3,089
  Lone Star Technologies, Inc.                    348          16,060
  Louis Dreyfus Natural Gas Corporation           287          11,372
  Maverick Tube Corp.*                            261  $        7,031
  McMoRan Exploration Co.*                        231           2,680
  Meridian Resource Corporation                   225           1,547
  Midcoast Energy Resources, Inc.                 161           3,311
  Mitchell Energy & Development Corp.*            298          13,894
  Newpark Resources, Inc.                       1,011           9,352
                                               SHARES           VALUE

                                                     ----------------
ENERGY - 3.24% (CONTINUED)
  Nuevo Energy Co.*                               223           4,098
  Oceaneering International, Inc.                 305           5,071
  Offshore Logistics, Inc.*                       308           5,506
  Parker Drilling Co.*                            957           6,699
  Patina Oil & Gas Corporation*                   163           3,260
  Patterson Energy Inc.*                          479          16,466
  Penn Virginia Corp.*                            101           2,626
  Pennaco Energy, Inc.                            225           3,909
  Pennzoil-Quaker State Company                 1,146          12,033
  Pioneer National Resources Company            1,456          20,654
  Plains Resources Inc.*                          234           4,417
  Pogo Producing Co.                              590          14,971
  Prima Energy Corp.*                              86           4,580
  Prize Energy Corporation*                        40             755
  Pure Resources, Inc.*                           731          15,488
  RPC, Inc.                                       193           2,268
  Seacor Smit, Inc.*                              246          11,470
  Seitel, Inc.*                                   267           3,838
  SEMCO Energy, Inc.                              262           4,028
  Spinnaker Exploration Company*                  109           3,801
  St. Mary Land & Exploration Company*            408           9,410
  Stone Energy Corp.*                             242          13,310
  Superior Energy Services, Inc.                  648           6,804
  Swift Energy Co.*                               279          11,596
  Syntroleum Corporation*                         399           8,130
  Tesoro Petroleum Corporation*                   463           4,601
  Tom Brown Inc.*                                 402           9,849
  TransMontaigne Inc.*                            384           1,896
  Trico Marine Services, Inc.*                    327           5,191
  Unit Corporation*                               466           6,874
  Universal Compression Holdings, Inc.            102           3,156
  UTI Energy Corporation*                         205           9,148
  Veritas DGC Inc.*                               377          10,909
  Vintage Petroleum, Inc.*                        711          16,175
  Western Gas Resources, Inc.                     289           7,243
                                                       --------------
                                                              514,629
                                                       --------------
FINANCE - 16.59%
  1st Source Corporation                          169           3,549
  Acacia Research Corporation*                    210           7,324
  ADVANTA Corporation - Class A                   318           3,578
  Affiliated Mangers Group Inc.*                  327          18,619
  Alabama National BanCorporation                 122           2,638
  Alexandria Real Estate Equities Inc.            176           6,039
  Alfa Corporation                                573  $        9,992
  Alleghany Corporation*                           70          13,720
  Allied Capital Corporation                    1,013          21,020
  AMCORE Financial, Inc.                          396           7,772
  American Captial Strategies Ltd.                303           7,177
  American Financial Holdings Inc.                422           7,438
  American Industrial Properties REIT             259           3,691

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  American National Insurance Co.                 149           9,517
  AmeriCredit Corp.*                            1,107          31,895
  AmerUs Group Co                                 184           4,738
  Amli Residential Properties Trust               213           5,112
  Ampal-American Israel Corporation*              275           3,609
  Anchor BanCorp Wisconsin Inc.                   369           5,789
  Andover Bancorp, Inc.                            93           2,837
  Arch Capital Group Ltd.*                        181           2,851
  Arden Realty, Inc.                              869          23,300
  Area Bancshares Corporation                     137           3,040
  Argonaut Group, Inc.                            256           4,480
  Astoria Financial Corporation                   674          26,033
  Baldwin & Lyons, Inc.                           171           3,313
  BancFirst Corp.                                  59           1,881
  BancorpSouth, Inc.                            1,238          17,796
  Bank of Granite Corporation                     167           3,831
  Bank United Corp.                               474          24,026
  BankAtlantic Bancorp - Class A                  335           1,403
  BARRA, Inc.*                                    163          10,116
  Bay View Capital Corporation                    412           4,429
  Bedford Property Investors, Inc.                272           5,525
  Berkley (W. R.) Corp.                           254           8,779
  Blackrock, Inc.*                                263           8,416
  Blanch (E.W.) Holdings, Inc.                    195           4,046
  BOK Financial Corp.*                            153           2,831
  Boykin Lodging Co.                              250           2,594
  Brandywine Realty Trust                         496          10,044
  BRE Properties, Inc.                            654          20,928
  Brenton Banks, Inc.                             208           2,509
  Brookline Bancorp Inc.                          189           2,162
  Brown & Brown, Inc.                             314           9,989
  BSB Bancorp, Inc.                               135           3,021
  BT Financial Corp.                              243           4,496
  Burnham Pacific Properties, Inc.                472           2,862
  Cabot Industrial Trust                          593          11,823
  Cadiz Inc.*                                     516           5,160
  Camden Property Trust                           558          17,298
  Capital Automotive REIT                         302           3,926
  Capital City Bank Group Inc.                     60           1,174
  Capitol Federal Financial                       515           7,532
  Capstead Mortgage Corporation                   256           2,304
  Cash America International, Inc.                377           2,757
  Catellus Development Corporation*             1,562          27,335
  Cathay Bancorp, Inc.                            132  $        6,435
  CB Richard Ellis Services, Inc.*                298           3,651
  CBL & Associates Properties, Inc.               363           9,098
  Centerpoint Properties Trust                    303          13,957
  Century Business Services Inc.*               1,084           1,423
  Century South Banks, Inc.                       163           2,995
                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  Charter Municipal Mortgage Acceptance
     Company                                      300           4,152
  Chateau Communities, Inc.                       313           8,392
  Chelsea GCA Realty, Inc.                        233           8,184
  Chemical Financial Corporation                  205           4,818
  Chittenden Corp.                                416          10,686
  Citizens Banking Corp.                          696          16,008
  City Bank                                       136           2,346
  CNA Surety Corporation                          241           2,772
  Colonial BancGroup, Inc. (The)                1,407          14,598
  Colonial Properties Trust                       320           8,220
  Commerce Bancorp Inc                            447          26,010
  Commerce Group Inc                              366          10,591
  Commercial Federal Corporation                  825          15,778
  Commercial Net Lease Realty, Inc                443           4,596
  Community First Bankshares, Inc.                737          12,944
  CompuCredit Corporation*                        179          10,041
  Cornerstone Realty Income Trust Inc.            571           6,067
  CORUS Bankshares, Inc.                          135           4,871
  Cousins Properties Inc.                         381          16,407
  CPB Inc.                                        120           3,240
  Crawford & Company                              516           6,289
  Credit Acceptance Corporation*                  247           1,559
  Creditrust Corp*                                 71               4
  Crestline Capital Corporation*                  217           4,354
  Cullen/Frost Bankers, Inc.                      765          24,863
  CVB Financial Corp.                             253           4,254
  Dain Rauscher Corporation                       187          17,391
  Data Broadcasting Corp.*                      1,009           3,216
  Delphi Financial Group, Inc.*                   217           8,789
  Developers Diversified Realty Corp.             853          10,982
  Dime Community Bancorp, Inc                     184           4,554
  DLJdirect*                                      233           1,602
  Doral Financial Corporation                     462           7,479
  Downey Financial Corp.                          310          12,245
  East West Bancorp Inc.                          328           6,417
  EastGroup Properties Inc                        228           5,073
  Eaton Vance Corp.                               434          22,134
  E-Loan Inc.*                                    137             574
  Enhance Financial Services Group Inc.           396           5,148
  Entertainment Properties Trust                  219           2,327
  Equity Inns, Inc.                               536           3,551
  Essex Property Trust, Inc.                      264          14,619
  F & M National Corp.                            363           8,871
  F&M Bancorp                                     155  $        3,071
  F.N.B. Corp.                                    320           6,840
  Fair, Isaac and Co., Inc.                       166           7,086
  Fairfield Communities, Inc.*                    600           6,075
  Farmers Capital Bank Corp.                       92           3,306
  FBL Financial Group, Inc.                       173           2,811

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  Federal Realty Investment Trust                 575          10,997
  FelCor Lodging Trust, Inc.                      689          15,933
  Fidelity National Financial, Inc.               778          19,256
  Financial Federal Corp.*                        157           3,797
  FINOVA Group Inc.                               896           6,496
  First American Financial Corp. (The)            802          16,742
  First Busey Corp.                               132           2,442
  First Charter Corporation                       458           6,612
  First Citizens BancShares, Inc.                  87           6,226
  First Commonwealth Financial
     Corporation                                  849           8,225
  First Federal Capital Corporation               217           2,672
  First Financial Bancorp                         516           8,127
  First Financial Bankshares, Inc.                145           4,649
  First Financial Corp.                            98           2,989
  First Financial Holdings, Inc.                  195           2,986
  First Indiana Corporation                       136           3,545
  First Industrial Realty Trust, Inc.             566          17,405
  First Merchants Corporation                     170           3,761
  First Midwest Bancorp, Inc.                     601          16,002
  First Niagara Financial Group, Inc.             179           1,656
  First Sentinel Bancorp                          527           5,023
  First Washington Realty Trust, Inc.             118           2,994
  FirstBank Puerto Rico                           310           7,576
  FirstFed Financial Corp.*                       251           5,773
  Forest City Enterprises, Inc.                   231           8,316
  Franchise Finance Corporation of
     America                                      823          18,518
  Fremont General Corp.                           849           2,918
  Friedman, Billings, Ramsey Group Inc.*          348           3,241
  Frontier Financial Corporation                  214           4,026
  Fulton Financial Corporation                  1,043          20,664
  Gabelli Asset Management, Inc.*                  80           2,400
  Gables Residential Trust                        354           9,624
  Gallagher (Arthur J.) & Company                 544          32,164
  GBC Bancorp                                     156           5,314
  Glenborough Realty Trust Inc.                   428           7,704
  Glimcher Realty Trust                           347           5,183
  GlobalNet Financial.com, Inc.*                  317           2,001
  Gold Banc Corporation, Inc.*                    431           2,209
  Great Lakes REIT Inc.*                          239           4,153
  Greater Bay Bancorp                             260          18,054
  Hancock Holding Company*                        133           4,115
  Harbor Florida Bancorp, Inc.                    334           4,029
  Harleysville Group Inc.                         192           3,651
  Harleysville National Corp.                     115           3,472
  Harris Financial, Inc.                          119  $          922
  HCC Insurance Holdings, Inc.*                   600          12,188
  Health Care Property Investors, Inc.            707          20,945
  Health Care REIT, Inc.*                         417           7,402
  Healthcare Realty Trust Inc.                    586          12,379
  Highwoods Properties, Inc.                      870          20,554
                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  Hilb, Rogal & Hamilton Co.                      191           7,962
  Home Properties of New York, Inc.               294           8,783
  Horace Mann Educators Corporation*              597           9,776
  Hospitality Properties Trust*                   739          17,274
  HRP Properties Trust                          1,929          13,503
  HSB Group, Inc.*                                424          17,013
  Hudson United Bancorp                           741          20,470
  Imperial Bancorp*                               545          10,423
  Independence Community Bank
     Corporation                                  978          13,692
  Independent Bank Corp.*                         175           2,100
  IndyMac Mortgage Holdings Inc.*                 990          20,357
  Innkeepers USA Trust*                           507           5,197
  Insignia Financial Group, Inc.*                 263           2,696
  Insurance Auto Auctions, Inc.*                  123           1,991
  Integra Bank Corporation*                       255           5,658
  International Bancshares Corp.*                 228           6,983
  Investment Technology Group, Inc.*              402          16,055
  Investors Financial Services Corp.*             426          26,891
  IRT Property Company*                           465           4,069
  Irwin Financial Corporation                     154           2,522
  JDN Realty Corp.*                               494           5,588
  Jefferies Group, Inc.                           357           9,594
  John Nuveen Company*                             98           4,741
  Jones Lang LaSalle Inc.*                        442           5,746
  JP Realty, Inc.*                                179           3,233
  Kansas City Life Insurance Co.                  100           3,300
  Keystone Financial, Inc.*                       713          15,508
  Kilroy Realty Corporation*                      383          10,221
  Koger Equity, Inc.*                             388           6,596
  LaBranche & Company Inc.                        540          18,023
  LandAmerica Financial Group, Inc*               144           4,113
  LaSalle Hotel Properties*                       156           2,360
  Leucadia National Corp.*                        553          14,793
  Lexington Corporate Properties, Inc.            250           2,813
  Liberty Corp. (The)                             228           7,895
  Liberty Financial Companies, Inc.*              200           4,700
  LNR Property Corporation*                       325           7,191
  Macerich Co. (The)*                             459           9,754
  MAF Bancorp, Inc.                               345           8,582
  Manufactured Home Communities, Inc.*            268           6,700
  Markel Corporation*                              83          12,595
  Medallion Financial Corp.                       163           2,740
  Medical Assurance Inc.*                         273           3,344
  Meditrust Corporation*                        2,084           6,122
  Merchants New York Bancorp, Inc.*               277  $        5,696
  Mercury General Corp.                           390          11,042
  Metris Companies Inc.*                          850          33,575
  Mid-America Apartment Communities
     Inc.*                                        258           6,176
  Mid-America Bancorp                             124           3,240
  Mid-State Bancshares                            164           5,125

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  Mississippi Valley Bancshares, Inc.              91           2,349
  Morgan Keegan, Inc.                             322           5,635
  National Discount Brokers Group Inc.            158           4,888
  National Golf Properties, Inc.                  196           4,043
  National Health Investors Inc.*                 356           2,403
  National Penn Bancshares, Inc.                  258           4,962
  National Western Life Insurance Co.*             29           2,117
  Nationwide Health Properties, Inc.*             675          10,758
  NBT Bancorp Inc.*                               264           3,168
  Net.Bank Inc.*                                  355           4,193
  New Plan Excel Realty Trust*                  1,281          17,534
  NextCard Inc.*                                  409           3,719
  Northwest Bancorp, Inc.                         211           1,767
  OceanFirst Financial Corporation*               175           3,631
  Ocwen Financial Corporation*                    476           2,797
  Ohio Casualty Corporation                       878           5,570
  Old Kent Financial Corp.                          4             116
  Omega Financial Corp.                           128           3,872
  Oriental Financial Group Inc.*                  166           2,573
  Pacific Capital Bancorp                         359           9,603
  Pacific Gulf Properties Inc.                    269           7,196
  Pacific Northwest Bancorp*                      201           2,600
  Pan Pacific Retail Properties Inc.*             129           2,580
  Park National Corp.*                            123          11,808
  Parkway Properties, Inc.                        144           4,392
  Pennsylvania Real Estate Investment
     Trust                                        179           3,121
  People's Bank                                   403           8,488
  PFF Bancorp, Inc.*                              192           4,176
  Philadelphia Consolidated Holding
     Corp.                                         92           1,921
  Phoenix Investment Partners, Ltd.*              647          10,029
  PICO Holdings, Inc.*                            194           2,534
  Pioneer Group, Inc. (The)*                      342          15,037
  PMA Capital Corporation*                        248           4,464
  Premier National Bancorp Inc.                   231           4,678
  Prentiss Properties Trust                       527          13,768
  Presidential Life Corporation*                  300           4,481
  Prime Group Realty Trust                        139           2,189
  Prison Realty Trust, Inc.*                    1,731           2,056
  Provident Bankshares Corporation                367           6,147
  Provident Financial Group, Inc.*                320           9,400
  PS Business Parks Inc*                          342           9,320
  Queens County Bancorp Inc.*                     241           6,959
  R&G Financial Corporation                       148           1,425
  Raymond James Financial, Inc.                   574          18,906
  Realty Income Corp.                             390  $        9,092
  Reckson Associates Realty Corporation*          597          15,224
  Regency Realty Corp.*                           451          10,345
  Reliance Group Holdings, Inc.                   957             194
  Republic Bancorp Inc.                           661           6,280
  Republic Security Financial
     Corporation*                                 712           3,516
                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  RFS Hotel Investors Inc.*                       358           4,520
  Richmond County Financial Corporation           448          10,836
  Riggs National Corp.*                           279           3,418
  RLI Corp.                                       115           4,435
  Roslyn Bancorp, Inc.                            974          21,793
  S&T Bancorp, Inc.*                              394           7,486
  Sandy Spring Bancorp Inc.*                      140           3,500
  Santander BanCorp*                              121           1,997
  Saul Centers, Inc.*                             158           2,518
  SCPIE Holdings Inc.                             137           2,757
  Seacoast Financial Services
     Corporation*                                 372           4,092
  Security Capital Group Inc.*                    446           8,446
  Selective Insurance Group, Inc.*                383           6,846
  Senior Housing Properties Trust*                190           1,769
  Shoreline Financial Corp.                         7              98
  Shurgard Storage Centers, Inc.*                 426           9,612
  Silicon Valley Bancshares*                      587          34,158
  Sky Financial Group Inc.                      1,130          20,058
  SL Green Realty Corporation                     316           8,868
  Smith (Charles E.) Residential
     Realty, Inc.*                                306          13,885
  Southwest Bancorporation of
     Texas, Inc.                                  413          13,500
  Southwest Securities Group, Inc.                232           6,786
  Sovran Self Storage, Inc.*                      177           3,629
  StanCorp Financial Group*                       463          19,793
  State Auto Financial Corp.                      176           2,310
  Staten Island Bancorp Inc.*                     537          10,740
  Sterling Bancshares, Inc.*                      381           5,810
  Stewart Information Services Corp.*             150           2,306
  Storage USA, Inc.*                              404          12,322
  Student Loan Corp.                               58           2,831
  Summit Properties Inc.                          363           8,735
  Sun Communities, Inc.*                          255           8,064
  Susquehanna Bancshares, Inc.*                   574           8,754
  Tanger Factory Outlet Centers, Inc.*             76           1,672
  Taubman Centers, Inc.*                          498           5,758
  Texas Regional Bancshares, Inc.*                212           6,016
  The Midland Company*                             63           1,670
  The Mills Corporation                           226           4,280
  The South Financial Group, Inc.                 629           7,941
  Town & Country Trust (The)*                     232           4,176
  Trammell Crow Company*                          357           5,355
  Trenwick Group Ltd                              238           4,522
  Triad Guaranty Inc.*                            194           5,772
  Trust Company of New Jersey                     237           3,970
  TrustCo Bank Corp N Y                           782  $        9,628
  Trustmark Corp.                                 898          17,511
  Tucker Anthony Sutro*                           240           6,090
  U.S.B. Holding Co., Inc.*                       137           1,824
  UCBH Holdings, Inc.                             136           4,871
  UICI                                            546           3,822

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCE - 16.59% (CONTINUED)
  UMB Financial Corp.                             234           8,717
  United Bankshares, Inc.                         505           9,911
  United Community Financial Corp.                441           2,894
  United Dominion Realty Trust, Inc.            1,508          16,400
  United National Bancorp*                        232           4,118
  Urban Shopping Centers Inc.*                    149           7,078
  Vencor, Inc.*                                   879           4,395
  W Holding Company Inc.*                         404           4,116
  Washington Federal, Inc.                        799          18,177
  Washington Real Estate Investment
     Trust*                                       522          10,473
  Webb (Del) Corp.*                               239           6,632
  Webster Financial Corporation*                  623          16,782
  Weingarten Realty Investors*                    391          15,933
  Wesbanco, Inc.*                                 281           6,024
  Westamerica Bancorporation*                     530          17,722
  Westcorp Inc.*                                  121           1,815
  Western Properties Trust                        252           3,103
  Westfield America Inc.                          422           5,803
  WFS Financial Inc.                              132           2,236
  Whitney Holding Corporation*                    330          11,983
  Wit Soundview Group Inc.*                     1,051           9,459
  Wyndham International Inc. - Class A*         2,199           3,986
  Zenith National Insurance Corporation           135           2,953
                                                       --------------
                                                            2,636,663
                                                       --------------
HEALTH CARE - 11.50%
  ABIOMED, Inc.*                                  107           7,289
  Accredo Health Inc.*                            141           6,891
  Aclara BioSciences, Inc.*                       132           4,010
  Acuson Corporation*                             303           6,893
  ADAC Laboratories*                              300           6,244
  Advance ParadigM, Inc.*                         275          11,602
  Advanced Tissue Sciences, Inc.*                 875           6,508
  Albany Molecular Research Inc.*                 244          13,710
  Alexion Pharmaceuticals, Inc.*                  184          20,976
  Alliance Pharmaceutical Corporation*            688          10,492
  Allos Therapeutics Inc.*                         73             662
  Allscripts Inc.*                                264           3,729
  ALPHARMA INC.                                   314          19,193
  AmeriPath Inc.*                                 315           4,568
  Amylin Pharmaceuticals Inc.*                    817           8,783
  Anesta Corp.*                                   178           4,094
  Antigenics Inc.*                                 54             797
  Aphton Corporation*                             198           5,693
  Apria Healthcare Group Inc.*                    576  $        8,028
  Aradigm Corporation*                            254           5,826
  ARIAD Pharmaceuticals, Inc.*                    338           4,246
  Arrow International, Inc.                       166           6,038
  ArthroCare Corp.*                               286           5,559
  Aspect Medical Systems Inc.*                     50             619
  ATS Medical, Inc.*                              278           4,187
                                               SHARES           VALUE

                                                     ----------------
HEALTH CARE - 11.50% (CONTINUED)
  Aurora Biosciences Corporation*                 287          19,516
  AVANT Immunotherapeutics Inc*                   654           7,071
  Avigen, Inc*                                    211           8,387
  Aviron*                                         250          14,578
  Bacou USA, Inc.*                                 69           1,790
  Barr Laboratories, Inc.*                        393          26,061
  Bergen Brunswig Corp.                         1,966          22,978
  Beverly Enterprises, Inc.*                    1,481           8,793
  Bindley Western Industries, Inc.                366          11,712
  BioCryst Pharmaceuticals, Inc.*                 186           3,871
  Biomatrix, Inc.*                                215           3,763
  Biopure Corporation*                            196           3,540
  Bio-Rad Laboratories, Inc.*                     118           2,656
  Biosite Diagnostics Inc*                        200           7,975
  Bio-Technology General Corporation*             792           9,059
  Bone Care International, Inc.*                  100           2,075
  CardioDynamics International
     Corporation*                                 410           2,140
  Caremark Rx Inc.*                             2,920          32,850
  Cell Genesys, Inc.*                             490          14,700
  Cell Pathways Inc.*                             309           2,511
  Cell Therapeutics Inc.*                         354          23,607
  Celsion Corporation*                            711           1,733
  Cerus Corporation*                              130           7,215
  ChromaVision Medical Systems Inc.*              207           1,967
  Closure Medical Corporation*                     92           2,317
  Coherent, Inc.*                                 359          24,412
  Collateral Therapeutics Inc.*                   106           3,067
  Columbia Laboratories, Inc.*                    336           1,953
  CONMED Corp.*                                   210           2,874
  Connective Therapeutics, Inc.*                  398           9,602
  Cooper Companies, Inc. (The)                    206           7,287
  Corixa Corporation*                             276          13,869
  CorVel Corp.*                                    88           2,448
  Coulter Pharmaceutical Inc.*                    249           7,190
  Covance Inc*                                    836           6,845
  Coventry Health Care, Inc.*                     856          12,947
  CryoLife, Inc.*                                 155           5,377
  Cubist Pharmaceuticals, Inc*                    389          20,252
  CuraGen Corporation*                            361          19,235
  CV Therapeutics, Inc*                           223          17,345
  Cyber-Care Inc.*                                659           4,191
  Cyberonics, Inc.*                               230           4,931
  CyberOptics Corporation*                         98           1,795
  Cygnus, Inc.*                                   335  $        3,685
  Cytogen Corporation*                          1,048           6,616
  Datascope Corp.                                 177           5,930
  Diagnostic Products Corporation                 164           8,795
  Diametrics Medical, Inc.*                       356           2,859
  Digene Corp.*                                   153           5,508
  Diversa Corporation*                            111           2,997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
HEALTH CARE - 11.50% (CONTINUED)
  Dura Pharmaceuticals, Inc.*                     648          22,923
  DUSA Pharmaceuticals, Inc.*                     198           6,101
  DVI, Inc.*                                      142           2,760
  Eclipsys Corporation*                           536           8,576
  Edwards Lifesciences Corporation*               852          18,584
  Emisphere Technologies, Inc.*                   208           6,227
  Endocare, Inc.*                                 146           2,884
  EntreMed, Inc.*                                 207           5,770
  Enzo Biochem, Inc.*                             326          15,811
  Enzon, Inc.*                                    593          39,119
  Exelixis Inc.*                                  131           4,110
  Fisher Scientific International Inc.*           586          19,778
  Foundation Health Systems Inc -
     Class A*                                   1,512          25,137
  GelTex Pharmaceuticals, Inc.*                   228          10,673
  Gene Logic Inc.*                                372           8,556
  Genome Therapeutics Corp.*                      301           6,189
  Genomic Solutions Inc.*                          17             292
  Genta Inc.*                                     170           1,626
  Gentiva Health Services, Inc.*                  250           3,188
  Genzyme Transgenics Corp.*                      271           9,553
  Geron Corp.*                                    313           8,881
  Gliatech Inc.*                                  140             875
  Guilford Pharmaceuticals Inc.*                  342           7,887
  Haemonetics Corp.*                              378           9,639
  HEICO Corp.*                                    116           1,508
  Hooper Holmes, Inc.                             961           9,139
  Humana Inc.                                   2,317          24,908
  Hyseq Inc.*                                     143           5,228
  IDEXX Laboratories, Inc.*                       518          13,857
  IDX Systems Corp.*                              222           3,580
  IGEN International Inc.*                        139           2,797
  ILEX Oncology Inc.*                             318           9,580
  Imatron Inc.*                                 1,327           3,069
  Immune Response Corporation (The)*              344           2,365
  ImmunoGen, Inc.*                                483          16,513
  Immunomedics, Inc.*                             439           9,192
  IMPATH Inc.*                                    254          16,034
  INAMED Corporation*                             188           5,288
  Inhale Therapeutic Systems*                     470          26,496
  InterMune Pharmaceuticals Inc.                   99           5,371
  IntraBiotics Pharmaceuticals Inc.*              110           1,788
  Invacare Corp.*                                 347          11,147
  Invitrogen Corporation                          123           8,748
  Isis Pharmaceuticals, Inc.*                     518  $        5,957
  i-STAT Corp.*                                   235           5,317
  Kos Pharmaceuticals Inc.*                       134           2,647
  K-V Pharmaceutical Company*                     259           8,936
  Laboratory Corporation of America
     Holdings*                                     96          11,496
  Lexicon Genetics, Inc.                          145           4,586
  Lifepoint Hospitals, Inc.*                      457          16,224
                                               SHARES           VALUE

                                                     ----------------
HEALTH CARE - 11.50% (CONTINUED)
  Ligand Pharmaceuticals Inc.*                    760           9,738
  Lincare Holdings Inc.                           597          17,126
  Luminex Corporation*                             67           2,546
  Lynx Therapeutics Inc.                          144           4,509
  Manor Care, Inc.                              1,175          18,433
  Martek Biosciences Corp.*                       255           4,973
  Matrix Pharmaceutical, Inc.*                    336           5,229
  Maxim Pharmaceuticals, Inc.*                    293          17,800
  Maxygen Inc.*                                   108           5,603
  MedQuist, Inc.                                  195           3,937
  Mentor Corporation*                             320           5,040
  MGI Pharma, Inc.*                               239           7,170
  Mid Atlantic Medical Services, Inc.             648           9,801
  Miravant Medical Technologies                   203           4,415
  Molecular Devices Corp.*                        164          16,113
  Myriad Genetics, Inc.*                          268          23,149
  Nabi*                                           491           3,437
  Nanogen Inc.*                                   209           4,049
  NeoRx Corp.*                                    287           7,032
  Neose Technologies, Inc.*                       158           7,643
  Neurocrine Biosciences, Inc.                    294          13,230
  Neurogen Corp.*                                 181           5,634
  Noven Pharmaceuticals, Inc.*                    276          11,799
  Novoste Corp.*                                  207           8,798
  NPS Pharmaceuticals, Inc.                       282          15,951
  Ocular Sciences Inc.*                           232           2,784
  Omnicare, Inc.                                1,347          21,720
  ORATEC Interventions Inc.*                       64             784
  Orchid Biosciences Inc.*                         87           2,958
  Organogenesis Inc.*                             495           7,277
  Orthodontic Centers of America, Inc.            595          19,821
  OSI Pharmaceuticals, Inc.*                      341          23,870
  Owens & Minor, Inc.                             480           7,560
  Packard BioScience Company*                     176           3,432
  Paradigm Genetics, Inc.*                         72           1,719
  PAREXEL International Corp.                     369           3,137
  Per-Se Technologies Inc.*                       436           5,532
  Pharmaceutical Product
     Development, Inc.*                           270           7,172
  Pharmacopeia, Inc.*                             265           6,758
  Pharmacyclics, Inc.*                            233          11,563
  PolyMedica Corporation                          150           6,431
  Praecis Pharmaceuticals Inc.*                   116           4,930
  Priority Healthcare Corporation-
     Class B*                                     163          12,429
  Province Healthcare Company*                    441  $       17,612
  PSS World Medical Inc.*                       1,038           3,763
  Quorum Health Group, Inc.                     1,033          13,429
  Regeneron Pharmaceuticals, Inc.                 262           8,548
  RehabCare Group, Inc.*                          184           7,820
  Renal Care Group Inc.*                          660          12,293
  Res-Care, Inc.*                                 283           1,291

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
HEALTH CARE - 11.50% (CONTINUED)
  ResMed Inc.*                                    435          13,594
  Respironics, Inc.*                              482           8,043
  Ribozyme Pharmaceuticals, Inc.*                 130           3,770
  RightCHOICE Managed Care, Inc.                   54           1,310
  Sangstat Medical Corporation                    230           2,947
  SciClone Pharmaceuticals, Inc.*                 444           4,829
  Sequenom, Inc.*                                  76           3,202
  Sicor Inc.                                      602           6,171
  Sonic Innovations Inc.*                          49             515
  STAAR Surgical Co.*                             172           2,978
  STERIS Corp.                                    987          11,844
  Sunrise Assisted Living, Inc.*                  274           5,942
  Sunrise Technologies
     International, Inc.*                         678           4,873
  SuperGen, Inc.*                                 372           7,138
  Syncor International Corporation*               276          10,160
  Targeted Genetics Corporation                   389           4,619
  Techniclone Corp.                             1,153           2,810
  Texas Biotechnology Corporation                 596           9,715
  Theragenics Corporation*                        382           2,483
  Thermo Cardiosystems Inc.*                      225           1,983
  Thoratec Laboratories Corporation*              218           4,796
  Titan Pharmaceuticals, Inc.*                    335          21,775
  Total Renal Care Holding Inc -
     Class A*                                   1,070           8,025
  Transkaryotic Therapies, Inc.*                  292          12,574
  Triad Hospitals Inc.*                           497          14,599
  Triangle Pharmaceuticals, Inc.*                 478           4,033
  Trimeris Inc.                                   228          15,946
  Tularik Inc.*                                   160           5,280
  United Therapeutics Corporation*                195          17,038
  US Oncology Inc.*                             1,052           4,767
  Valentis Inc.                                   424           3,498
  Vasomedical, Inc.*                              726           3,539
  VaxGen, Inc.                                    116           2,712
  Ventana Medical Systems, Inc.*                  134           3,400
  Ventiv Health, Inc.*                            227           2,866
  Vical Inc.*                                     289           7,478
  VISX Inc./DE                                    790          21,281
  Vital Signs, Inc.*                               81           2,147
  VIVUS, Inc.*                                    471           2,002
  WebMD Corp                                        1               8
  Wesley Jessen VisionCare Inc.                   132           5,074
  West Pharmaceutical Services, Inc.              152           3,534
  Zoll Medical Corporation*                       122  $        5,948
                                                       --------------
                                                            1,827,456
                                                       --------------
PUBLIC UTLITIES - 4.48%
  Adelphia Business Solutions Inc.*               397           4,690
  AGL Resources Inc.                              793          15,910
  Airgate PCS*                                    133           5,968
  Alamosa PCS Holdings Inc.*                      152           2,461
  ALLETE                                        1,081          23,917
                                               SHARES           VALUE

                                                     ----------------
PUBLIC UTLITIES - 4.48% (CONTINUED)
  American States Water Company                   130           3,933
  Atmos Energy Corp.                              462           9,529
  Avista Corporation                              688          15,480
  Azurix Corporation*                             565           2,013
  Black Hills Corp.                               312           8,756
  California Water Service Group                  173           4,628
  Cascade Natural Gas Corporation                 161           2,818
  Centennial Communications Corp.*                111           2,442
  CFW Communications Company                      191           5,157
  CH Energy Group, Inc.                           246           9,809
  Cleco Corporation                               328          15,334
  Commonwealth Telephone
     Enterprises, Inc.*                           153           5,642
  Conectiv Inc.                                 1,322          23,631
  CT Communications, Inc                          236           4,794
  e spire Communications Inc.*                    763           2,241
  El Paso Electric Company*                       801          11,030
  Empire District Electric Co.                    255           6,694
  Energen Corp.                                   394          11,722
  Energy East Corp.                                 2              53
  EnergyNorth, Inc.                                48           2,913
  E'town Corp.                                    128           8,560
  General Communication, Inc.*                    610           4,365
  GoAmerica Inc.*                                 144           1,274
  Hawaiian Electric Industries, Inc.*             473          16,496
  Hickory Tech Corp.*                             201           4,472
  ICG Communications Inc.*                        710             311
  IdaCorp Inc.                                    550          25,438
  Illuminet Holdings, Inc.*                       305           8,464
  IMPSAT Fiber Networks, Inc.*                    173           1,903
  Intermedia Communications Inc.*                 718          21,181
  ITC/\DeltaCom Inc.*                             737           8,476
  Kansas City Power & Light Co.                   905          24,152
  Laclede Gas Company                             276           5,969
  LCC International, Inc.*                        151           2,190
  Lightbridge, Inc.*                              248           2,883
  Madison Gas & Electric Co.*                     236           5,369
  MDU Resources Group, Inc.*                      894          26,589
  Metrocall, Inc.*                              1,088           3,264
  Mpower Communications Corporation*              694           6,051
  NEON Communications Inc.*                        77           2,685
  New Jersey Resources Corporation                258          10,481
  Northwest Natural Gas Company                   368  $        8,372
  Northwestern Corporation*                       337           6,572
  NUI Corporation*                                189           5,705
  OGE Energy Corporation                        1,138          24,254
  ONEOK, Inc.*                                    426          16,934
  Otter Tail Power Company                        348           8,048
  Peoples Energy Corp.                            516          17,222
  Philadelphia Suburban Corp.                     502          11,640
  Piedmont Natural Gas Co., Inc.                  454          13,904

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
PUBLIC UTLITIES - 4.48% (CONTINUED)
  Primus Telecommunications Group Inc.*           366           3,477
  Public Service Co. of New Mexico                510          13,196
  RGS Energy Group, Inc                           518          14,601
  Rural Cellular Corp.                            140           9,538
  Sierra Pacific Resources*                     1,146          20,628
  SJW Corp.                                        29           3,444
  South Jersey Industries, Inc.                   166           4,845
  Southern Union Co.*                             455           9,015
  Southwest Gas Corp.                             457           9,568
  Southwestern Energy Co.                         366           3,203
  Talk.com Inc.                                   860           3,789
  UGI Corp.*                                      397           9,627
  UIL Holding Corporation                         209          10,750
  Unisource Energy Corporation*                   446           7,303
  US LEC Corporation                              143           1,224
  Vectren Corporation                             896          18,200
  Viatel, Inc.*                                   731           7,493
  Washington Gas Light Company*                   679          18,248
  WebLink Wireless Inc. - Class A*                678           5,212
  Western Resources, Inc.                       1,003          21,690
  WPS Resources Corporation                       387          12,674
                                                       --------------
                                                              712,514
                                                       --------------
TECHNOLOGY - 18.30%
  3Dfx Interactive Inc.*                          311           1,516
  3DO Co. (The)*                                  372           2,488
  Accrue Software Inc.*                           314           3,748
  ACT Manufacturing, Inc.*                        156           8,229
  Actel Corporation*                              314          11,284
  Actuate Corporation*                            822          28,398
  ACTV, Inc.*                                     470           6,463
  Adaptive Broadband Corporation*                 547          10,667
  ADE Corporation*                                139           2,847
  Adept Technology, Inc.*                         123           6,465
  Advanced Digital Information
     Corporation*                                 751          11,406
  Advanced Energy Industries, Inc.*               164           5,412
  Advantage Learning Systems Inc.*                135           4,733
  Advent Software, Inc.*                          379          26,483
  Agency.com Ltd.*                                 87           1,300
  AirNet Communcations Corporation*                81           1,807
  Alaska Communications Systems
     Group, Inc.*                                 148             944
  Allaire Corporation*                            330  $        2,805
  Alliance Semiconductor Corporation*             382           7,592
  American Telesource International
     Inc.*                                        814           1,882
  ANADIGICS, Inc.*                                435           9,624
  Analogic Corporation                             91           3,498
  Analysts International Corporation              302           2,180
  Anaren Microwave, Inc.*                         159          21,564
  Anixter International Inc.*                     311           9,058
  AnswerThink Consulting Group Inc.*              485           7,881
  Aperian, Inc.*                                  178           1,133
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Apex Inc.*                                      628          34,619
  Applied Science & Technology, Inc.*             165           2,434
  AppliedTheory Corporation*                       98             600
  AremisSoft Corporation*                         143           5,363
  Arguss Communications Group*                    166           3,393
  Artesyn Technologies Inc*                       466          13,572
  Aspen Technology, Inc.*                         380          17,148
  Asyst Technologies, Inc.*                       437           8,849
  ATMI Inc.*                                      318           7,433
  Avant! Corporation*                             570          10,403
  Avid Technology, Inc.*                          337           4,718
  AVT Corporation*                                377           2,097
  Aware, Inc.*                                    243           9,356
  AXENT Technologies Inc.*                        420           9,056
  AXT Inc.*                                       240          10,035
  Bel Fuse, Inc.                                  124           4,774
  Bell & Howell Co.*                              217           4,747
  Benchmark Electronics, Inc.*                    238          12,376
  BindView Development Corporation*               541           4,091
  Black Box Corp.*                                279          13,008
  Blaze Software Inc.*                             46             581
  Bluestone Software Inc.*                        191           3,319
  Bottomline Technologies Inc.*                   106           3,955
  Braun Consulting Inc.*                          126           2,496
  Breakaway Solutions Inc.*                       147           1,309
  Brio Technology Inc.*                           183           1,933
  Broadbase Software Inc.*                        455           6,171
  Brooks Automation, Inc.*                        243           8,049
  Brooktrout Technology, Inc.*                    178           5,863
  BSQUARE Corporation*                            165           2,558
  Cable Design Technologies Corporation*          624          15,171
  CACI International Inc.*                        146           3,130
  Caldera Systems Inc.*                            72             295
  California Amplifier, Inc.*                     174           4,002
  Caliper Technologies Corporation*                64           3,708
  Cambridge Technology Partners Inc.*             765           3,347
  Caminus Corporation*                             64           2,544
  Carreker Corporation*                           142           2,769
  C-bridge Internet Solutions Inc.*                59           1,106
  CCC Information Services Group Inc.*            325           2,620
  C-Cube Microsystems Inc.*                       593  $       12,157
  Celeritek, Inc.*                                136           5,126
  Centillium Communications Inc.*                  56           5,376
  Cerner Corporation*                             362          16,810
  Checkpoint Systems, Inc.*                       419           3,169
  Chordiant Software, Inc.*                        66             512
  CIBER, Inc.*                                    672           5,544
  Cirrus Logic, Inc.*                             811          32,693
  Clarent Corporation*                            281          11,064
  Clarus Corporation*                             205           4,677

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Click2Learn.com Inc.*                           134           1,968
  Cobalt Networks Inc.*                           407          23,555
  Cognizant Technology Solutions
     Corporation*                                  88           3,432
  Com21 Inc.*                                     319           4,307
  Complete Business Solutions Inc.*               378           5,103
  Computer Horizons Corp.*                        462           3,147
  Computer Network Technology
     Corporation*                                 350          12,031
  Concord Communications Inc.*                    238           6,307
  Concurrent Computer Corporation*                759          14,421
  Cope Inc.*                                       23             896
  Corsair Communications Inc.*                    258           2,016
  Crossroads Systems Inc.*                        131           1,114
  CTC Communications Group Inc.*                  199           4,030
  Cylink Corporation*                             319           3,330
  Cymer, Inc*                                     424          13,012
  Cysive Inc.*                                     49             328
  Daleen Technologies Inc.*                       142           2,103
  Data Return Corporation*                        182           3,686
  Datastream Systems, Inc.*                       237           3,051
  Davox Corporation*                              150           1,509
  DDi Corporation*                                165           7,301
  Deltathree.Com Inc.*                            133             482
  Deltek Systems Inc.*                            130             995
  Dendrite International, Inc.*                   442          11,851
  Digimarc Corporation*                           120           2,235
  Digital Impact Inc.*                            107             706
  Digital Island, Inc.*                           943          17,681
  Digital River Inc.*                             281           1,809
  Digitas Inc.*                                   133           2,361
  Dionex Corp.*                                   322           8,895
  Documentum, Inc.*                               231          18,754
  Dot Hill Systems Corporation*                   162           1,053
  DSET Corporation*                               138           2,846
  DSL.net Inc.*                                   400           1,225
  DSP Group, Inc.*                                386          14,427
  DuPont Photomasks, Inc.*                         70           4,113
  Elantec Semiconductor, Inc.*                    285          28,393
  Electric Lightwave Inc. Class A*                132           1,122
  Electro Scientific Industries, Inc.*            390          13,699
  Electroglas, Inc.*                              301           5,136
  eLoyalty Corporation*                           686  $        8,747
  eMachines Inc.*                                 296             305
  eMagin Corporation*                             294           3,158
  Embarcadero Technologies Inc.*                   59           3,031
  EMCORE Corporation*                             350          14,552
  e-MedSoft.com*                                  555           1,457
  EpicEdge Inc.*                                  135             371
  ePlus Inc.*                                      73           1,497
  ePresence Inc.*                                 341           2,302
  Eprise Corporation*                              62             535
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  ESS Technology, Inc.*                           381           5,453
  Exar Corp.*                                     272          32,912
  Excalibur Technologies Corp.*                   160          10,750
  Excel Technology, Inc.*                         130           4,168
  eXcelon Corporation*                            371           4,591
  Exchange Applications Inc.*                     342           1,550
  Extended Systems Inc.*                          106           5,698
  Extensity Inc.*                                  60           1,260
  F5 Networks Inc.*                               245           8,330
  FactSet Research Systems Inc.                   294          11,054
  FEI Company*                                    204           4,424
  FiberNet Telecom Group, Inc.*                   113           1,914
  FileNet Corp.*                                  497           9,039
  FirePond Inc.*                                   71           1,030
  FSI International, Inc.*                        367           5,230
  FutureLink Corporation*                         516           1,580
  Gadzoox Networks Inc.*                          136             969
  GaSonics International Corporation*             190           2,328
  General Semiconductor Inc.*                     515           6,277
  GenRad, Inc.*                                   393           4,323
  Geoworks*                                       176           1,298
  Gerber Scientific, Inc.                         286           2,467
  Glenayre Technologies, Inc.*                    939          10,212
  Globix Corporation                              243           5,665
  Go2Net, Inc.*                                   398          21,598
  Great American Financial Resources
     Inc.                                         105           1,923
  Great Plains Software Inc.                      163           4,584
  GRIC Communications Inc.*                        67             486
  Helix Technology Corp.                          330           9,859
  Hi/fn Inc.                                       99           6,744
  HNC Software Inc.                               364          29,780
  Hutchinson Technology Inc.*                     362           7,625
  Hypercom Corporation*                           185           1,919
  Hyperion Solutions Corporation*                 474          12,265
  iBasis Inc.*                                    158           2,508
  Ibis Technology Corp.                           121           4,394
  Identix Inc.*                                   332           4,034
  iGate Capital Corporation                       504           2,709
  IKON Office Solutions Inc.*                   2,183           8,596
  Imation Corporation*                            522           9,722
  Immersion Corporation*                          184  $        2,852
  IMRglobal Corporation*                          287           3,336
  InaCom Corp.                                    664              40
  InFocus Corporation*                            337          17,861
  Infogrames Inc.*                                 64             461
  Informatica Corporation*                        348          32,451
  Information Architects Corporation*             300             994
  Information International, Inc.*                199             970
  Inforte Corporation*                             29           1,019
  Inprise Corporation*                            801           4,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Integrated Circuit Systems, Inc.*               185           3,423
  Integrated Silicon Solution, Inc.*              347           4,923
  Intelect Communications Systems Ltd.          1,107           1,591
  InteliData Technologies Corporation             560           2,931
  Interact Commerce Corporation*                  206           2,253
  Interactive Intelligence Inc.*                   63           2,477
  InterDigital Communications Corp.*              774          10,836
  Intergraph Corp.*                               643           4,622
  Interlink Electronics*                          162           3,139
  Interlogix Inc.*                                124           1,645
  International FiberCom, Inc.                    382           5,587
  Inter-Tel, Inc.*                                304           3,458
  InterTrust Technologies Corporation*            891          10,748
  InterVoice-Brite Inc.*                          469           4,925
  InterWorld Corporation*                         267           1,018
  Interwoven, Inc.*                               494          55,824
  IntraNet Solutions, Inc.*                       226          11,300
  Intraware Inc.                                  208           1,554
  Intrusion.com Inc.*                             220           2,613
  Iomega Corporation*                           3,957          19,785
  ITXC Corp.*                                      89           1,302
  IXYS Corporation*                                68           1,777
  J. D. Edwards & Company*                        778          20,131
  JDA Software Group, Inc.                        306           3,902
  JNI Corporation                                  88           7,832
  Keithley Instruments, Inc.                      116           8,120
  Keynote Systems Inc.                            233           6,233
  Kronos Inc.*                                    171           5,130
  Kulicke & Soffa Industries, Inc.*               704           9,372
  Legato Systems, Inc.                          1,268          17,039
  Level 8 Systems, Inc.*                           83           1,525
  LightPath Technologies, Inc.*                   173           8,218
  Lightspan, Inc.                                 109             266
  LivePerson Inc.*                                 60             263
  Loudeye Technologies Inc.*                       65             443
  LTX Corp.                                       680          12,878
  Manhattan Associates Inc.                        63           3,859
  Manugistics Group, Inc.*                        333          32,676
  MapInfo Corporation                             200           6,247
  Marimba, Inc.*                                  208           2,542
  MatrixOne, Inc.                                  79  $        3,160
  Mattson Technology, Inc.*                       225           3,347
  Maxtor Corporation*                             926           9,723
  McAfee.com Corporation                           89           1,324
  MCK Communications Inc.*                        140           3,168
  Media 100 Inc.*                                 152           1,672
  Mediaplex, Inc.*                                173             714
  MEMC Electronic Materials, Inc.*                486           6,257
  Mentor Graphics Corporation*                    956          22,526
  Mercator Software Inc.                          359           5,946
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Mercury Computer Systems, Inc.                  298           8,288
  MetaCreations Corp.                             319           3,589
  MetaSolv Software, Inc.*                        139           5,682
  Metawave Communications                          91           1,666
  Methode Electronics, Inc.*                      520          23,043
  Metricom, Inc.                                  306           7,880
  Micron Electronics, Inc.*                       512           4,608
  MICROS Systems, Inc.*                           240           3,615
  Microsemi Corporation                           153           5,833
  MicroStrategy, Inc.*                            383          10,461
  Microvision, Inc.*                              155           5,919
  Midway Games Inc.                               428           2,996
  MIPS Technologies, Inc.*                        561          25,806
  MKS Instruments, Inc.*                           73           1,998
  MMC Networks, Inc.*                             423          53,510
  MRV Communications, Inc.*                       726          32,897
  MTI Technology Corporation                      465           1,773
  Mynd Corporation*                               520           7,020
  National Data Corporation*                      479          15,717
  Natural MicroSystems Corporation*               482          25,930
  NEON Systems Inc.*                               59             649
  Net Perceptions Inc.*                           189             892
  Netcentives Inc.*                               336           2,573
  Netegrity Inc.*                                 378          26,460
  netGuru Inc.*                                    67           1,139
  NetIQ Corporation*                              347          22,794
  NetManage, Inc.*                                773           1,643
  NetObjects Inc.*                                142             444
  Netopia Inc.*                                   193           2,123
  Netpliance Inc.*                                114             171
  NetScout Systems Inc.*                          187           4,441
  NETsilicon Inc.*                                 89           1,863
  Netsol International*                            51             771
  NetSolve, Incorporated*                          86             613
  Network Access Solutions Corp.*                 239             986
  Network Equipment Technologies, Inc.*           313           3,345
  Network Peripherals Inc.*                       226           3,842
  NetZero Inc.*                                   458             973
  New Era of Networks Inc.                        369           8,977
  NHancement Technologies Inc.*                   135           2,295
  Niku Corporation*                               121  $        2,949
  North Pittsburgh Systems, Inc.                  219           2,984
  Novadigm, Inc.*                                 175           2,710
  Nuance Communications*                           64           7,788
  Numerical Technologies Inc.*                     82           2,363
  Nx Networks Inc.                                500           3,313
  NYFIX Inc.*                                     307          13,738
  Oak Technology, Inc.*                           600          16,425
  Objective Systems Integrators, Inc.*            288           2,502
  Onyx Software Corporation*                      296           6,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Open Market, Inc.*                              519           3,260
  Optical Cable Corporation*                       53           1,280
  Opus360 Corporation*                            109             252
  Osicom Technologies, Inc.                       149           3,688
  OTG Software Inc.*                               74           3,025
  Packeteer Inc.*                                 239           9,067
  Pac-West Telecomm, Inc                          256           2,336
  Paradyne Networks Inc.*                         239           1,292
  Park Electrochemical Corp.                      137           7,621
  PAXAR Corp.*                                    576           5,148
  P-COM, Inc.                                     994           6,585
  PC-Tel, Inc.*                                   181           4,208
  PEC Solutions Inc.*                              45             290
  Pericom Semiconductor Corporation*              304          11,419
  Perot Systems Corporation - Class A*            842           9,052
  Persistence Software, Inc*                      156           1,706
  Phoenix Technologies Ltd.*                      334           5,323
  Photogen Technologies, Inc.*                    132             561
  Photon Dynamics, Inc.*                          168           6,342
  Photronics, Inc.                                295           6,435
  Pinnacle Systems, Inc.*                         631           7,099
  Pioneer-Standard Electronics, Inc.              396           5,371
  Pixelworks Inc.*                                 83           3,958
  Plantronics, Inc.*                              717          27,246
  Plexus Corp.                                    514          36,237
  PLX Technology, Inc.                            223           5,993
  Power Integrations Inc.*                        398           5,547
  Preview Systems Inc.*                            55             521
  PRI Automation, Inc.                            293           5,347
  Primus Knowledge Solutions, Inc.*               173           2,563
  Procom Technology Inc.*                          70           2,069
  Progress Software Corp.*                        493           6,717
  Project Software & Development, Inc.*           193           3,001
  Proxim, Inc.                                    368          16,376
  Puma Technology, Inc.*                          455           9,242
  QRS Corporation                                 186           2,802
  Quantum Corporation - Hard Disc Drive
     Group                                      1,234          12,263
  QuickLogic Corporation*                         282           4,653
  Quintus Corporation*                            255           2,183
  Radiant Systems, Inc.*                          238  $        5,087
  RadiSys Corp.*                                  207          10,466
  Rainbow Technologies, Inc.*                     150           5,306
  Ramp Networks Inc.*                             211             745
  Razorfish Inc. Class A                          164           1,694
  Remedy Corp.*                                   380           7,173
  Research Frontiers Inc.*                        146           2,801
  Retek Inc.*                                      95           5,035
  Robotic Vision Systems, Inc.                    502           2,996
  Rudolph Technologies Inc.*                       73           2,441
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  S3 Incorporated*                              1,314          13,551
  Saba Software, Inc.*                             56           1,568
  Saga Systems Inc.*                              425           4,463
  Sagent Technology Inc.                          225           1,702
  Sanchez Computer Associates Inc.                188           2,914
  SBA Communications Corporation*                 347          14,552
  SBS Technologies, Inc.*                         168           3,906
  Scientific Learning Corp.*                       50             272
  SCM Microsystems Inc.*                          188           7,132
  SeaChange International Inc.                    246           8,210
  Secure Computing Corp.*                         361           9,409
  Selectica, Inc.                                  60           2,393
  Semitool, Inc.                                  221           2,832
  Sensormatic Electronics Corporation*          1,031          15,465
  Sequoia Software Corporation*                    59             382
  SERENA Software, Inc.*                          223          10,272
  Silicon Graphics, Inc.*                       2,702          11,146
  Silicon Image Inc.*                             460          11,414
  Silicon Valley Group, Inc.*                     487          12,814
  SilverStream Software Inc.*                     171           5,151
  Sipex Corp.*                                    320          13,460
  SmartDisk Corporation                            99           1,423
  SmartServ Online, Inc.*                          58           2,074
  Softnet Systems, Inc.*                          411           2,453
  Software Technologies Corp.                      59           1,351
  Somera Communciations Inc.*                     426           4,047
  SonaSight Inc.*                                 136           2,542
  Sonic Foundry Inc.*                             151           1,340
  SonicWALL Inc.                                  332           9,462
  SpectraLink Corporation*                        173           1,633
  Spectra-Physics Lasers Inc.*                     51           2,732
  SpeedFam-IPEC, Inc.*                            365           4,175
  SPSS Inc.*                                      125           3,352
  Standard Microsystems Corporation               203           4,428
  Stanford Microdevices Inc.*                      59           3,157
  StarBase Corporation*                           634           3,606
  Stoneridge Inc.                                 184           1,771
  Storage Technology Corporation                1,372          18,608
  Structural Dynamics Research Corp.              526           8,613
  Superior TeleCom Inc.*                          134             804
  Supertex, Inc.*                                 112  $        5,642
  SVI Holdings, Inc.*                             199             983
  Sykes Enterprises, Inc.*                        353           1,897
  Symmetricom, Inc.*                              331           5,172
  Systems & Computer Technology Corp.*            475           8,342
  Take-Two Interactive Software, Inc.*            303           3,806
  Tanning Technology Corporation*                 179           2,461
  Technitrol, Inc.*                               171          17,271
  Technology Solutions Co.                        642           1,605
  Telaxis Communications Corporation*              59             360

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  TelCom Semiconductor, Inc.*                     237           3,525
  Teleflex Inc.*                                  557          19,147
  Telocity Delaware, Inc.*                        159             522
  Telxon Corporation*                             215           3,763
  TenFold Corporation                             194             861
  The InterCept Group Inc.                        118           2,751
  The Trizetto Group Inc.                         189           2,930
  Therma-Wave Inc.*                               159           4,571
  T-HQ Inc.*                                      279           6,487
  Three-Five Systems, Inc.*                       309           9,038
  Tollgrade Communications, Inc.*                 169          23,459
  Transaction Systems Architects, Inc.*           482           7,833
  Tricord Systems, Inc.*                          247           3,690
  Tumbleweed Communications Corp.                 125           6,375
  Tut Systems, Inc.*                              221          19,075
  U.S. Wireless Corporation*                      131           2,080
  Ulticom Inc.*                                    59           2,780
  Ultratech Stepper, Inc.*                        313           5,028
  Unify Corp.*                                    237             933
  Unigraphics Solutions Inc.*                      68           1,335
  Universal Access Inc.*                          163           1,915
  ValuClick Inc.*                                  57             367
  Varian Inc.*                                    470          20,239
  Varian Medical Systems*                         456          20,606
  Varian Semiconductor Equipment
     Associates Inc.*                             452          16,922
  Veeco Instruments Inc.*                         344          36,555
  Verity, Inc.*                                   399          14,239
  Versata, Inc.*                                   58           1,537
  Vertel Corporation*                             402           3,719
  Vertex Interactive, Inc.*                       170           3,113
  VIA Net.Works Inc.                              216           2,079
  Viador Inc.*                                    158           1,383
  viaLink Company*                                247           2,192
  Viant Corporation*                              551           3,237
  ViaSat Inc.*                                    226           5,057
  Viasystems Group, Inc.*                         638          10,846
  Vicor Corp.*                                    286          15,516
  Visual Networks Inc.*                           367           2,408
  Voyager.net Inc.                                132             796
  Vyyo Inc.*                                      104  $        3,120
  Wave Systems Corp.*                             676          11,323
  Websense Inc.*                                   59           1,405
  WebTrends Corporation*                          189           7,064
  Westell Technologies, Inc.                      257           3,309
  Western Digital Corp.                         2,037          11,967
  White Electronic Designs Corporation*           213           2,556
  World Access Inc.*                              886           4,790
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 18.30% (CONTINUED)
  Xircom, Inc.*                                   388           9,797
  Xpedior Inc.*                                   124             403
  X-Rite, Incorporated*                           246           2,153
  Xybernaut Corporation*                          452           2,684
  Zebra Technologies Corporation*                 373          17,927
  ZixIt Corporation*                              242           7,381
  Zoran Corporation*                              205           9,994
  Zygo Corporation*                               187          16,269
                                                       --------------
                                                            2,906,787
                                                       --------------
TRANSPORTATION - 1.53%
  Airborne Freight Corporation                    716           7,294
  AirTran Holdings Inc.*                          843           3,741
  Alaska Air Group, Inc.*                         361           8,664
  Alexander & Baldwin, Inc.                       608          15,808
  America West Holdings Corp.*                    514           6,264
  American Freightways Corporation*               318           5,048
  Arkansas Best Corporation*                      227           3,490
  Arnold Industries, Inc.                         297           5,012
  Atlantic Coast Airlines Inc.*                   217           6,985
  Atlas Air, Inc.*                                225           9,506
  Circle International Group Inc.*                201           6,080
  CNF, Inc.                                       709          15,775
  EGL Inc.*                                       204           6,171
  Forward Air Corporation*                        199           7,002
  Fritz Companies, Inc.*                          308           3,696
  Frontier Airlines, Inc.*                        257           4,995
  Heartland Express, Inc.                         214           3,718
  Hunt (J.B.) Transport Services, Inc.*           253           3,226
  Interpool, Inc.                                 180           2,059
  Kirby Corp.*                                    358           7,026
  Knight Transportation, Inc.                     101           1,572
  Landstar System, Inc.*                          131           5,846
  M.S. Carriers, Inc.*                            127           1,984
  Mesa Air Group, Inc.*                           494           2,702
  Mesaba Holdings, Inc.*                          179           1,924
  Midwest Express Holdings, Inc.*                 205           4,126
  Overseas Shipholding Group, Inc.                369          10,101
  Roadway Express Inc.                            181           3,247
  Rollins Truck Leasing Corp.                     695           4,387
  Ryder System, Inc.                              869          16,022
  SkyWest, Inc.*                                  314          16,095
  Swift Transportation Co., Inc.*                 628  $        8,203
  USFreightways Corp.                             389           8,825
  Werner Enterprises, Inc.                        407           4,782
  Wisconsin Central Transportation
     Corp.*                                       749           7,911
  XTRA Corporation*                               176           7,821

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TRANSPORTATION - 1.53% (CONTINUED)
  Yellow Corporation                              369           5,584
                                                       --------------
                                                              242,692
                                                       --------------
    Total Common Stocks
       (cost $14,202,816)                                  13,722,745
                                                       --------------
PREFERRED STOCK - .01%

  Prison Realty Trust 12%                       1,644
    Total Preferred Stock
       (cost $0)                                                1,644
                                                       --------------

UNIT INVESTMENT TRUST - 3.20%
  iShares Russell 2000 Index Fund*              4,824         499,949
  S&P Mid-Cap 400 Depositary Receipts              83           8,155
                                                       --------------
    Total Unit Investment Trust
       (cost $508,404)                                        508,104
                                                       --------------

                                            PRINCIPAL           VALUE

                                                   ------------------
SHORT-TERM INVESTMENTS(3) - 10.16%
VARIABLE RATE DEMAND NOTES(1) - 6.93%
  American Family (6.2352% due 12/31/31)  $   494,078  $      494,078
  Firstar Bank (6.37% due 12/31/31)           607,215         607,215
                                                       --------------
                                                            1,101,293
                                                       --------------
U.S. TREASURY BILL - 3.23%
  U.S. Treasury Bill 0.00% due 12/21/00)      513,009         513,009
                                                       --------------
    Total Short-Term Investments
       (cost $1,614,302)                                    1,614,302
                                                       --------------
TOTAL INVESTMENTS - 99.74%
   (cost $16,307,651)(2)                                   15,846,795
                                                       --------------
OTHER ASSETS AND LIABILITIES - .26%                            41,990
                                                       --------------
TOTAL NET ASSETS - 100%                                $   15,888,785
                                                       ==============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $2,113,678 and ($2,574,534), respectively.
(3) Securities and other current assets with an aggregate value of $1,582,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Russell 2000 Index (12/00)                      6       $(25,550)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 68.73%

                                                 SHARES           VALUE

                                                    -------------------
BASIC INDUSTRIES - .19%
  Sigma-Aldrich                                     417  $       13,761
  Smurfit-Stone Container Corp.*                    937          11,244
                                                         --------------
                                                                 25,005
                                                         --------------
CAPITAL GOODS - 1.23%
  Maxim Integrated Products*                      1,708         137,387
  Miller (Herman)                                   273           8,753
  PACCAR Inc.                                       385          14,269
                                                         --------------
                                                                160,409
                                                         --------------
CONSUMER NON-DURABLES - .29%
  Cintas Corporation                                881          38,379
                                                         --------------
                                                                 38,379
                                                         --------------
CONSUMER SERVICES - 5.58%
  Adelphia Communications*                          533          14,691
  Amazon.Com Inc.*                                  994          38,207
  Apollo Group*                                     311          12,401
  At Home Corp.*                                  1,249          17,642
  Bed Bath & Beyond*                              1,656          40,391
  CMGI Inc.*                                      1,296          36,207
  Comcast Class A*                                1,804          73,851
  Costco Wholesale Corp.*                         1,028          35,916
  Dollar Tree Stores*                               372          15,089
  eBay Inc.*                                        846          58,110
  Gemstar-TV Guide International Inc.*            1,850         161,296
  PanAmSat Corp.*                                   883          28,201
  Staples Inc.*                                   1,385          19,650
  Starbucks Corp.*                                1,120          44,870
  USA Networks Inc.*                              1,500          32,906
  Yahoo! Inc.*                                    1,118         101,738
                                                         --------------
                                                                731,166
                                                         --------------
HEALTH CARE - 4.08%
  Amgen*                                          2,094         146,219
  Biogen, Inc.*                                     810          49,410
  Biomet, Inc.                                    1,000          35,000
  Chiron Corp.*                                   1,115          50,175
  Genzyme Corp.*                                    463          31,571
  Immunex Corp.*                                  3,001         130,544
  MedImmune Inc.*                                   957          73,928
  PacifiCare Health Systems*                        160           5,570
  Quintiles Transnational*                          707          11,268
                                                         --------------
                                                                533,685
                                                         --------------
PUBLIC UTILITIES - 3.89%
  McLeodUSA Inc.*                                 1,998          28,596
  NEXTEL Communications*                          4,050         189,338
  Nextlink Communications*                        1,120          39,410
  VoiceStream Wireless Corporation*                 990  $      114,902
                                                 SHARES           VALUE

                                                    -------------------
PUBLIC UTILITIES - 3.89% (CONTINUED)
  WorldCom Inc.*                                  4,500         136,688
                                                         --------------
                                                                508,934
                                                         --------------
TECHNOLOGY - 53.41%
  3Com Corp.*                                       762          14,621
  Adaptec, Inc.*                                    375           7,500
  ADC Telecommunications*                         3,772         101,431
  Adobe Systems                                     513          79,643
  Altera Corp.*                                   2,462         117,561
  American Power Conversion*                      1,111          21,317
  Apple Computer*                                 1,986          51,140
  Applied Materials*                              1,800         106,763
  Applied Micro Circuits Corp.*                     605         125,273
  Atmel Corp.*                                    1,452          22,052
  BMC Software*                                     816          15,606
  BroadVision Inc.*                               1,181          30,337
  CIENA Corporation*                              1,458         179,061
  Cisco Systems*                                 10,800         596,696
  Citrix Systems*                                   944          18,939
  CNET Networks Inc.*                               368           8,964
  Compuware Corp.*                                  976           8,174
  Comverse Technology*                              694          74,952
  Concord EFS Inc.*                               1,018          36,155
  Conexant Systems*                               1,043          43,676
  Dell Computer*                                  4,143         127,656
  Echostar Communications Corp.*                    986          52,012
  Electronic Arts*                                  568          28,045
  Fiserv Inc.*                                      673          40,296
  Global Crossing*                                4,055         125,705
  I2 Technologies Inc.*                             915         171,162
  Intel Corp.                                    10,140         421,444
  Intuit, Inc.*                                   1,128          64,296
  JDS Uniphase Corp.*                             3,850         364,547
  Juniper Networks Inc.*                            913         199,890
  KLA-Tencor Corp.*                                 976          40,199
  Legato Systems Inc.*                              406           5,456
  Level 3 Communications Inc.*                    1,112          85,763
  Linear Technology Corp.                         1,825         118,169
  Lycos Inc*                                        588          40,434
  Metromedia Fiber Network Inc.*                  2,266          55,092
  Microchip Technology*                             419          13,837
  Microsoft Corp.*                                7,850         473,453
  Molex Inc.                                        423          23,027
  Network Appliance*                              1,398         178,070
  Network Associates Inc.*                          634          14,344
  Novell Inc.*                                    1,731          17,202
  NTL Incorporated*                               1,204          55,760
  Oracle Corp.*                                   5,150         405,563
  Palm Inc.*                                          0              11
  Parametric Technology*                          1,640          17,938
  Paychex Inc.                                    1,543  $       81,008

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 53.41% (CONTINUED)
  PeopleSoft Inc.*                                1,666          46,544
  PMC - Sierra Inc.*                                760         163,590
  QLogic Corp.*                                     398          35,024
  QUALCOMM Inc.*                                  3,875         276,094
  RealNetworks Inc.*                                634          25,202
  RF Micro Devices Inc.*                            796          25,472
  Sanmina Corp.*                                    690          64,601
  SDL Inc.*                                         380         117,539
  Siebel Systems, Inc.*                           2,004         223,070
  Sun Microsystems*                               3,014         351,885
  Synopsys Inc.*                                    357          13,521
  Telefonaktiebolaget LM Ericsson                 5,180          76,729
  Tellabs, Inc.*                                  1,012          48,323
  VeriSign Inc.*                                    790         160,024
  Veritas Software*                               1,765         250,630
  Vitesse Semiconductor*                            848          75,419
  Xilinx, Inc.*                                   1,871         160,204
                                                         --------------
                                                              6,994,111
                                                         --------------
TRANSPORTATION - .06%
  Northwest Airlines Corp.*                         305           7,492
                                                         --------------
                                                                  7,492
                                                         --------------
    Total Common Stocks
       (cost $10,964,052)                                     8,999,181
                                                         --------------

UNIT INVESTMENT TRUST - 4.47%
  Nasdaq 100 Shares*                              6,602         585,515
                                                         --------------
    Total Unit Investment Trust
       (cost $606,550)                                          585,515
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 24.68%
VARIABLE RATE DEMAND NOTES(1) - 14.43%
  American Family (6.2352% due 12/31/31)  $     378,541  $      378,541
  Firstar Bank (6.37% due 12/31/31)             294,969         294,970
  Sara Lee (6.22% due 12/31/31)                 239,712         239,712
  Wisconsin Corp Central Credit Union
     (6.29% due 12/31/31)                       478,759         478,759
  Wisconsin Electric (6.2352% due
     12/31/31)                                  497,236         497,236
                                                         --------------
                                                              1,889,218
                                                         --------------
U.S. TREASURY BILL - 10.25%
  U.S. Treasury Bill (0.00% due
     12/21/00)                                1,360,000       1,341,723
                                                         --------------
    Total Short-Term Investments
       (Cost $3,230,941)                                      3,230,941
                                                         --------------
TOTAL INVESTMENTS - 97.88%
   (cost $14,801,543)(2)                                     12,815,637
                                                         --------------
OTHER ASSETS AND LIABILITIES - 2.12%                            276,943
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   13,092,580
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $793,213 and ($2,779,119), respectively.
(3) Securities and other assets with an aggregate value of $3,114,060 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Nasdaq-100 Index (12/00)                      8        $(282,200)
Nasdaq-100 Index E-Mini (12/00)               3           (8,940)
                                                       ---------
                                                       $(291,140)
                                                       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 55.23%

                                                 SHARES           VALUE

                                                    -------------------
BASIC INDUSTRIES - 1.05%
  Air Products & Chemicals                          343  $       12,348
  Alcan Aluminium Ltd.                              327           9,463
  Alcoa Inc.                                      1,293          32,729
  Allegheny Technologies Inc.                       125           2,266
  Avery Dennison Corp.                              168           7,791
  Ball Corp.                                         44           1,394
  Barrick Gold Corp.                                592           9,028
  Bemis Company                                      80           2,570
  Bethlehem Steel*                                  197             591
  Boise Cascade                                      86           2,284
  Crown Cork & Seal                                 192           2,052
  Dow Chemical                                    1,012          25,237
  DuPont (E.I.)                                   1,567          64,933
  Eastman Chemical                                  115           4,248
  Engelhard Corp.                                   191           3,104
  FMC Corp.*                                         45           3,018
  Fort James Corp.                                  308           9,413
  Freeport-McMoran Copper & Gold*                   239           2,106
  Georgia-Pacific Group                             255           5,993
  Goodrich (B.F.)                                   152           5,957
  Grace (W.R.) & Co.*                               101             694
  Great Lakes Chemical                               81           2,374
  Hercules, Inc.                                    160           2,260
  Homestake Mining                                  390           2,023
  Inco, Ltd.*                                       272           4,386
  International Paper                               723          20,741
  Louisiana Pacific                                 156           1,433
  Mead Corp.                                        154           3,600
  Millipore Corp.                                    69           3,342
  Newmont Mining                                    251           4,267
  Nucor Corp.                                       127           3,826
  Owens-Illinois*                                   219           2,026
  Pactiv Corporation*                               253           2,830
  Phelps Dodge                                      118           4,927
  Placer Dome Inc.                                  490           4,624
  Potlatch Corp.                                     43           1,360
  PPG Industries                                    261          10,358
  Praxair, Inc.                                     236           8,821
  Rohm & Haas                                       326           9,474
  Sealed Air Corp.*                                 125           5,656
  Sherwin-Williams                                  245           5,237
  Sigma-Aldrich                                     128           4,224
  Springs Industries Inc.                            27             761
  Temple-Inland                                      78           2,954
  Union Carbide                                     202           7,626
  USX-U.S. Steel Group                              132           2,005
  Vulcan Materials                                  151           6,068
                                                 SHARES           VALUE

                                                    -------------------
BASIC INDUSTRIES - 1.05% (CONTINUED)
  Westvaco Corp.                                    150  $        4,003
  Weyerhaeuser Corp.                                349          14,091
  Willamette Industries                             166           4,648
  Worthington Ind.                                  129           1,209
                                                         --------------
                                                                358,373
                                                         --------------
CAPITAL GOODS - 5.16%
  Allied Waste Industries*                          283           2,600
  Armstrong World                                    60             716
  Boeing Company                                  1,357          85,491
  Briggs & Stratton                                  33           1,248
  Caterpillar Inc.                                  522          17,618
  Cooper Industries                                 139           4,900
  Corning Inc.                                      440         130,680
  Crane Company                                      91           2,082
  Cummins Engine Co., Inc.                           62           1,856
  Danaher Corp.                                     212          10,547
  Deere & Co.                                       350          11,638
  Dover Corp.                                       304          14,269
  Emerson Electric                                  639          42,813
  Fluor Corp.                                       114           3,420
  General Dynamics                                  300          18,844
  General Electric                               14,804         854,004
  Grainger (W.W.) Inc.                              141           3,710
  Honeywell International Inc.                    1,194          42,536
  Illinois Tool Works                               451          25,200
  Ingersoll-Rand                                    242           8,198
  ITT Industries, Inc.                              132           4,282
  Lockheed Martin Corp.                             640          21,094
  Masco Corp.                                       671          12,497
  Maxim Integrated Products*                        423          34,025
  McDermott International                            90             990
  Minnesota Mining & Manufacturing                  592          53,946
  Navistar International Corp.*                      93           2,784
  Northrop Grumman Corp.                            104           9,451
  PACCAR Inc.                                       114           4,225
  Pall Corp.                                        185           3,688
  Parker-Hannifin                                   168           5,670
  PerkinElmer, Inc.                                  74           7,724
  Pitney-Bowes                                      386          15,223
  Raytheon Company                                  509          14,475
  Rockwell International                            281           8,500
  Solectron Corp.*                                  892          41,144
  Textron Inc.                                      216           9,963
  Thermo Electron*                                  259           6,734
  Thomas & Betts                                     87           1,517
  Timken Co.                                         91           1,246
  TRW Inc.                                          185           7,516
  Tyco International                              2,526         131,036
  United Technologies                               704          48,752
  Waste Management                                  929          16,199

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CAPITAL GOODS - 5.16% (CONTINUED)
  Xerox Corp.                                       997  $       15,017
                                                         --------------
                                                              1,760,068
                                                         --------------
CONSUMER DURABLES - .65%
  Black & Decker Corp.                              127           4,342
  Brunswick Corp.                                   131           2,391
  Centex Corp.                                       89           2,859
  Cooper Tire & Rubber                              110           1,107
  Dana Corp.                                        228           4,902
  Delphi Automotive Systems                         842          12,735
  Eaton Corp.                                       109           6,717
  Ford Motor                                      2,805          71,002
  General Motors                                    801          52,065
  Genuine Parts                                     265           5,052
  Goodyear Tire & Rubber                            234           4,212
  Harley-Davidson                                   454          21,735
  Johnson Controls                                  128           6,808
  Kaufman & Broad Home Corp.                         72           1,940
  Leggett & Platt                                   294           4,649
  Maytag Corp.                                      117           3,634
  Pulte Corp.                                        62           2,046
  Snap-On Inc.                                       88           2,074
  Stanley Works                                     131           3,021
  Visteon Corp.                                     195           2,949
  Whirlpool Corp.                                   109           4,236
                                                         --------------
                                                                220,476
                                                         --------------
CONSUMER NON DURABLES - 3.36%
  Alberto-Culver                                     83           2,391
  Anheuser-Busch                                  1,352          57,207
  Archer-Daniels-Midland                            946           8,160
  Avon Products                                     355          14,511
  Bestfoods*                                        411          29,900
  Brown-Forman Corp.                                103           5,639
  Campbell Soup                                     632          16,353
  Clorox Co.                                        351          13,886
  Coca Cola Co.                                   3,704         204,183
  Coca-Cola Enterprises                             629          10,025
  Colgate-Palmolive                                 863          40,734
  ConAgra Foods Inc.                                794          15,930
  Coors (Adolph)                                     55           3,475
  Eastman Kodak                                     464          18,966
  Fortune Brands, Inc.                              237           6,281
  General Mills                                     436          15,478
  Gillette Co.                                    1,562          48,227
  Hasbro Inc.                                       258           2,951
  Heinz (H.J.)                                      527          19,532
  Hershey Foods                                     205          11,096
  International Flavors & Fragrances                154           2,811
  Kellogg Co.                                       607          14,682
  Kimberly-Clark                                    831          46,380
  Liz Claiborne, Inc.                                82  $        3,157
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER NON DURABLES - 3.36%
(CONTINUED)
  Mattel, Inc.                                      637           7,126
  Nabisco Group Hldgs.                              488          13,908
  Newell Rubbermaid Inc.                            399           9,102
  NIKE Inc.                                         409          16,386
  PepsiCo Inc.                                    2,156          99,176
  Philip Morris                                   3,422         100,730
  Polaroid Corp.                                     67             900
  Procter & Gamble                                1,957         131,119
  Quaker Oats                                       196          15,509
  Ralston-Ralston Purina Gp                         459          10,873
  Reebok International*                              85           1,599
  Russell Corp.                                      49             778
  Sara Lee Corp.                                  1,301          26,427
  Seagram Co. Ltd.                                  653          37,507
  Tupperware Corp.                                   86           1,548
  Unilever N.V.                                     855          41,254
  UST Inc.                                          243           5,559
  V.F. Corp.                                        171           4,222
  Wrigley (Wm) Jr.                                  171          12,804
                                                         --------------
                                                              1,148,482
                                                         --------------
CONSUMER SERVICES - 6.44%
  Albertson's                                       634          13,314
  America Online*                                 3,438         184,793
  American Greetings Class A                         97           1,698
  AutoZone Inc.*                                    200           4,538
  Bed Bath & Beyond*                                420          10,244
  Best Buy Co., Inc.*                               306          19,469
  Carnival Corp.                                    904          22,261
  Cendant Corporation*                            1,079          11,734
  Circuit City Group                                304           6,992
  Clear Channel Communications*                     857          48,421
  Comcast Class A Special*                        1,343          54,979
  Consolidated Stores*                              166           2,241
  Convergys Corp.*                                  229           8,902
  Costco Wholesale Corp.*                           669          23,373
  CVS Corp.                                         584          27,047
  Darden Restaurants                                185           3,850
  Deluxe Corp.                                      108           2,194
  Dillard Inc.                                      140           1,488
  Dollar General                                    492           8,241
  Donnelley (R.R.) & Sons                           182           4,470
  Dow Jones & Co.                                   133           8,047
  Ecolab Inc.                                       194           6,996
  Federated Dept. Stores*                           320           8,360
  Gannett Co.                                       399          21,147
  Gap (The)                                       1,273          25,619
  Harcourt General Inc.                             107           6,313
  Harrah's Entertainment*                           183           5,033
  Hilton Hotels                                     551  $        6,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER SERVICES - 6.44% (CONTINUED)
  Home Depot                                      3,462         183,702
  Interpublic Group                                 451          15,362
  K mart*                                           720           4,320
  Knight-Ridder Inc.                                116           5,894
  Kohl's Corp.*                                     488          28,152
  Kroger Co.*                                     1,249          28,181
  Limited, Inc.                                     643          14,186
  Longs Drug Stores                                  59           1,128
  Lowe's Cos.                                       572          25,669
  Marriott International                            359          13,081
  May Dept. Stores                                  498          10,209
  McDonald's Corp.                                2,000          60,375
  McGraw-Hill                                       291          18,497
  Meredith Corp.                                     76           2,242
  National Service Ind.                              61           1,193
  New York Times Class A                            254           9,985
  Nordstrom                                         201           3,128
  Office Depot*                                     473           3,695
  Omnicom Group                                     266          19,401
  Penney (J.C.)                                     391           4,619
  Qwest Communication International*              2,443         117,417
  RadioShack Corp.                                  279          18,030
  Sabre Holdings Corporation*                       193           5,585
  Safeway Inc.*                                     743          34,689
  Sears, Roebuck & Co.                              528          17,118
  Staples Inc.*                                     725          10,286
  Starbucks Corp.*                                  275          11,017
  Supervalu Inc.                                    197           2,967
  Sysco Corp.                                       499          23,110
  Target Corp.                                    1,365          34,978
  Tiffany & Co.                                     217           8,368
  Time Warner Inc.                                1,969         154,074
  TJX Companies Inc.                                449          10,103
  Toys R Us Holding Cos.*                           324           5,265
  Tribune Co.                                       461          20,111
  TRICON Global Restaurants*                        221           6,768
  Viacom Inc.*                                    2,282         133,497
  Walgreen Co.                                    1,508          57,210
  Wal-Mart Stores                                 6,669         320,946
  Walt Disney Co.                                 3,109         118,919
  Wendy's International                             170           3,411
  Winn-Dixie                                        216           3,105
  Yahoo! Inc.*                                      813          73,983
  Young & Rubicam Inc.*                             108           5,344
                                                         --------------
                                                              2,197,455
                                                         --------------
ENERGY - 3.23%
  Amerada Hess                                      136           9,104
  Anadarko Petroleum                                363          24,125
  Apache Corp.                                      182  $       10,761
                                                 SHARES           VALUE

                                                    -------------------
ENERGY - 3.23% (CONTINUED)
  Ashland Inc.                                      106           3,571
  Baker Hughes                                      494          18,340
  Burlington Resources                              322          11,854
  Chevron Corp.                                     976          83,204
  Conoco Inc                                        934          25,160
  Devon Energy Corp.                                179          10,767
  Exxon Mobil Corp.                               5,209         464,252
  Halliburton Co.                                   664          32,495
  Kerr-McGee                                        141           9,341
  Occidental Petroleum                              552          12,041
  Phillips Petroleum                                380          23,845
  Rowan Cos.*                                       140           4,060
  Royal Dutch Petroleum                           3,209         192,339
  Schlumberger Ltd.                                 852          70,130
  Sunoco Inc.                                       132           3,556
  Texaco Inc.                                       826          43,365
  Tosco Corp.                                       216           6,737
  Transocean Sedco Forex Inc.                       315          18,467
  Unocal Corp.                                      363          12,861
  USX-Marathon Group                                467          13,251
                                                         --------------
                                                              1,103,626
                                                         --------------
FINANCE - 8.70%
  AFLAC Inc.                                        397          25,433
  Allstate Corp.                                  1,114          38,712
  American Express                                1,999         121,439
  American General                                  372          29,016
  American Int'l. Group                           3,460         331,079
  AmSouth Bancorporation                            588           7,350
  Aon Corp.                                         383          15,033
  Associates First Capital                        1,090          41,420
  Bank of America Corp.                           2,480         129,890
  Bank of New York                                1,104          61,893
  Bank One Corp.                                  1,716          66,281
  BB&T Corporation                                  586          17,653
  Bear Stearns Cos.                                 166          10,458
  Block H&R                                         147           5,448
  Capital One Financial                             293          20,528
  Charles Schwab                                  2,038          72,349
  Charter One Financial                             330           8,036
  Chase Manhattan                                 1,949          90,019
  Chubb Corp.                                       262          20,731
  CIGNA Corp.                                       244          25,474
  Cincinnati Financial                              241           8,556
  CIT Group Inc.                                    394           6,895
  Citigroup Inc.                                  6,733         364,003
  Comerica Inc.                                     234          13,674
  Conseco Inc.                                      487           3,713
  Countrywide Credit Industries                     170           6,418
  Dun & Bradstreet Corp*                            242           8,334
  Fannie Mae                                      1,507  $      107,751

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
FINANCE - 8.70% (CONTINUED)
  Federal Home Loan Mtg.                          1,040          56,225
  Fifth Third Bancorp                               695          37,443
  First Union Corp.                               1,467          47,219
  Firstar Corporation                             1,452          32,489
  FleetBoston Financial Corp.                     1,349          52,611
  Franklin Resources Inc.                           364          16,173
  Golden West Financial                             237          12,709
  Hartford Financial Services Group                 322          23,486
  Household International                           708          40,091
  Huntington Bancshares                             365           5,361
  Jefferson-Pilot                                   154          10,453
  KeyCorp                                           651          16,478
  Lehman Brothers Holdings                          181          26,743
  Lincoln National                                  287          13,812
  Loews Corp.                                       148          12,340
  Marsh & McLennan                                  403          53,498
  MBIA Inc.                                         147          10,455
  MBNA Corp.                                      1,200          46,200
  Mellon Financial Corp.                            735          34,086
  Merrill Lynch                                   1,160          76,560
  MGIC Investment                                   158           9,658
  Morgan (J.P.) & Co.                               243          39,700
  Morgan Stanley, Dean Witter & Co.               1,694         154,895
  National City Corp.                               907          20,067
  Northern Trust Corp.                              333          29,595
  Old Kent Financial                                205           5,932
  PaineWebber Group                                 218          14,851
  PNC Financial Services Group                      435          28,275
  Progressive Corp.                                 109           8,924
  Providian Financial Corp.                         213          27,051
  Regions Financial Corp.                           330           7,487
  SAFECO Corp.                                      191           5,205
  SouthTrust Corp.                                  252           7,922
  St. Paul Cos.                                     317          15,632
  State Street Corp.                                241          31,330
  Stilwell Financial                                333          14,486
  Summit Bancorp                                    263           9,074
  SunTrust Banks                                    453          22,565
  Synovus Financial                                 423           8,962
  T. Rowe Price Associates                          181           8,496
  Torchmark Corp.                                   192           5,340
  U.S. Bancorp                                    1,125          25,594
  Union Planters                                    202           6,679
  UNUMProvident Corp.                               360           9,810
  USA Education Inc.                                234          11,276
  Wachovia Corp.                                    303          17,176
  Washington Mutual, Inc.                           820          32,646
  Wells Fargo & Co.                               2,411         110,752
                                                         --------------
                                                              2,971,398
                                                         --------------
HEALTH CARE - 6.37%
                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 6.37% (CONTINUED)
  Abbott Labs                                     2,319  $      110,297
  Aetna Inc.                                        211          12,251
  Allergan, Inc.                                    194          16,381
  ALZA Corp. Class A*                               154          13,321
  American Home Products                          1,952         110,410
  Amgen*                                          1,536         107,256
  Bard (C.R.) Inc.                                   76           3,211
  Bausch & Lomb                                      79           3,076
  Baxter International Inc.                         434          34,639
  Becton, Dickinson                                 378           9,993
  Biogen, Inc.*                                     222          13,542
  Biomet, Inc.                                      370          12,950
  Boston Scientific*                                610          10,027
  Bristol-Myers Squibb                            2,952         168,633
  Cardinal Health, Inc.                             412          36,333
  Guidant Corp.*                                    459          32,446
  HCA-The Healthcare Co.                            834          30,962
  HCR Manor Care*                                   153           2,400
  Healthsouth Corp.*                                577           4,688
  Humana Inc.*                                      251           2,698
  IMS Health Inc.                                   445           9,234
  Johnson & Johnson                               2,081         195,484
  Lilly (Eli) & Co.                               1,690         137,101
  Mallinckrodt Inc.                                 101           4,608
  McKesson HBOC Inc.                                422          12,897
  MedImmune Inc.*                                   312          24,102
  Medtronic Inc.                                  1,791          92,796
  Merck & Co.                                     3,441         256,139
  Pfizer, Inc.                                    9,419         423,266
  Pharmacia Corp.                                 1,899         114,296
  Quintiles Transnational*                          172           2,741
  Schering-Plough                                 2,191         101,882
  St Jude Medical*                                  125           6,375
  Tenet Healthcare Corp.*                           468          17,024
  United Health Group Inc.                          243          23,996
  Watson Pharmaceuticals*                           144           9,344
  WellPoint Health Networks*                         93           8,928
                                                         --------------
                                                              2,175,727
                                                         --------------
PUBLIC UTILITIES - 4.83%
  AES Corp.*                                        684          46,854
  ALLTEL Corp.                                      472          24,633
  Ameren Corp.                                      205           8,584
  American Electric Power                           481          18,819
  AT&T Corp.                                      5,615         164,941
  BellSouth                                       2,815         113,304
  CenturyTel, Inc.                                  210           5,723
  CINergy Corp.                                     238           7,869
  CMS Energy                                        164           4,418
  Coastal Corp.                                     320          23,720
  Columbia Energy Group                             121           8,591

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
PUBLIC UTILITIES - 4.83% (CONTINUED)
  Consolidated Edison Hldgs.                        317  $       10,818
  Constellation Energy Group                        224          11,144
  CP&L Energy Inc.                                  239           9,963
  Dominion Resources                                356          20,670
  DTE Energy Co.                                    213           8,147
  Duke Energy                                       550          47,163
  Eastern Enterprises                                41           2,616
  Edison International                              497           9,598
  El Paso Energy                                    346          21,322
  Enron Corp.                                     1,095          95,949
  Entergy Corp.                                     344          12,814
  FirstEnergy Corp.                                 346           9,320
  Florida Progress                                  148           7,835
  FPL Group                                         267          17,555
  GPU Inc.                                          182           5,904
  KeySpan Corp.                                     211           8,466
  NEXTEL Communications*                          1,135          53,061
  Niagara Mohawk Hldgs Inc.*                        258           4,064
  NICOR Inc.                                         70           2,533
  ONEOK Inc.                                         44           1,749
  PECO Energy Co.                                   254          15,383
  Peoples Energy                                     53           1,769
  PG&E Corp.                                        577          13,956
  Pinnacle West Capital                             127           6,461
  PPL Corporation                                   216           9,018
  Public Service Enterprise Inc.                    324          14,479
  Reliant Energy                                    442          20,553
  SBC Communications Inc.                         5,090         254,500
  Sempra Energy                                     306           6,369
  Southern Co.                                      971          31,497
  Sprint Corp. FON Group                          1,312          38,458
  Sprint Corp. PCS Group*                         1,370          48,036
  TXU Corp.                                         395          15,652
  Unicom Corp.                                      266          14,946
  Verizon Communications                          4,070         197,141
  Williams Cos.                                     661          27,927
  WorldCom Inc.*                                  4,284         130,125
  Xcel Energy Inc.                                  504          13,860
                                                         --------------
                                                              1,648,277
                                                         --------------
TECHNOLOGY - 15.14%
  Adaptec, Inc.*                                    156           3,120
  ADC Telecommunications*                         1,010          27,160
  Adobe Systems                                     179          27,790
  Advanced Micro Devices*                           458          10,820
  Agilent Technologies*                             676          33,082
  Altera Corp.*                                     596          28,459
  American Power Conversion*                        290           5,564
  Analog Devices*                                   529          43,676
  Andrew Corp.*                                     121           3,169
  Apple Computer*                                   487          12,540
                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 15.14% (CONTINUED)
  Applied Materials*                              1,208  $       71,650
  Autodesk, Inc.                                     87           2,208
  Automatic Data Processing Inc.                    939          62,796
  BMC Software*                                     365           6,981
  Broadcom Corporation*                             322          78,488
  Cabletron Systems*                                273           8,019
  Ceridian Corp.*                                   217           6,090
  Cisco Systems*                                 10,409         575,097
  Citrix Systems*                                   277           5,557
  COMPAQ Computer                                 2,541          70,081
  Computer Associates International                 881          22,190
  Computer Sciences Corp.*                          250          18,563
  Compuware Corp.*                                  539           4,514
  Comverse Technology*                              228          24,624
  Conexant Systems*                                 325          13,609
  Dell Computer*                                  3,853         118,721
  Electronic Data Systems                           697          28,926
  EMC Corp.*                                      3,247         321,859
  Equifax Inc.                                      211           5,684
  First Data                                        617          24,102
  Gateway, Inc.*                                    482          22,534
  Global Crossing*                                1,320          40,920
  Hewlett-Packard                                 1,497         145,209
  Intel Corp.                                    10,023         416,581
  International Business Machines                 2,653         298,463
  JDS Uniphase Corp.*                             1,394         131,994
  KLA-Tencor Corp.*                                 278          11,450
  Lexmark International Inc.*                       193           7,238
  Linear Technology Corp.                           466          30,174
  LSI Logic*                                        459          13,426
  Lucent Technologies                             4,873         148,931
  Mercury Interactive*                              119          18,653
  Micron Technology*                                830          38,180
  Microsoft Corp.*                                7,875         474,961
  Molex Inc.                                        294          16,005
  Motorola Inc.                                   3,221          90,993
  National Semiconductor*                           264          10,626
  NCR Corp.*                                        142           5,369
  Network Appliance*                                456          58,083
  Nortel Networks Corp. Hldg. Co.                 4,433         264,041
  Novell Inc.*                                      493           4,899
  Novellus Systems*                                 195           9,080
  Oracle Corp.*                                   4,247         334,451
  Palm Inc.*                                        845          44,716
  Parametric Technology*                            413           4,517
  Paychex Inc.                                      556          29,190
  PE Corp.-PE Biosystems Group                      312          36,348
  PeopleSoft Inc.*                                  413          11,538
  QUALCOMM Inc.*                                  1,109          79,016
  Sanmina Corp.*                                    222          20,785
  Sapient Corp.*                                    176           7,161

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 15.14% (CONTINUED)
  Scientific-Atlanta                                238  $       15,143
  Seagate Technology*                               340          23,460
  Siebel Systems, Inc.*                             598          66,565
  Sun Microsystems*                               2,374         277,165
  Tektronix Inc.                                     72           5,531
  Tellabs, Inc.*                                    613          29,271
  Teradyne, Inc.*                                   259           9,065
  Texas Instruments                               2,572         121,366
  Unisys Corp.*                                     467           5,254
  Veritas Software*                                 585          83,063
  Xilinx, Inc.*                                     481          41,186
                                                         --------------
                                                              5,167,740
                                                         --------------
TRANSPORTATION - .30%
  AMR Corp.*                                        224           7,322
  Burlington Northern Santa Fe Corp.                641          13,822
  CSX Corp.                                         327           7,133
  Delta Air Lines                                   183           8,121
  FedEx Corporation*                                434          19,244
  Norfolk Southern Corp.                            573           8,380
  Ryder System                                       89           1,641
  Southwest Airlines                                743          18,018
  Union Pacific                                     371          14,423
  USAirways Group Inc.*                             100           3,043
                                                         --------------
                                                                101,147
                                                         --------------
    Total Common Stocks
       (cost $19,652,265)                                    18,852,769
                                                         --------------

UNIT INVESTMENT TRUST - 3.16%
  S&P 500 Depositary Receipts                     7,521       1,080,204
                                                         --------------
    Total Unit Investment Trust
       (cost $1,087,480)                                      1,080,204
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY OBLIGATIONS - 8.07%
U.S. Treasury Note
  (6.25% due 01/31/02)                    $     123,000  $      123,077
U.S. Treasury Note
  (7.25% due 05/15/04)                        1,250,000       1,303,125
U.S. Treasury Note
  (6.5% due 05/15/05)                           150,000         153,750
U.S. Treasury Note
  (7.0% due 07/15/06)                           295,000         310,211
U.S. Treasury Bond
  (6.25% due 08/15/23)                          750,000         763,829
                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. Treasury Bond
  (6.125% due 11/15/27)                   $     100,000  $      100,812
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $2,724,239)                                      2,754,804
                                                         --------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.58%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (5.75% due 07/15/03)                        1,245,000       1,220,969
                                                         --------------
    Total U.S. Government Agency
       Obligations (cost $1,204,942)                          1,220,969
                                                         --------------

MORTGAGE-BACKED SECURITIES - 15.31%
FEDERAL HOME LOAN MORTGAGE COPORATION
  FNCI (6.5% due 07/01/14)                    1,523,599       1,495,179
  FNCI (7.0% due 07/01/29)                    3,804,784       3,730,490
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $5,126,503)                                      5,225,669
                                                         --------------

CORPORATE BONDS - 12.32%
AIR TRANSPORTATION - .97%
  Delta Air Lines (7.9% due 12/15/09)           346,000         331,271
                                                         --------------
                                                                331,271
                                                         --------------
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - 2.51%
  Erac USA Finance (7.95% due 12/15/09)         346,000         340,418
  Household Finance Corp. (7.2% due
     07/15/06)                                  520,000         516,439
                                                         --------------
                                                                856,857
                                                         --------------
CAPITAL GOODS - 2.0%
  Caterpillar Inc. (7.25% due 09/15/09)         693,000         681,242
                                                         --------------
                                                                681,242
                                                         --------------
CONSUMER CYCLICALS - .99%
  Ford Motor Credit Corp. (6.7% due
     07/16/04)                                  346,000         338,870
                                                         --------------
                                                                338,870
                                                         --------------
CONSUMER NON-DURABLE - 1.97%
  Great Lakes Chemical (7.0% due
     07/15/09)                                  346,000         331,707
  Wal-Mart Stores (6.875% due 08/10/09)         346,000         341,658
                                                         --------------
                                                                673,365
                                                         --------------
MANUFACTURING - 1.87%
  Champion International Corp.
     (7.2% due 11/01/26)                        312,000         294,208

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
MANUFACTURING - 1.87% (CONTINUED)
  Rohm & Haas Co. (6.95% due 07/15/04)    $     346,000  $      345,419
                                                         --------------
                                                                639,627
                                                         --------------
UTILITIES - 2.01%
  Sonat Inc. (7.625% due 07/15/11)              693,000         687,541
                                                         --------------
                                                                687,541
                                                         --------------
    Total Corporate Bonds
       (cost $4,183,451)                                      4,208,773
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 2.10%
VARIABLE RATE DEMAND NOTES(1) - 1.87%
  Firstar Bank (6.37% due 12/31/31)             638,711         638,711
                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY BILL - .23%
  U.S. Treasury Bill (due 12/21/00)       $      78,924  $       78,924
                                                         --------------
    Total Short-Term Investments
       (cost $717,635)                                          717,635
                                                         --------------
TOTAL INVESTMENTS - 99.77%
   (cost $34,696,515)(2)                                     34,060,823
                                                         --------------
OTHER ASSETS AND LIABILITIES - .23%                              79,510
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   34,140,333
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $2,256,373 and ($2,892,065), respectively.
(3) Securities and other current assets with an aggregate value of $726,850 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's 500 Index (12/00)           2         $(34,975)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                        SUMMIT MUTUAL FUND, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

U.S. TREASURY OBLIGATIONS - 39.87%

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY NOTES & BONDS - 39.87%
  6.250% due 01/31/02                     $   1,750,000  $    1,751,094
  6.500% due 05/15/05                         1,200,000       1,230,000
  6.125% due 08/15/07                         1,350,000       1,364,344
  7.625% due 11/15/22                           550,000         649,688
  6.250% due 08/15/23                         1,250,000       1,273,048
  6.125% due 11/15/27                           225,000         226,828
    Total U.S. Treasury Obligations
       (cost $6,409,683)                                      6,495,002
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.02%
FEDERAL HOME LOAN MORTAGE CORPORTION -
6.02%
  5.750% due 07/15/03                         1,000,000         980,698
    Total U.S. Government Agency
       Obligations (cost $967,825)                              980,698
                                                         --------------

MORTGAGE-BACKED SECURITIES - 32.56%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 32.56%
  FNCI (6.500% due 07/01/14)                  2,611,533       2,562,819
  FNCL (7.000% due 07/01/29)                  2,794,181       2,740,689
    Total Mortgage-Backed Securities
       (cost $5,204,064)                                      5,303,508
                                                         --------------

CORPORATE BONDS AND NOTES - 19.26%
AIR TRANSPORTATION - 1.47%
  Delta Airlines (7.900% due 12/15/09)          250,000         239,358
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.56%
  Erac USA Finance (7.950% due 12/15/09)        250,000         245,967
  Household Finance Corp. (7.200% due
     07/15/06)                                  250,000         248,288
                                              PRINCIPAL           VALUE

                                                    -------------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.56% (CONTINUED)
  U.S. West Cap (6.875% due 08/15/01)     $     250,000  $      249,747
                                                         --------------
                                                                744,002
                                                         --------------
CAPITAL GOODS - 3.02%
  Caterpillar Inc. (7.250% due 09/15/09)        500,000         491,517
                                                         --------------
CONSUMER CYCLICAL - 3.01%
  Ford Motor Credit Corp. (6.700% due
     07/16/04)                                  500,000         489,696
                                                         --------------
CONSUMER NON-DURABLE - 2.99%
  Great Lakes Chemical Corp. (7.000% due
     07/15/09)                                  250,000         239,672
  Wal-Mart Store (6.875% due 08/10/09)          250,000         246,862
                                                         --------------
                                                                486,534
                                                         --------------
MANUFACTURING - 2.69%
  Champion International Corp (7.200%
     due 11/01/26)                              200,000         188,595
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         249,580
                                                         --------------
                                                                438,175
                                                         --------------
UTILITIES - 1.52%
  Sonat Inc. (7.625% due 07/15/11)              250,000         248,030
                                                         --------------
    Total Corporate Bonds and Notes
       (cost $3,122,496)                                      3,137,312
                                                         --------------

SHORT-TERM INVESTMENTS - 1.31%
VARIABLE RATE DEMAND NOTES(1) - 1.31%
  Firstar Bank (6.370% due 12/31/31)            213,295         213,295
                                                         --------------
    Total Short-Term Investments
       (cost $213,295)                                          213,295
                                                         --------------
    TOTAL INVESTMENTS - 99.02%
       (cost $15,917,363)(2)                                 16,129,815
                                                         --------------
OTHER ASSETS AND LIABILITIES - .98%                             160,293
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,290,108
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at September 30, 2000 was $219,645 and ($7,193), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                       EVEREST FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

COMMON STOCKS - 96.16%

                                                 SHARES           VALUE

                                                    -------------------
COMMUNICATIONS SERVICES - 13.91%
  AT&T Corp.                                     35,687  $    1,048,305
  Bellsouth Corporation                          31,000       1,247,750
  Belo (AH) Corp                                 23,000         424,063
  Gannett Co. Inc.                               12,000         636,000
  Knight Ridder Inc                              10,000         508,125
  SBC Communications Inc                         30,200       1,510,000
  Verizon Communications                         31,054       1,504,178
                                                         --------------
                                                              6,878,421
                                                         --------------
CONSUMER CYCLICAL - 10.93%
  Costco Wholesale Corp.*                        24,500         855,969
  Federated Department Stores*                   30,000         783,750
  General Motors Corp                             7,714         501,410
  Sabre Holdings Corp*                           31,300         905,744
  Target Corporation                             45,000       1,153,125
  TRICON Global Restaurants Inc.*                39,300       1,203,562
                                                         --------------
                                                              5,403,560
                                                         --------------
CONSUMER NON-DURABLES - 13.03%
  Beckman Coulter Inc.                           14,000       1,079,750
  General Mills Inc.                             25,000         887,500
  Johnson & Johnson                               5,500         516,656
  PepsiCo Inc.                                   21,700         998,200
  Pharmacia Corporation                           7,680         462,240
  Sara Lee Corp.                                 64,500       1,310,156
  Schering-Plough Corporation                    25,500       1,185,751
                                                         --------------
                                                              6,440,253
                                                         --------------
ENERGY - 10.23%
  Chevron Corporation                            15,300       1,304,325
  Conoco Inc                                     50,000       1,306,250
  Exxon Mobil Corp.                              13,500       1,203,188
  Texaco Inc                                     23,700       1,244,250
                                                         --------------
                                                              5,058,013
                                                         --------------
FINANCIAL - 22.25%
  Bank of America Corp.                          19,000         995,125
  Bank One Corp.                                 27,200       1,050,600
  Charter One Financial Inc.                     47,339       1,153,894
  First Union Corp                               40,000       1,287,500
  FleetBoston Financial Corp.                    30,000       1,170,000
  J.P. Morgan & Company                           7,500       1,225,313
  Summit Bancorp                                 43,000  $    1,483,499
                                                 SHARES           VALUE

                                                    -------------------
FINANCIAL - 22.25% (CONTINUED)
  SunTrust Banks Inc.                            25,000       1,245,313
  Washington Mutual Inc.                         35,000       1,393,438
                                                         --------------
                                                             11,004,682
                                                         --------------
INDUSTRIAL - 14.44%
  Honeywell International Inc                    21,500         765,938
  ITT Industries Inc                             39,900       1,294,254
  Minnesota Mining & Manufacturing
     Company                                     13,300       1,211,963
  Newport News Shipbuilding                      12,000         520,500
  Raytheon Company                               45,000       1,279,688
  SPX Corp*                                       7,400       1,050,338
  Textron Inc                                    22,000       1,014,750
                                                         --------------
                                                              7,137,431
                                                         --------------
PUBLIC UTILITIES - 4.55%
  Niagara Mohawk Holdings Inc.*                  40,000         630,000
  Scana Corp.                                    52,462       1,619,764
                                                         --------------
                                                              2,249,764
                                                         --------------
TECHNOLOGY - 6.82%
  Convergys Corp.*                               10,000         388,750
  Hughes Electronics Corp.*                       5,385         200,214
  Intel Corp                                     10,000         415,625
  International Business Machines Corp            9,600       1,080,000
  NCR Corporation*                               34,000       1,285,625
                                                         --------------
                                                              3,370,214
                                                         --------------
    Total Common Stocks
       (cost $46,360,314)                                    47,542,338
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS - 2.30%
VARIABLE RATE DEMAND NOTES(1) - 2.30%
  Sara Lee (6.37% due 12/31/31)           $      35,656  $       35,656
  Firstar Bank (6.22% due 12/31/31)           1,100,422       1,100,422
                                                         --------------
    Total Short-Term Investments
       (cost $1,136,078)                                      1,136,078
                                                         --------------
TOTAL INVESTMENTS - 98.46%
   (cost $47,496,392)(2)                                     48,678,416
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.54%                            761,365
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   49,439,781
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $4,060,359 and ($2,878,335), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

U.S. TREASURY OBLIGATIONS - 27.06%

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY NOTES & BONDS - 27.06%
  7.750% due 02/15/01                     $   2,750,000  $    2,763,750
  5.857% due 08/15/02                         1,519,000       1,363,271
  6.500% due 05/15/05                           750,000         768,750
  5.875% due 11/15/05                         6,300,000       6,301,972
  5.625% due 02/15/06                         2,600,000       2,568,314
  7.000% due 07/15/06                         2,000,000       2,103,126
  6.500% due 10/15/06                         1,450,000       1,489,875
  6.125% due 08/15/29                         1,519,000       1,551,279
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $18,640,138)                                    18,910,337
                                                         --------------

MORTGAGE-BACKED SECURITIES - 4.87%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
4.87%
  6.500% due 02/01/29                         3,538,792       3,400,546
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $3,344,712)                                      3,400,546
                                                         --------------

COLLATERIZED MORTGAGE OBLIGATIONS -
8.49%
PRIVATE SECTOR - 8.49%
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                      149,863         121,599
  Capstead Mortgage Securities Corp C-4
     (10.950% due 02/01/14)                      58,453          58,453
  Residential Funding Mortgage
     Securities (8.000% due 06/25/30)           688,701         656,421
  BOAMS 1999-3 B3 (6.250% due 05/25/14)         692,166         623,047
  NMFC 1998-4 B3 (6.250% due 10/25/28)        1,021,643         856,300
  NSCOR 1998-16 B1 (6.500% due 06/25/13)        904,194         865,043
  PNCMS 1999-91P (0.000% due 09/25/29)        3,386,757       2,285,889
  RFMSI 2000-S1 B1 (7.500% due 01/25/30)        596,608         465,497
                                                         --------------
    Total Collateralized Mortgage
       Obligations (cost $5,438,257)                          5,932,249
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------
ASSET-BACKED SECURITIES - 2.59%
COMMERCIAL MORTGAGE-BACKED SECURITIES -
2.59%
  Chase Commercial Mortgage Securities
     (6.600% due 12/19/07)                $   1,982,000  $    1,811,026
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,759,698)                                      1,811,026
                                                         --------------

CORPORATE BONDS AND NOTES - 53.63%
AIR TRANSPORTATION - 2.95%
  Continental Airlines (7.820% due
     10/15/13)                                  674,287         672,034
  Midway Air Lines (8.140% due 01/02/13)        738,101         680,596
  NWA Trust No. 2 Class B (10.230% due
     06/21/14)                                  652,431         710,386
                                                         --------------
                                                              2,063,016
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
FINANCIAL SERVICES - 8.47%
  Ahmanson Capital Trust (8.360% due
     12/01/26)                                1,139,000         951,253
  Banc Tec Inc. (7.500% due 06/01/08)         1,139,000         466,990
  Erac USA Finance (7.950% due 08/15/09)        760,000         747,739
  GS Escrow Corp. (6.750% due 08/01/01)         228,000         224,487
  GS Escrow Corp. (7.000% due 08/01/03)         760,000         727,018
  Household Finance Corp. (7.200% due
     07/15/06)                                1,139,000       1,131,200
  NationsBank Corp. (7.625% due
     04/15/05)                                  760,000         773,602
  Sovereign Bancorp (10.500% due
     11/15/06)                                  190,000         193,325
  Svenska Handelsbanken (7.125% due
     03/07/07)                                  750,000         697,876
                                                         --------------
                                                              5,913,490
                                                         --------------
BASIC MATERIALS - 1.88%
  IMC Global Nts. (7.625% due 11/01/05)         950,000         929,587
  LTV Corp. Sr. Nts. (11.750% due
     11/15/09)                                  760,000         380,000
                                                         --------------
                                                              1,309,587
                                                         --------------
COMMUNICATIONS SERVICES - .53%
  Charter Communications Sr. Nt.
     (10.250% due 01/15/10)                     380,000         371,925
                                                         --------------
                                                                371,925
                                                         --------------
CONSUMER CYCLICAL - 1.50%
  Federal-Mongul Co. (7.375% due
     01/15/06)                                  760,000         296,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
CONSUMER CYCLICAL - 1.50% (CONTINUED)
  Visteon Corp. (8.250% due 08/01/10)     $     750,000  $      751,897
                                                         --------------
                                                              1,048,297
                                                         --------------
CONSUMER NON-DURABLE - 2.57%
  Dillard Dept. Store (7.375% due
     06/01/06)                                  437,000         342,860
  Sequa Corp. Sr. Nts. (9.000% due
     08/01/09)                                  760,000         746,700
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         708,720
                                                         --------------
                                                              1,798,280
                                                         --------------
ELECTRIC - 5.59%
  Calpine Corp. (8.625% due 08/15/10)         1,500,000       1,499,448
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                      760,000         688,837
  Edison Mission Nts. (7.730% due
     06/15/09)                                  760,000         744,703
  Niagra Mohawk Power (8.000% due
     06/01/04)                                  950,000         973,763
                                                         --------------
                                                              3,906,751
                                                         --------------
ENERGY - 3.39%
  Louis Dreyfus Nts. (6.875% due
     12/01/07)                                1,139,000       1,081,632
  Mitchell Energy Development Corp.
     (6.750% due 02/15/04)                    1,329,000       1,287,743
                                                         --------------
                                                              2,369,375
                                                         --------------
ENTERTAINMENT AND LEISURE - 2.44%
  Imax Corp. Sr. Nts. (7.875% due
     12/01/05)                                  760,000         691,600
  Royal Caribbean (7.000% due 10/15/07)       1,139,000       1,011,081
                                                         --------------
                                                              1,702,681
                                                         --------------
FOOD, BEVERAGE AND TOBACCO - 1.00%
  RJR Nabsico Inc. (7.550% due 06/15/15)        760,000         695,043
                                                         --------------
                                                                695,043
                                                         --------------
HEALTH CARE - 1.63%
  Universal Health Services Sr. Nts.
     (8.750% due 08/15/05)                    1,139,000       1,141,173
                                                         --------------
                                                              1,141,173
                                                         --------------
INSURANCE - 4.18%
  Fairfax Financial Holdings (7.375% due
     03/15/06)                                  760,000         669,955
  Farmers Insurance Exchange (8.500% due
     08/01/04)                                  760,000         784,001
  Prudential Insurance Surplus Nts.
     (8.100% due 07/15/15)                      760,000         756,683
                                              PRINCIPAL           VALUE

                                                    -------------------
INSURANCE - 4.18% (CONTINUED)
  USF&G Capital (8.470% due 01/10/27)     $     760,000  $      710,931
                                                         --------------
                                                              2,921,570
                                                         --------------
MEDIA AND CABLE - 5.04%
  CF Cable TV Inc. (9.125% due 07/15/07)        760,000         817,084
  CSC Holdings Sr. Nt. (8.125% due
     08/15/09)                                1,139,000       1,131,399
  Continental Cablevision (8.300% due
     05/15/06)                                  760,000         790,477
  Diamond Cable Co. (13.250% due
     09/30/04)                                  750,000         783,750
                                                         --------------
                                                              3,522,710
                                                         --------------
MEDIA CONGLOMERATE - 4.32%
  News American Holdings (6.625% due
     01/09/08)                                1,139,000       1,058,062
  Time Warner Inc. (8.110% due 08/15/06)      1,139,000       1,178,820
  Viacom Inc. Sr. Nts. (7.750% due
     06/01/05)                                  760,000         778,456
                                                         --------------
                                                              3,015,338
                                                         --------------
REAL ESTATE - 3.08%
  Colonial Properties Sr. Nts. (8.050%
     due 07/15/06)                            1,139,000       1,112,363
  HealthcareProperties Nts. (6.875% due
     06/08/05)                                1,139,000       1,041,994
                                                         --------------
                                                              2,154,357
                                                         --------------
TELECOMMUNICATIONS - 5.06%
  360 Communications Sr. Nts. (7.500%
     due 03/01/06)                            1,139,000       1,146,305
  Call-Net Enterprises (0.000% due
     05/15/09)                                  760,000         228,000
  Deutsche Telecom (8.000% due 06/15/10)        750,000         769,758
  Global Crossing Holdings (9.625% due
     05/15/08)                                  760,000         760,000
  Talton Holdings Inc. Sr. Nts. (11.000%
     due 06/30/07)                              760,000         630,800
                                                         --------------
                                                              3,534,863
                                                         --------------
    Total Corporate Bonds and Notes
       (cost $38,873,442)                                    37,468,456
                                                         --------------

SHORT-TERM INVESTMENTS - 1.79%
VARIABLE RATE DEMAND NOTES(1) - 1.79%
  Firstar Bank (6.370% due 12/31/31)             45,312          45,312

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
VARIABLE RATE DEMAND NOTES(1) - 1.79%
(CONTINUED)
  Sara Lee (6.220% due 12/31/31)          $   1,208,464  $    1,208,464
                                                         --------------
    Total Short-Term Investments
       (cost $1,253,776)                                      1,253,776
                                                         --------------
    TOTAL INVESTMENTS - 98.43%
       (cost $69,310,023)(2)(2)                              68,776,390
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.57%                          1,098,467
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   69,874,857
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $1,303,164 and ($1,836,797), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                         SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

U.S. TREASURY OBLIGATIONS - 33.11%

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY NOTES & BONDS - 33.11%
  5.500% due 08/31/01                     $   1,500,000  $    1,489,220
  5.625% due 09/30/01                         1,500,000       1,490,157
  0.000% due 11/15/15                         1,000,000         397,839
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $3,360,476)                                      3,377,216
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
46.49%
  FHLMC (6.625% due 08/15/02)                 1,800,000       1,804,176
  FNMA (4.625% due 10/15/01)                  2,000,000       1,963,004
  FNMA (5.250% due 01/15/03)                  1,000,000         973,751
                                                         --------------
    Total U.S. Government Agency
       Obligations (cost $4,721,024)                          4,740,931
                                                         --------------
MORTGAGE-BACKED SECURITIES - 17.17%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
 .45%
  6.000% due 07/15/11                            59,649           1,039
  8.000% due 04/01/18                            43,659          44,397
                                                         --------------
                                                                 45,436
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
16.11%
  6.00% due 10/01/13                      $   1,706,870  $    1,643,875
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
-.61%
  9.500% due 09/15/09                            58,812          61,850
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,715,871)                                      1,751,161
                                                         --------------

SHORT-TERM INVESTMENTS - 2.55%
VARIABLE RATE DEMAND NOTES(1) - 2.55%
  Firstar Bank (5.425% due 12/31/31)            260,464         260,464
                                                         --------------
    Total Short-Term Investments
       (cost $260,464)                                          260,464
                                                         --------------
    TOTAL INVESTMENTS - 99.32%
       (cost $10,057,835)(2)                                 10,129,772
                                                         --------------
OTHER ASSETS AND LIABILITIES - .68%                              69,009
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   10,198,781
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2000 was $71,937 and $0, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                        SUMMIT MUTUAL FUND, INC. - APEX SERIES
   MONEY MARKET FUND                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2000

FLOATING RATE NOTE - 4.65%

                                              PRINCIPAL           VALUE

                                                    -------------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.65%
  First Union National Bank (6.690% due
     07/26/01)                            $   3,000,000  $    3,000,000
                                                         --------------
    Total Floating Rate Note
       (cost $3,000,000)                                      3,000,000
                                                         --------------

SHORT-TERM INVESTMENTS - 94.98%
COMMERCIAL PAPER - 93.36%
  Alpine Securitization (6.530% due
     10/26/00)                                1,500,000       1,493,198
  American Express Centurian (6.670% due
     07/17/01)                                3,000,000       3,000,000
  Asset Portfolio Funding (0.000% due
     10/23/00)                                2,000,000       1,991,994
  Bank One Australia (6.530% due
     11/15/00)                                3,000,000       2,975,513
  Baxter International (6.540% due
     10/20/00)                                3,000,000       2,989,645
  British Telecommunication (6.550% due
     02/08/01)                                3,000,000       2,929,042
  Cooper Industries (6.600% due
     10/16/00)                                3,000,000       2,991,750
  Countrywide Home Loan (6.760% due
     09/05/01)                                3,000,000       3,000,000
  Enterprise Funding (6.520% due
     10/11/00)                                3,000,000       2,994,567
  FVAR Owners Trust (6.550% due
     10/05/00)                                3,000,000       2,997,817
                                              PRINCIPAL           VALUE

                                                    -------------------
COMMERCIAL PAPER - 93.36% (CONTINUED)
  Galaxy Funding (6.550% due 01/25/01)    $   3,000,000  $    2,936,683
  Gino Funding (6.530% due 11/09/00)          3,000,000       2,978,778
  Greenwich Funding (6.520% due
     10/03/00)                                3,000,000       2,998,913
  Heller Financial Inc. (6.933% due
     07/17/01)                                3,000,000       2,998,809
  Intrepid Funding (6.520% due 10/23/00)      3,000,000       2,988,047
  Northern Indiana Public Service
     (6.540% due 10/06/00)                    3,000,000       2,997,275
  Park Avenue Receivables (6.520% due
     10/17/00)                                3,000,000       2,991,306
  Receivables Capital Corp. (6.520% due
     10/19/00)                                3,000,000       2,990,220
  Sigma Finance (6.550% due 10/24/00)         3,000,000       2,987,445
  Stellar Funding Group (6.550% due
     10/23/00)                                3,000,000       2,987,992
  Superior Funding (6.530% due 10/26/00)      3,000,000       2,986,396
                                                         --------------
                                                             60,205,390
                                                         --------------
VARIABLE RATE DEMAND NOTES(1) - 1.62%
  Firstar Bank (6.370% due 12/31/31)          1,046,134       1,046,134
                                                         --------------
    Total Short-Term Investments
       (cost $61,251,524)                                    61,251,524
                                                         --------------
    TOTAL INVESTMENTS - 99.63%
       (cost $64,251,524)                                    64,251,524
                                                         --------------
OTHER ASSETS AND LIABILITIES - .37%                             237,535
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   64,489,059
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2000

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented here. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to The Union Central Life Insurance Company ("Union Central") and its exempt separate accounts. Summit Mutual Funds Apex Series' shares are offered in ten different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-Term Government Fund, and Money Market Fund (individually "Fund"). The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-Term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund and the Nasdaq-100 Index Fund have a capital loss carry forward of $165,393 and $202,046 which can be carried forward until 2008.

DISTRIBUTIONS - Distributions from net investment income in all Funds, except Money Market Fund, are declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Net realized capital gains are distributed annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e)  for the Balanced Index Fund - .30% of current value of net assets;

       (f) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (g) for the Everest Fund - .65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current value of net assets;

       (h) for the Bond Fund - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current value of net assets;

       (i) for the Short-Term Government Fund - .45% of the current value of net assets;

       (j)  for the Money Market Fund - .35% of the current value of net assets.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay any expenses of the Short-Term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% if the Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap
Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser has agreed to reduce its fee for a period of one year from the commencement of operations by .02,
 .04, and .02 percentage points for the S&P 500 Index Fund, the Everest Fund, and the Bond Fund, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended September 30, 2000, the adviser reimbursed the S&P MidCap 400 Index Fund $18,760, the Russell 2000 Small Cap Index Fund $72,037, the Nasdaq-100 Index Fund $32,792, the Balanced Index Fund $2,106, the Lehman Aggregate Bond Index Fund $16,941, the Short-Term Government Fund $25,013, and the Money Market Fund $14,562.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

FORMATION OF THE APEX SERIES - On April 3, 2000, Union Central purchased shares in the Bond, Everest, S&P 500 Index, S&P MidCap 400 Index, Balanced Index, and the Lehman Aggregate Bond Index Funds by redeeming shares in the Pinnacle Series' Portfolios with the same investment objectives. These shares are owned by certain exempt separate accounts of Union Central.

NOTE 3 - FUTURES CONTRACTS

All Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, and Balanced Index Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September 30, 2000 excluding short-term obligations, follow:

                                                    S&P       RUSSELL 2000
                                   S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                 INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $180,042,981   $ 27,625,125   $ 22,098,972   $ 19,716,468
        U.S Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $180,042,981   $ 27,625,125   $ 22,098,972   $ 19,716,468
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $ 13,905,921   $  8,510,984   $  7,312,427   $  8,517,643
        U.S Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $ 13,905,921   $  8,510,984   $  7,312,427   $  8,517,643
                                ============   ============   ============   ============

                                                        LEHMAN
                                       BALANCED     AGGREGATE BOND     EVEREST
                                      INDEX FUND      INDEX FUND        FUND
                                     -------------  --------------  -------------
Total Cost of Purchases of:
        Common Stocks                $ 24,104,121    $         --   $ 82,117,395
        U.S. Government Securities     10,818,967      13,720,682             --
        Corporate Bonds                 4,179,094       3,368,005             --
                                     ------------    ------------   ------------
                                     $ 39,102,182    $ 17,088,687   $ 82,117,395
                                     ============    ============   ============

Total Proceeds from Sales of:
        Common Stocks                $  3,309,658    $         --   $ 36,061,738
        U.S. Government Securities      1,777,638       1,153,592             --
        Corporate Bonds                        --         253,795             --
                                     ------------    ------------   ------------
                                     $  5,087,296    $  1,407,387   $ 36,061,738
                                     ============    ============   ============

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                          SHORT-TERM
                                              BOND        GOVERNMENT
                                              FUND           FUND
                                          -------------  -------------
Total Cost of Purchases of:
        Common Stocks                     $         --   $         --
        U.S. Government Securities          33,143,011     13,654,728
        Corporate Bonds                     57,256,955             --
                                          ------------   ------------
                                          $ 90,399,966   $ 13,654,728
                                          ============   ============

Total Proceeds from Sales of:
        Common Stocks                     $         --   $         --
        U.S. Government Securities          12,512,810      3,953,950
        Corporate Bonds                     12,943,703             --
                                          ------------   ------------
                                          $ 25,456,513   $  3,953,950
                                          ============   ============

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         S&P 500 INDEX FUND
                                                    PERIOD FROM APRIL 3, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                        $  10.00
                                                              --------
Investment Activities:
  Net investment income                                            .04
  Net realized and unrealized gains/(losses)                      (.41)
                                                              --------
Total from Investment Activities                                  (.37)
                                                              --------
Distributions:
  Net investment income                                           (.03)
  Net realized gains                                                --
                                                              --------
Total Distributions                                               (.03)
                                                              --------
Net Asset Value,
   End of period                                              $   9.60
                                                              ========

Total Return                                                     (3.71%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                        0.40%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                      0.82%(3)

Portfolio Turnover Rate                                          17.82%(3)

Net Assets, End of Period (000's)                             $160,899

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.02% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      S&P MIDCAP 400 INDEX FUND
                                                    PERIOD FROM APRIL 3, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                        $  10.00
                                                              --------
Investment Activities:
  Net investment income                                            .05
  Net realized and unrealized gains/(losses)                       .69
                                                              --------
Total from Investment Activities                                   .74
                                                              --------
Distributions:
  Net investment income                                           (.03)
  Net realized gains
                                                                   ---
                                                              --------
Total Distributions                                               (.03)
                                                              --------
Net Asset Value,
   End of period                                              $  10.71
                                                              ========

Total Return                                                      7.41%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                        0.59%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                      1.09%(3)

Portfolio Turnover Rate                                          96.90%(3)

Net Assets, End of Period (000's)                              $24,015

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.19% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                    RUSSELL 2000 SMALL CAP INDEX FUND
                                                    PERIOD FROM DECEMBER 29, 1999(1)
                                                          TO SEPTEMBER 30, 2000
                                                    ---------------------------------
Net Asset Value,
   Beginning of period                                          $  10.00
                                                                --------
Investment Activities:
  Net investment income                                              .05
  Net realized and unrealized gains/(losses)                         .72
                                                                --------
Total from Investment Activities                                     .77
                                                                --------
Distributions:
  Net investment income                                             (.04)
  Net realized gains                                                  --
                                                                --------
Total Distributions                                                 (.04)
                                                                --------
Net Asset Value,
   End of period                                                $  10.73
                                                                ========

Total Return                                                        7.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                           .75%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                        1.05%(3)

Portfolio Turnover Rate                                            67.92%(3)

Net Assets, End of Period (000's)                                $15,889

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.94% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                          NASDAQ-100 INDEX FUND
                                                    PERIOD FROM DECEMBER 28, 1999(1)
                                                          TO SEPTEMBER 30, 2000
                                                    ---------------------------------
Net Asset Value,
   Beginning of period                                           $  10.00
                                                                 --------
Investment Activities:
  Net investment income                                               .05
  Net realized and unrealized gains/(losses)                         (.11)
                                                                 --------
Total from Investment Activities                                     (.06)
                                                                 --------
Distributions:
  Net investment income                                              (.03)
  Net realized gains                                                   --
                                                                 --------
Total Distributions                                                  (.03)
                                                                 --------
Net Asset Value,
   End of period                                                 $   9.91
                                                                 ========

Total Return                                                        (0.62%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                            .61%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                         1.09%(3)

Portfolio Turnover Rate                                            113.32%(3)

Net Assets, End of Period (000's)                                 $13,093

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.53% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         BALANCED INDEX FUND
                                                    PERIOD FROM APRIL 3, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                        $  10.00
                                                              --------
Investment Activities:
  Net investment income                                            .16
  Net realized and unrealized gains/(losses)                      (.17)
                                                              --------
Total from Investment Activities                                  (.01)
                                                              --------
Distributions:
  Net investment income                                           (.12)
  Net realized gains                                                --
                                                              --------
Total Distributions                                               (.12)
                                                              --------
Net Asset Value,
   End of period                                              $   9.87
                                                              ========

Total Return                                                     (0.12%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                        0.59%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                      3.13%(3)

Portfolio Turnover Rate                                          30.16%(3)

Net Assets, End of Period (000's)                              $34,140

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.01% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                    LEHMAN AGGEGRATE BOND INDEX FUND
                                                      PERIOD FROM APRIL 3, 2000(1)
                                                         TO SEPTEMBER 30, 2000
                                                    --------------------------------
Net Asset Value,
   Beginning of period                                          $  10.00
                                                                --------
Investment Activities:
  Net investment income                                              .31
  Net realized and unrealized gains/(losses)                         .14
                                                                --------
Total from Investment Activities                                     .45
                                                                --------
Distributions:
  Net investment income                                             (.23)
  Net realized gains                                                  --
                                                                --------
Total Distributions                                                 (.23)
                                                                --------
Net Asset Value,
   End of period                                                $  10.22
                                                                ========

Total Return                                                        4.55%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                          0.59%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                        6.29%(3)

Portfolio Turnover Rate                                            18.43%(3)

Net Assets, End of Period (000's)                                $16,290

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.22% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                              EVEREST FUND
                                                    PERIOD FROM DECEMBER 29, 1999(1)
                                                          TO SEPTEMBER 30, 2000
                                                    ---------------------------------
Net Asset Value,
   Beginning of period                                          $  10.00
                                                                --------
Investment Activities:
  Net investment income                                              .08
  Net realized and unrealized gains/(losses)                         .24
                                                                --------
Total from Investment Activities                                     .32
                                                                --------
Distributions:
  Net investment income                                             (.06)
  Net realized gains                                                  --
                                                                --------
Total Distributions                                                 (.06)
                                                                --------
Net Asset Value,
   End of period                                                $  10.26
                                                                ========

Total Return                                                        3.21%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                          0.81%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                        1.51%(3)

Portfolio Turnover Rate                                           138.39%(3)

Net Assets, End of Period (000's)                                $49,440

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.04% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                              BOND FUND
                                                    PERIOD FROM APRIL 3, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                         $  10.00
                                                               --------
Investment Activities:
  Net investment income                                             .36
  Net realized and unrealized gains/(losses)                       (.06)
                                                               --------
Total from Investment Activities                                    .30
                                                               --------
Distributions:
  Net investment income                                            (.26)
  Net realized gains                                                 --
                                                               --------
Total Distributions                                                (.26)
                                                               --------
Net Asset Value,
   End of period                                               $  10.04
                                                               ========

Total Return                                                       3.04%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                         0.64%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                       7.19%(3)

Portfolio Turnover Rate                                           80.03%(3)

Net Assets, End of Period (000's)                               $69,875

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.02% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                     SHORT-TERM GOVERNMENT FUND
                                                    PERIOD FROM APRIL 3, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                        $  10.00
                                                              --------
Investment Activities:
  Net investment income                                            .30
  Net realized and unrealized gains/(losses)                       .11
                                                              --------
Total from Investment Activities                                   .41
                                                              --------
Distributions:
  Net investment income                                           (.22)
  Net realized gains                                                --
                                                              --------
Total Distributions                                               (.22)
                                                              --------
Net Asset Value,
   End of period                                              $  10.19
                                                              ========

Total Return                                                      4.14%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                        0.73%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                      5.89%(3)

Portfolio Turnover Rate                                          99.38%(3)

Net Assets, End of Period (000's)                              $10,199

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.52% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                          MONEY MARKET FUND
                                                    PERIOD FROM JUNE 28, 2000(1)
                                                        TO SEPTEMBER 30, 2000
                                                    -----------------------------
Net Asset Value,
   Beginning of period                                         $   1.00
                                                               --------
Investment Activities:
  Net investment income                                             .02
  Net realized and unrealized gains/(losses)                         --
                                                               --------
Total from Investment Activities                                    .02
                                                               --------
Distributions:
  Net investment income                                            (.02)
  Net realized gains                                                 --
                                                               --------
Total Distributions                                                (.02)
                                                               --------
Net Asset Value,
   End of period                                               $   1.00
                                                               ========

Total Return                                                       1.64%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                         0.45%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                       6.41%(3)

Net Assets, End of Period (000's)                               $64,489

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.09% FOR THE PERIOD ENDED SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SUMMIT MUTUAL FUNDS, INC. - APEX
SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), including S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-Term Government Fund, and Money Market Fund, as of September 30, 2000, and the related statements of operations, changes in net assets, and the financial highlights for the periods from the respective dates of inception to September 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods from the respective dates of inception to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 10, 2000

--------------------------------------------------------------------------------

                                    The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following
                                    Portfolios:

                                          EQUITY INDEX ACCOUNTS
                                          S&P 500 Index Portfolio
                                          S&P MidCap 400 Index Portfolio
                                          Russell 2000 Small Cap Index Portfolio
                                          Nasdaq-100 Index Portfolio

                                          BALANCED INDEX ACCOUNT
                                          Balanced Index Portfolio

                                          MANAGED ACCOUNTS
                                          Zenith Portfolio
                                          Bond Portfolio

                                    The Summit Apex Series is a 100% No-Load
                                    Family of Mutual Funds intended for
                                    institutional and retail accounts. The Apex
                                    Series consists of the following Funds:

                                          EQUITY INDEX ACCOUNTS
                                          S&P 500 Index Fund
                                          S&P MidCap 400 Index Fund
                                          Russell 2000 Small Cap Index Fund
                                          Nasdaq-100 Index Fund

                                          FIXED INCOME & BALANCED INDEX ACCOUNTS
                                          Balanced Index Fund
                                          Lehman Aggregate Bond Index Fund

                                          MANAGED ACCOUNTS
                                          Everest Fund
                                          Bond Fund
                                          Short-Term Government Fund

                                          STABLE VALUE ACCOUNT
                                          Money Market Fund

                                    For more complete information about the
                                    Summit Mutual Funds, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

                            [LOGO]  SUMMIT
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SMFI 573APEX 11/00                  FUNDS